Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [50.7%]
U.S. Treasury Notes
2.875%, 09/30/23	$350	$350
2.750%, 08/31/23	1,055	1,053
2.750%, 08/31/25	600	595
2.625%, 12/31/25	1,000	987
2.625%, 05/31/27	1,750	1,720
2.375%, 04/30/26	330	322
1.875%, 08/31/24	2,805	2,741
1.750%, 07/31/24	800	781
1.125%, 10/31/26	1,000	923
0.625%, 10/15/24	1,000	948
0.625%, 07/31/26	1,000	908
Total U.S. Treasury Obligations
(Cost $11,762)		11,328
U.S. Government Agency Obligations [32.2%]
FFCB
0.200%, 10/02/23	1,250	1,209
FNMA
2.625%, 09/06/24	1,400	1,388
2.500%, 02/05/24	1,445	1,436
2.125%, 04/24/26	955	923
1.625%, 01/07/25	1,280	1,237
Tennessee Valley Authority
2.875%, 09/15/24	1,000	997
Total U.S. Government Agency Obligations
(Cost $7,455)		7,190
U.S. Government Mortgage-Backed Obligations [7.8%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	955	928
FNMA, Pool AL5866
2.460%, 08/01/22(A)	201	201
FNMA, Pool AS4877
3.000%, 04/01/30	533	531
FNMA ARM, Pool 766620
2.548%, ICE LIBOR USD 12 Month + 1.677%, 03/01/34(A)	27	27
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
1.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 04/20/35(A)	38	38
GNMA ARM, Pool G2 81447
1.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 08/20/35(A)	10	10
Total U.S. Government Mortgage-Backed Obligations
(Cost $1,784)		1,737

Description	Face Amount (000)/Shares	Value (000)
Municipal Bonds [5.4%]
Florida [3.4%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	$810	$758
Texas [2.0%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	475	451
Total Municipal Bonds
(Cost $1,315)		1,209
Short-Term Investment [2.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.130%**	516,602	517
Total Short-Term Investment
(Cost $517)		517
Total Investments [98.4%]
(Cost $22,833)		$21,981

Percentages are based on Net Assets of $22,349 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2022.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$781	$10,547	$—	$11,328
U.S. Government Agency Obligations	—	7,190	—	7,190
U.S. Government Mortgage-Backed Obligations	—	1,737	—	1,737
Municipal Bonds	—	1,209	—	1,209
Short-Term Investment	517	—	—	517
Total Investments in Securities	$1,298	$20,683	$—	$21,981

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [89.7%]
Automotive [5.2%]
General Motors Financial
5.250%, 03/01/26	$2,600	$2,605
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,962
Total Automotive		5,567
Banks [7.4%]
BPCE
4.000%, 04/15/24	1,800	1,798
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,489
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,244
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,469
Total Banks		8,000
Broadcasting & Cable [2.3%]
Comcast
3.700%, 04/15/24	2,500	2,508
Chemicals [0.1%]
Dow Chemical
4.550%, 11/30/25	148	151
Computer System Design & Services [3.2%]
Apple
3.450%, 05/06/24	3,450	3,464
Drugs [2.3%]
AbbVie
2.600%, 11/21/24	2,500	2,422
Electric Utilities [5.1%]
Duke Energy
3.150%, 08/15/27	1,575	1,490
Exelon
2.750%, 03/15/27(A)	2,000	1,872
Georgia Power
3.250%, 04/01/26	2,200	2,139
Total Electric Utilities		5,501
Enterprise Software/Serv [2.0%]
Oracle
2.500%, 04/01/25	2,250	2,140
Financial Services [2.4%]
American Express
4.200%, 11/06/25	2,500	2,526
Food, Beverage & Tobacco [8.9%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,216
Coca-Cola
1.750%, 09/06/24	2,500	2,445
General Mills
3.200%, 02/10/27	2,500	2,406

Description	Face Amount (000)	Value (000)
PepsiCo
2.250%, 03/19/25	$2,600	$2,534
Total Food, Beverage & Tobacco		9,601
Industrials [1.4%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,470
Investment Bank/Broker-Dealer [1.9%]
Jefferies Group
4.850%, 01/15/27	2,000	2,003
Medical Products & Services [4.5%]
Abbott Laboratories
3.875%, 09/15/25	2,355	2,380
Gilead Sciences
3.700%, 04/01/24	2,500	2,504
Total Medical Products & Services		4,884
Medical-HMO [2.8%]
UnitedHealth Group
3.850%, 06/15/28	3,000	2,985
Petroleum & Fuel Products [8.6%]
Energy Transfer
4.050%, 03/15/25	2,000	1,971
EOG Resources
2.625%, 03/15/23	2,520	2,510
Exxon Mobil
2.275%, 08/16/26	2,500	2,373
Shell International Finance BV
2.875%, 05/10/26	2,500	2,417
Total Petroleum & Fuel Products		9,271
Pharmacy Services [1.8%]
CVS Health
2.875%, 06/01/26	2,000	1,906
Real Estate Investment Trusts [2.3%]
Prologis
3.250%, 10/01/26	2,500	2,429
Retail [2.0%]
AutoZone
3.125%, 04/21/26	2,250	2,172
Security Brokers & Dealers [20.9%]
Banco Santander
2.746%, 05/28/25	2,600	2,464
Bank of America, MTN
4.250%, 10/22/26	2,500	2,467
Barclays, MTN
4.338%, ICE LIBOR USD 3 Month + 1.356%, 05/16/24(B)	2,250	2,250
Citigroup
1.462%, U.S. SOFR + 0.770%, 06/09/27(B)	3,000	2,656
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,507
JPMorgan Chase
3.300%, 04/01/26	3,000	2,916

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)
Morgan Stanley, MTN
3.125%, 07/27/26	$3,000	$2,866
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/24(B)	2,300	2,295
Sumitomo Mitsui Financial Group
1.402%, 09/17/26	2,250	1,989
Total Security Brokers & Dealers		22,410
Semi-Conductors [2.4%]
Applied Materials
3.900%, 10/01/25	2,600	2,619
Telephones & Telecommunications [2.2%]
Verizon Communications
2.625%, 08/15/26	2,500	2,365
Total Corporate Bonds
(Cost $102,240)		96,394
Affiliated Registered Investment Company [2.8%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,017
Total Affiliated Registered Investment Company
(Cost $4,000)		3,017
U.S. Treasury Obligation [2.1%]
U.S. Treasury Note
1.914%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/22(B)	2,250	2,252
Total U.S. Treasury Obligation
(Cost $2,251)		2,252
Asset-Backed Security [0.1%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	20	20
Total Asset-Backed Security
(Cost $20)		20
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund	171	7
Total Closed-End Fund
(Cost $7)		7
Short-Term Investment [1.6%]
SEI Daily Income Trust Government Fund, Cl F, 1.130%**	1,746,001	1,746
Total Short-Term Investment
(Cost $1,746)		1,746

Description	Face Amount (000)	Value (000)
Repurchase Agreement(C) [2.8%]
Barclays
1.460%, dated 06/30/22, repurchased on 07/01/19	$3,000	$3,000
Total Repurchase Agreement
(Cost $3,000)		3,000
Total Investments [99.1%]
(Cost $113,264)		$106,436

Percentages are based on Net Assets of $107,442 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2022.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $5,586 (000), representing 5.2% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Tri-Party Repurchase Agreement.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$96,394	$—	$96,394
Affiliated Registered Investment Company	3,017	—	—	3,017
U.S. Treasury Obligation	2,252	—	—	2,252
Asset-Backed Security	—	20	—	20
Closed-End Fund	7	—	—	7
Short-Term Investment	1,746	—	—	1,746
Repurchase Agreement	—	3,000	—	3,000
Total Investments in Securities	$7,022	$99,414	$—	$106,436

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2021	$3,660
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$(643)
$3,017
Dividend Income	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Corporate Bond Fund

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2021	157,077
Purchases	—
Sales	—
Ending balance as of June 30, 2022	157,077

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [99.0%]
California [94.6%]
Anaheim Housing & Public Improvements Authority, RB
Callable 10/01/27 @ 100
5.000%, 10/01/29	200	$221
Anaheim Housing & Public Improvements Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 04/01/23(A)	220	226
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	645	661
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	567
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	326
California State University, Ser A, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	145	157
California State, Community Choice Financing Authority, Ser A-1, RB
Callable 05/01/28 @ 100
4.000%, 05/01/53(B)	500	505
California State, Community Choice Financing Authority, Ser S, RB
Callable 09/01/27 @ 101
4.000%, 10/01/52(B)	500	510
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	510	570
California State, Educational Facilities Authority, Ser A, RB
5.000%, 04/01/25	435	464
California State, GO
5.000%, 11/01/24	1,000	1,067
California State, GO
5.000%, 08/01/26	1,000	1,107
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,043
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	520
California State, GO
5.000%, 10/01/30	1,000	1,169

Description	Face Amount (000)	Value (000)
California State, GO
Callable 04/01/32 @ 100
5.000%, 04/01/33	$1,000	$1,183
California State, GO
4.000%, 04/01/23	1,000	1,018
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	1,000	1,036
California State, Health Facilities Financing Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/26	230	249
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/27	220	247
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(B)	550	589
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	104
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	672
California State, Health Facilities Financing Authority, Sub-Ser, RB
5.000%, 11/01/27	550	623
California State, Infrastructure & Economic Development Bank, RB
4.000%, 05/01/28	175	183
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,185
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	206
California State, Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	300	328
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	494
California State, Public Works Board, RB
5.000%, 09/01/25	1,510	1,638
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	245

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	$500	$552
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	884
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(A)	350	373
California State, Statewide Communities Development Authority, RB
Callable 03/01/28 @ 100
5.000%, 03/01/29	515	557
California State, Statewide Communities Development Authority, RB
Callable 02/15/26 @ 100
5.000%, 08/15/30	550	593
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	990	1,055
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	320	350
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(B)	1,000	947
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	915
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	267
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,085
Irvine, Improvement Board, Act 1915 Project, District #03-19, Ser B
Callable 08/01/22 @ 100
0.400%, 09/02/29(B)	900	900
Irvine, Improvement Board, TA, BAM
4.000%, 09/02/31	710	719

Description	Face Amount (000)	Value (000)
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	$500	$548
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,103
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	503
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/26	250	276
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	540
Los Angeles County, Redevelopment Refunding Authority Redev Agency Successor Agy, RB, AGM
Callable 12/01/24 @ 100
5.250%, 12/01/26	415	444
Los Angeles Department of Water & Power, Ser A, RB
5.000%, 07/01/27	480	540
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	711
Los Angeles, Department of Airports, Sub-Ser A, RB, AMT
Callable 05/15/32 @ 100
5.000%, 05/15/33	1,000	1,119
Los Angeles, Department of Airports, Sub-Ser E-NON, RB
4.000%, 05/15/24	175	181
Los Angeles, Department of Airports, Sub-Ser, RB
Callable 05/15/32 @ 100
5.000%, 05/15/33	100	116
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	428
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	599
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	525	569
Orange County, Airport Revenue, Ser A, RB
5.000%, 07/01/23	360	371

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	$335	$347
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	691
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	642
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	520	545
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(A)	510	526
Riverside Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/27	100	112
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,040
Sacramento County, Water Financing Authority, RB
5.000%, 06/01/24	125	132
San Diego County, Regional Airport Authority, Sub-Ser B, RB, AMT
5.000%, 07/01/31	1,000	1,105
San Diego County, Ser A, RB
Callable 10/15/24 @ 100
5.000%, 10/15/28	125	133
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	365	403
San Francisco City & County, Airport Comm-San Francisco International Airport, RB
Callable 05/01/26 @ 100
5.000%, 05/01/29	350	375
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	508
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	353

Description	Face Amount (000)	Value (000)
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	$1,030	$1,118
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	532
San Francisco City & County, Public Utilities Commission, Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
4.000%, 11/01/30	290	303
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	1,200	1,304
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	510	531
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, RB
5.000%, 08/01/27	105	117
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,045	1,103
Sanger Unified School District, Ser A, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	125	130
Sanger Unified School District, Ser C, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	185	192
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,020	1,173
Santa Clara County, Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	500	515
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	221
Santa Cruz County, Redevelopment Successor Agency, Ser A, RB, BAM
Callable 09/01/25 @ 101
5.000%, 09/01/26	120	130

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	$200	$220
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	220
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	538
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	557
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(A)	605	623
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	113
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,035	1,141
Total California		54,051
Georgia [0.6%]
Georgia State, Road & Tollway Authority, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	300	342
Illinois [3.8%]
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/27	250	273
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/29	100	111
Illinois State, Ser A, GO
5.000%, 03/01/23	500	508
Illinois State, Ser C, GO
4.000%, 03/01/24	1,250	1,275
Total Illinois		2,167
Total Municipal Bonds
(Cost $58,518)		56,560

Description	Shares	Value (000)
Short-Term Investment [0.7%]
SEI Daily Income Trust Government Fund, Cl F, 1.130%**	386,658	$387
Total Short-Term Investment
(Cost $387)		387
Total Investments [99.7%]
(Cost $58,905)		$56,947

Percentages are based on Net Assets of $57,120 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2022.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$56,560	$—	$56,560
Short-Term Investment	387	—	—	387
Total Investments in Securities	$387	$56,560	$—	$56,947

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.8%]
Alabama [1.2%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,049
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	9,767
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.000%, 7.75%, 10/1/2023,10/01/46(B)	2,500	2,530
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
4.500%, 05/01/32(C)	2,564	2,308
Total Alabama		19,654
Arizona [1.0%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	250
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(C)	500	393
Arizona State, Industrial Development Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/51(C)	650	519
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(C)	225	172
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	625	597
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	925	802
Arizona State, Industrial Development Authority, Ser A-SOCIAL, RB
Callable 07/01/31 @ 100
4.000%, 07/01/61	1,000	784

Description	Face Amount (000)	Value (000)
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	$1,000	$730
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,314
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	474
Maricopa County Industrial Development Authority, RB, AMT
Callable 01/01/26 @ 104
4.000%, 10/15/47(C)	1,500	1,275
Phoenix Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	258
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	875	891
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,309
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,555
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,112

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	$2,015	$2,018
Total Arizona		16,453
Arkansas [0.2%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(C)	3,000	2,886
California [7.6%]
California County, Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	863
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 07/21/22 @ 22
0.000%, 06/01/46(D)	10,000	2,168
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(C)	12,500	8,345
California State, Community Choice Financing Authority, Ser A-1, RB
Callable 05/01/28 @ 100
4.000%, 05/01/53(A)	3,750	3,792
California State, Community Housing Agency, Ser A, RB
Callable 08/01/30 @ 100
5.000%, 08/01/50(C)	4,500	4,108
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,562
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,164
California State, Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	3,620	3,801
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(C)	2,370	2,053
California State, Municipal Finance Authority, RB, AMT
4.000%, 07/15/29	1,190	1,121

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	$255	$266
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(C)	625	637
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,015
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(C)	875	888
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C) (E)	5,000	3,000
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(C)	1,275	1,084
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,264
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	511
California State, School Finance Authority, Ser A, RB
5.000%, 07/01/30(C)	70	76
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,154
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,028
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	591

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	$500	$500
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	5,404
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	1,980
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,507
Central Basin, Municipal Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 08/01/28(F)	2,000	2,265
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/46	915	808
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/52(C)	2,270	1,909
City & County of San Francisco California Special Tax District No. 2020-1, Ser B, SPL Tax
Callable 09/01/31 @ 100
5.250%, 09/01/49(C)	5,000	3,955
City & County of San Francisco California Special Tax District No. 2020-1, Ser C, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/51(C)	5,675	4,826
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
4.000%, 08/01/47(C)	5,000	3,813
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(C)	5,795	4,168
CSCDA Community Improvement Authority, RB
Callable 07/01/32 @ 100
3.250%, 07/01/56(C)	500	350

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(C)	$8,840	$6,511
CSCDA Community Improvement Authority, RB
Callable 12/01/31 @ 100
2.650%, 12/01/46(C)	6,980	5,492
CSCDA Community Improvement Authority, Ser A-SENIOR, RB
Callable 09/01/31 @ 100
3.000%, 09/01/56(C)	2,000	1,430
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,495
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,056
Golden State, Tobacco Securitization, RB, ST APPROP
Callable 06/01/31 @ 100
3.115%, 06/01/38	10,000	8,391
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
0.000%, 06/01/66(D)	10,000	980
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	9,000	8,110
Inland Empire, Tobacco Securitization Authority, RB
Callable 07/21/22 @ 41
0.000%, 06/01/36(D)	12,500	5,050
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,032
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	766
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,007
Total California		121,296
Colorado [9.8%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	905

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	$1,041	$960
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	744	718
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(C)	3,500	2,759
Base Village Metropolitan District No. 2, Ser A, GO
Callable 08/05/22 @ 103
5.750%, 12/01/46	3,055	3,072
Baseline Metropolitan District No. 1, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/51	1,000	858
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,918
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	519
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,642
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	517
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	4,180	3,733
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(C)	1,100	1,053
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(C)	1,265	1,171
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,399

Description	Face Amount (000)	Value (000)
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	$730	$699
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,686
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	967
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	1,939
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	468
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,299
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	1,994
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	938
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	1,930	1,930
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	918
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(C) (F)	2,655	2,860
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(C) (F)	1,515	1,627

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/52	$1,350	$1,095
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	388
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/62	1,590	1,234
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,927
Colorado State, Health Facilities Authority, RB
Callable 05/15/26 @ 100
4.000%, 11/15/46	6,590	6,404
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/44	2,670	2,335
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	2,235	1,902
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	3,395	2,762
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,014
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,165
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,298
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	1,744

Description	Face Amount (000)	Value (000)
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	$2,305	$2,177
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,152
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	680
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,292
Denver, International Business Center, RB
4.000%, 12/01/48	350	318
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	431
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	692
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,397
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	591
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,022
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	443
Fitzsimons Village Metropolitan District No. 3, Ser A-1, GO
Callable 12/01/26 @ 103
4.250%, 12/01/55	4,830	3,611
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,154

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	$3,685	$2,868
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	644
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	503
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(C)	1,900	1,785
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(C)	645	620
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 5.00%, 12/1/2026,12/01/51(B)	7,335	4,770
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	663
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,752
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,694
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(C)	1,150	1,006
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/41	4,000	3,290
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	9,250	7,030
Regional Transportation District, RB
4.000%, 07/15/40	500	448
Reunion Metropolitan District, Ser A, RB
Callable 06/01/26 @ 103
3.625%, 12/01/44	2,000	1,482
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,193

Description	Face Amount (000)	Value (000)
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(F)	$1,000	$1,073
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(F)	550	590
Southglenn, Metropolitan District, GO
Callable 08/05/22 @ 103
5.000%, 12/01/46	3,675	3,434
Southglenn, Metropolitan District, GO
Callable 08/05/22 @ 103
3.500%, 12/01/26	1,750	1,652
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	492
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	2,823
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	1,967
Third Creek Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.750%, 12/01/51	2,275	1,779
Third Creek Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.500%, 12/01/42	1,640	1,327
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,308
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	4,432
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,552	1,336
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,170
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	541
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	99

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	$375	$340
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,040
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	228
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	890
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	2,500	2,147
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,236
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,523
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,340
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(F)	595	647
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	576
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	921
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,456
Total Colorado		156,892
Connecticut [1.0%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(C)	500	500

Description	Face Amount (000)	Value (000)
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(C)	$750	$733
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/42	4,000	3,888
Connecticut State, Health & Educational Facility Authority, RB
Callable 06/01/26 @ 100
5.000%, 12/01/45	10,000	10,377
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(C)	1,280	1,037
Total Connecticut		16,535
Delaware [0.3%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,863
University of Delaware, RB
Callable 07/05/22 @ 100
0.430%, 11/01/35(A)	2,100	2,100
University of Delaware, Ser C-REMK, RB
Callable 07/05/22 @ 100
0.430%, 11/01/37(A)	1,000	1,000
Total Delaware		4,963
District of Columbia [0.8%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	685
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	1,770
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,583
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	2,060	1,980
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	4,534

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	$2,000	$2,267
Total District of Columbia		12,819
Florida [8.0%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,991
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	8,095	8,579
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	516
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	512
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	383
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,459
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,482
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(C)	3,610	3,615
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(C)	2,250	1,808
Charlotte County, Industrial Development Authority, RB
Callable 10/01/31 @ 100
5.000%, 10/01/36(C)	2,265	1,977
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(C)	500	401
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(C)	905	669
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
0.000%, 10/01/49(D)	1,325	318

Description	Face Amount (000)	Value (000)
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44	$3,390	$68
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49	1,000	20
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(C)	750	717
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	400	362
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(C)	1,045	1,050
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(C)	1,950	1,915
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	1,750	1,429
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 07/01/51	390	389
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 02/01/57	575	559
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(C)	2,000	1,557
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(C)	750	552
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(C)	14,875	14,856
Florida State, Development Finance, RB, AMT
6.750%, 12/01/56(A)(C)	5,000	4,942
Florida State, Development Finance, RB, AMT
Callable 08/05/22 @ 103
6.500%, 01/01/49(A)(C)	7,995	7,645
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	7,845	6,352

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	$4,930	$5,100
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,076
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,173
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/47	600	606
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50	1,000	1,008
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/52	725	728
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55	1,500	1,505
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,819
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,641
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,632
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,727
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,147
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,367

Description	Face Amount (000)	Value (000)
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	$1,045	$1,069
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	685
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,300	2,217
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	525
Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	635	644
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,325	2,268
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,385	1,347
Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,805	2,483
Village Community Development District No. 14, SA
Callable 05/01/30 @ 100
5.375%, 05/01/42(C)	2,540	2,549
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,225	2,328
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,335	2,438

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wildwood Utility Dependent District, RB, BAM
Callable 10/01/31 @ 100
5.000%, 10/01/52	$6,195	$6,694
Total Florida		127,899
Georgia [1.7%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,518
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,579
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	4,985
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/51(C)	2,000	1,434
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/56(C)	3,020	2,085
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,873
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
4.000%, 01/01/54	1,000	831
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	621
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	6,312
Main Street Natural Gas, Ser C, RB
Callable 05/01/27 @ 101
4.000%, 08/01/52(A)(C)	2,000	1,967
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	911

Description	Face Amount (000)	Value (000)
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(F)	$810	$872
Total Georgia		27,988
Illinois [10.0%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	700	684
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,012
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,706
Chicago, Board of Education, GO
6.138%, 12/01/39	5,000	5,070
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,026
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,281
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/36	2,300	2,368
Chicago, Board of Education, Ser A, GO
Callable 12/01/31 @ 100
4.000%, 12/01/47	2,500	2,184
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	5,591
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,300	2,331
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,055
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,076
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,021

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	$9,000	$9,661
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,339
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,851
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,016
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,545
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,097
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,581
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,524
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	4,819
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,051
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	257
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	256
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	310	289
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	5,815
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	1,200	1,293
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	1,000	887
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	450

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	$400	$375
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	325
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	323
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	205
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	447
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	11,630	9,995
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(C)	4,995	5,197
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,762
Illinois State, Finance Authority, Ser A, RB
Callable 08/15/31 @ 100
4.000%, 08/15/37	2,155	2,101
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,565
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,195
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	6,704
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,103
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,072
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	5,200	3,885
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	8,182

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	$2,000	$1,791
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	824
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/39	425	414
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/43	1,250	1,186
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,192
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,396
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,123
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/05/22 @ 100
5.350%, 03/01/31	75	44
State of Illinois, GO
Callable 05/01/30 @ 100
5.500%, 05/01/39	1,705	1,829
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,628
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,069
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,139
Village of Gilberts, RB
Callable 07/21/22 @ 100
5.000%, 11/15/34	2,669	2,448
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,885	4,613
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(C)	2,415	1,993

Description	Face Amount (000)	Value (000)
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	$975	$993
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 4.50%, 6/30/2025,12/31/38(B)	1,680	1,155
Total Illinois		161,409
Indiana [1.1%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40	2,745	2,333
Anderson Indiana, RB
5.000%, 01/01/25	250	243
Anderson Indiana, RB
4.180%, 01/01/23	850	843
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	2,003
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/30	2,500	2,462
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(C)	5,750	4,729
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	2,980
Terre Haute, Westminster Village Project, RB
Callable 08/05/22 @ 100
6.000%, 08/01/39	2,355	2,355
Total Indiana		17,948
Iowa [1.0%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,932
Iowa State, Finance Authority, RB
Callable 12/01/29 @ 103
4.000%, 12/01/50(A)	1,500	1,495
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	1,895
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
0.000%, 06/01/65(D)	29,000	2,960

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
PEFA, RB
Callable 06/01/26 @ 101
5.000%, 09/01/49(A)	$8,000	$8,399
Total Iowa		16,681
Kansas [0.9%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	433
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	3,183
Manhattan Kansas, Ser A, RB
Callable 06/01/28 @ 103
4.000%, 06/01/36	750	669
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(F)	1,330	1,423
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	3,670	3,545
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	712
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	238
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,656
Total Kansas		13,859
Kentucky [1.3%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	840
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(C)	500	465
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,912
Kentucky State, Economic Development Finance Authority, Republic Services, Inc. Project, Ser 2010A, RB, AMT
2.000%, 04/01/31(A)	2,000	2,000

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	$1,000	$1,021
Kentucky State, Public Energy Authority, Ser A-1, RB
Callable 05/01/30 @ 100
4.000%, 08/01/52(A)	5,000	5,004
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,530
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Pre-Refunded @ 100
5.750%, 07/01/23(F)	5,650	5,847
Total Kentucky		21,619
Louisiana [0.8%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,560	4,872
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of Saint John the Baptist Louisiana, RB
2.375%, 06/01/37(A)	4,000	3,744
Parish of Saint John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	3,770	3,646
Total Louisiana		12,262
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(C)	1,000	995
Maryland [1.4%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,007

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	$1,370	$1,073
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	528
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	278
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	164
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,577
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	924
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,180
Frederick County, RB
3.250%, 07/01/29	890	814
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,427
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	726
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,117
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	926
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	764
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	711
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	2,000	1,962
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	986
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,876

Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	$750	$769
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,237
Total Maryland		22,046
Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,383
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	3,680
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(C)	4,410	3,518
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,047
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	520
Massachusetts State, Development Finance Agency, Ser S, RB
Callable 07/15/30 @ 100
5.000%, 07/15/46(C)	750	738
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,045
Total Massachusetts		14,931
Michigan [1.3%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	647
Detroit Michigan, Ser A, GO
Callable 04/01/31 @ 100
5.000%, 04/01/46	750	762
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(C)	1,235	1,118

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	$3,750	$3,287
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,247
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 08/05/22 @ 100
6.500%, 12/01/40	3,745	3,697
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	1,865
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,237
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/05/22 @ 100
5.875%, 12/01/30	2,000	1,950
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(C)	1,000	862
Total Michigan		20,672
Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,736
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,390
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,061
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,648
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	482

Description	Face Amount (000)	Value (000)
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	$1,600	$1,521
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	999
Woodbury Minnesota, RB
Callable 07/01/28 @ 103
4.000%, 07/01/56	1,150	872
Total Minnesota		11,709
Missouri [2.3%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	2,958
Cape Girardeau County, Industrial Development Authority, RB
Callable 03/01/31 @ 100
3.000%, 03/01/46	945	656
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/05/22 @ 100
4.000%, 03/01/42	1,000	824
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/05/22 @ 100
3.625%, 03/01/33	500	434
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/05/22 @ 100
3.000%, 03/01/26	395	373
Health & Educational Facilities Authority of the State of Missouri, Ser B, RB
Callable 07/05/22 @ 100
0.430%, 11/01/31(A)	1,955	1,955
Industrial Development Authority of the State Louis Missouri, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,252
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	2,000	1,848

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	$2,000	$1,924
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,877
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	463
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,286
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	1,702
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	413
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	374
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	4,652
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	2,639
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	1,802
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,829
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	1,906

Description	Face Amount (000)	Value (000)
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	$1,315	$1,171
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,321
Total Missouri		37,659
Nebraska [0.4%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,006
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,529
Total Nebraska		6,535
Nevada [1.1%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,114
Henderson Local Improvement Districts, SA
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	199
Henderson Local Improvement Districts, SA
Callable 09/01/31 @ 100
3.500%, 09/01/45	700	514
Las Vegas, Finance Authority, RB
Callable 07/26/22 @ 100
4.375%, 06/15/35(C)	3,500	3,167
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	744
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	750	596
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	167
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	925	937

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	$740	$647
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	731
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	2,050	1,403
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,425	935
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	679
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	92
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,610
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	987
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	896
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	500	483
Total Nevada		17,901
New Hampshire [0.4%]
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	882
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	820
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,166

Description	Face Amount (000)	Value (000)
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	$500	$467
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A)(C)	2,000	1,617
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(C)	1,270	1,033
Total New Hampshire		5,985
New Jersey [1.7%]
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,136
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,090
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,015
New Jersey State, Economic Development Authority, Ser A, RB
5.000%, 11/01/27	780	844
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,201
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,272
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,038
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	461
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,406

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	$3,500	$3,469
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,035
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,011
Total New Jersey		26,978
New Mexico [0.8%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,372
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	2,955
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	488
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	475
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,610
New Mexico State, Hospital Equipment Loan Council, RB
Callable 08/05/22 @ 100
5.500%, 07/01/42	3,110	3,117
Total New Mexico		12,017
New York [6.1%]
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/51	480	379
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/56	530	409
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(C)	875	878
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(C)	875	871
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	4,875	4,134

Description	Face Amount (000)	Value (000)
Metropolitan Transportation Authority, Ser C-1, RB
Callable 11/15/26 @ 100
5.000%, 11/15/56	$3,640	$3,700
Metropolitan Transportation Authority, Ser D-2, RB
Callable 11/15/30 @ 100
4.000%, 11/15/47	3,000	2,641
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	1,690	1,742
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	1,802
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	12,000	12,141
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(C)	1,100	1,109
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 5.25%, 9/8/2041,01/01/58(A) (B)	4,358	3,038
New York City Municipal Water Finance Authority, Sub-Ser BB-4-RE, RB
Callable 07/05/22 @ 100
0.450%, 06/15/50(A)	11,860	11,860
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser F-1, RB
Callable 05/01/27 @ 100
5.000%, 05/01/36	4,170	4,499
New York City, Sub-Ser A-3, GO
Callable 07/05/22 @ 100
0.450%, 10/01/40(A)	3,000	3,000
New York New York, Sub-Ser, GO
Callable 07/05/22 @ 100
0.400%, 06/01/44(A)	4,650	4,650
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	711
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	903

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York State, Liberty Development, Ser 1WTC, RB
Callable 02/15/30 @ 100
2.750%, 02/15/44	$2,000	$1,540
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,536
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/41	350	328
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,880	1,955
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,050
New York State, Transportation Development, RB, AMT
Callable 12/01/32 @ 100
5.000%, 12/01/40	750	777
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	2,750	2,515
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	3,500	3,209
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,030
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,026
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,849
Suffolk Tobacco Asset Securitization, Sub-Ser, RB
Callable 06/01/31 @ 28
0.000%, 06/01/66(D)	940	97
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,064

Description	Face Amount (000)	Value (000)
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	$5,750	$5,469
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,233
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,576
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,147
Total New York		97,868
North Carolina [0.3%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,425
North Carolina State, Medical Care Commission, RB
Callable 09/01/28 @ 103
4.000%, 09/01/46	525	474
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	199
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,041
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,542
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	512
Total North Carolina		5,193
North Dakota [0.5%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	990
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(C)	5,000	2,894
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,533

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	$1,500	$1,514
Total North Dakota		7,931
Ohio [4.3%]
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	6,045	5,692
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(C)	250	198
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,006
County of Franklin Ohio, RB
Callable 07/06/22 @ 100
0.400%, 11/01/42(A)	7,800	7,800
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	3,908
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,002
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	3,876
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	3,020	2,812
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	3,280	3,077
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	12,750	11,528
Ohio State, Higher Educational Facility Commission, Cleveland Clinic Project, Ser B-4, RB
Callable 07/05/22 @ 100
0.450%, 01/01/43(A)	7,500	7,500

Description	Face Amount (000)	Value (000)
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	$2,500	$2,027
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,044
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(C)	5,800	5,018
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(C)	3,000	2,733
Total Ohio		69,221
Oklahoma [0.6%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 08/05/22 @ 100
5.125%, 04/01/42	4,000	3,400
Oklahoma Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	900
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(E)	1,622	2
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	4
Tulsa Airports Improvement Trust, RB, AMT
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	5,000	5,111
Total Oklahoma		9,427
Oregon [1.1%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	834

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	$1,000	$945
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/41	1,000	873
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	7,220	5,950
Oregon Health & Science University, Ser B-2, RB
Callable 11/01/31 @ 100
5.000%, 07/01/46(A)	6,780	7,529
Yamhill County Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/46	1,460	1,246
Total Oregon		17,377
Pennsylvania [2.4%]
Allegheny County Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/51	500	520
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	507
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(C)	1,750	1,750
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,043
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	1,000	1,021
Chester County, Health and Education Facilities Authority, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	1,150	859

Description	Face Amount (000)	Value (000)
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	$900	$868
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	519
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	1,135	1,139
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(C)	750	803
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	8,470	8,512
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,179
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,371
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,306
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,570
Pennsylvania State, Turnpike Commission, Ser C, RB
Callable 12/01/24 @ 100
5.000%, 12/01/39	2,000	2,080
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(C)	900	890
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/50(C)	1,450	1,379
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
5.625%, 07/01/42	3,000	3,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	$3,000	$3,228
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,220
Total Pennsylvania		38,764
Rhode Island [0.2%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,028
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 07/21/22 @ 17
0.000%, 06/01/52(D)	21,270	2,745
Total Rhode Island		3,773
South Carolina [0.7%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,346
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	3,639
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,950	5,590
Total South Carolina		11,575
Tennessee [1.2%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,012
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	4,153
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	917

Description	Face Amount (000)	Value (000)
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	$645	$653
Tennessee Energy Acquisition, RB
Callable 08/01/31 @ 101
5.000%, 05/01/52(A)	11,865	12,582
Total Tennessee		19,317
Texas [6.1%]
Alvin Independent School District, Ser B-REMK, GO
0.450%, 02/15/36(A)	2,000	1,971
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,373
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	413
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	501
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,501
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	461
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,016
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,017
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,326
Grand Parkway, Transportation, RB
Callable 04/01/30 @ 100
4.000%, 10/01/45	500	482

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	$2,000	$2,080
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	852
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	2,000	2,003
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	4,680	3,986
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	2,949
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	4,500	4,563
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,012
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(C)	275	244
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,721
Mission, Economic Development, RB, AMT
Callable 07/26/22 @ 105
4.625%, 10/01/31(C)	3,250	3,303
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	3,410	2,922
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	1,250	976
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,996
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	465
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/46(C)	4,385	3,615

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, RB
Callable 11/01/27 @ 103
4.000%, 11/01/49	$1,100	$928
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 5.00%, 11/15/2026,11/15/61(A) (B)	13,625	7,376
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(C)	4,750	4,503
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,758
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	900	933
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%, 7.00%, 9/1/2023,09/01/31(B) (F)	5,000	6,138
Port Beaumont Navigation District, RB
Callable 08/05/22 @ 103
6.000%, 01/01/25(C)	1,525	1,537
Port Beaumont Navigation District, RB, AMT
Callable 08/05/22 @ 103
3.625%, 01/01/35(C)	1,000	880
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.875%, 01/01/41(C)	750	523
Port of Beaumont Industrial Development Authority, RB
Callable 07/01/23 @ 102
4.100%, 01/01/28(C)	6,330	5,674
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 08/05/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(E)	3,720	1,488

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(E)	$9,000	$5,940
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,044
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,655
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(D)	1,000	527
Total Texas		97,889
Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(C)	1,750	1,676
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(C)	1,000	979
Virginia [1.2%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,002
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,003
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	1,986
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/35	1,015	881
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/40	1,155	956

Description	Face Amount (000)	Value (000)
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/50	$815	$621
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,005	3,812
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	2,610
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	3,414
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
6.000%, 01/01/37	820	820
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	1,500	1,382
Total Virginia		19,487
Washington [0.8%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	428
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,290
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	306
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	2,400	2,141
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(C)	4,330	3,872

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	$2,000	$2,063
Total Washington		12,100
West Virginia [1.0%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.500%, 06/01/50(C)	2,000	1,554
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(C)	1,185	949
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,210
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
4.125%, 07/01/45(A)	1,650	1,638
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,217
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	10,070	9,207
Total West Virginia		16,775
Wisconsin [5.2%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,494
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	504
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,542
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	1,250	1,283
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/52	2,500	2,527
Public Finance Authority, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(C)	3,000	2,663

Description	Face Amount (000)	Value (000)
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/42(C)	$850	$726
Public Finance Authority, RB
Callable 06/01/27 @ 100
4.000%, 06/01/51(C)	715	579
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	2,750	2,200
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52(C)	1,250	998
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56	4,750	3,198
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	3,500	2,811
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,401
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,087
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,582
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,369
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	5,100	3,910
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/31 @ 100
3.000%, 08/15/51	1,610	1,173
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	4,486
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	6,125	6,138

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	$3,300	$3,180
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,561
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,037
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	2,948
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,607
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(C)	1,500	1,431
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(C)	2,500	2,330
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,175	1,188
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,051
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,675	1,672
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,211
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 08/05/22 @ 100
5.000%, 07/01/42	1,000	1,003
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	3,000	3,098

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	$4,280	$4,384
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	200	200
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 08/05/22 @ 100
5.000%, 07/01/23	820	821
Total Wisconsin		83,393
American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,244
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/31 @ 100
5.000%, 09/01/38(C)	1,500	1,607
Total American Samoa		4,851
Guam [0.3%]
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,637
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/35	1,000	1,036
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/40	1,000	1,025
Total Guam		4,698
Puerto Rico [6.5%]
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/24(D)	638	584
Commonwealth of Puerto Rico, Ser A1, GO
5.750%, 07/01/31	3,245	3,544
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/27	1,368	1,456
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/29	7,917	8,501
Commonwealth of Puerto Rico, Ser A1, GO
5.375%, 07/01/25	1,381	1,434
Commonwealth of Puerto Rico, Ser A1, GO
5.250%, 07/01/23	1,385	1,410

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/33	$1,639	$1,502
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/35	4,865	4,356
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/37	957	846
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/41	1,301	1,125
Commonwealth of Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/43(A)	6,809	3,387
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,292
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 08/05/22 @ 100
5.000%, 07/01/42(E) (G)	2,000	1,695
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 08/05/22 @ 100
5.250%, 07/01/30(E)	1,625	1,377
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 08/05/22 @ 100
5.250%, 07/01/28(E)	2,145	1,818
Puerto Rico, Electric Power Authority, Ser E-1, RB
10.000%, 01/01/21(E)	3,957	3,591
Puerto Rico, Electric Power Authority, Ser E-2, RB
10.000%, 07/01/21(E)	1,500	1,361
Puerto Rico, Electric Power Authority, Ser E-3, RB
10.000%, 01/01/22(E)	500	454
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 08/05/22 @ 100
5.250%, 07/01/40(E)	15,000	12,712
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,079
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	5,276	5,069
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	19,086

Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
0.000%, 07/01/24(D)	$1,791	$1,665
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	21,358	20,401
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	29
Total Puerto Rico		104,774
Total Municipal Bonds
(Cost $1,666,047)		1,555,659
Corporate Bonds [1.0%]
Electric Utilities [0.2%]
Talen Energy Supply
6.625%, 01/15/28(C) (E)	3,000	2,903
Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	6,048
Steel & Steel Works [0.1%]
United States Steel
6.875%, 03/01/29	2,000	1,730
Waste Disposal [0.3%]
Waste Pro USA
5.500%, 02/15/26(C)	5,000	4,442
Total Corporate Bonds
(Cost $17,070)		15,123
Short-Term Investment [1.8%]
SEI Daily Income Trust Government Fund, Cl F, 1.140%**	29,144,411	29,144
Total Short-Term Investment
(Cost $29,144)		29,144
Total Investments [99.6%]
(Cost $1,712,261)		$1,599,926

Percentages are based on net assets of $1,606,810 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2022.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $388,876 (000), representing 24.2% of the net assets of the Fund.
(D)	Zero coupon security.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(G)	Level 3 security in accordance with fair value hierarchy.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2022 is valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,553,964	$1,695	$1,555,659
Corporate Bonds	—	15,123	—	15,123
Short-Term Investment	29,144	—	—	29,144
Total Investments in Securities	$29,144	$1,569,087	$1,695	$1,599,926

For the period ended June 30, 2022, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [48.5%]
Communication Services [5.5%]
America Movil
3.625%, 04/22/29	$2,000	$1,900
Verizon Communications
2.355%, 03/15/32	2,536	2,109
Total Communication Services		4,009
Consumer Discretionary [3.3%]
General Motors Financial
4.350%, 01/17/27	2,500	2,401
Consumer Staples [2.2%]
Coca-Cola
1.375%, 03/15/31	2,000	1,633
Energy [2.6%]
Energy Transfer
5.950%, 12/01/25	1,800	1,865
Financials [18.9%]
Banco Santander
2.746%, 05/28/25	2,000	1,895
Barclays
4.375%, 01/12/26	2,000	1,982
Capital One Financial
4.200%, 10/29/25	1,800	1,778
Citigroup
3.500%, 05/15/23	2,400	2,399
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,446
Jefferies Group
4.850%, 01/15/27	2,210	2,214
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(A)	400	2
Mitsubishi UFJ Financial Group
2.351%, ICE LIBOR USD 3 Month + 0.740%, 03/02/23(B)	1,100	1,100
Total Financials		13,816
Health Care [1.2%]
CVS Health
4.300%, 03/25/28	854	846
Industrials [5.7%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,389
Penske Truck Leasing LP
4.250%, 01/17/23(C)	300	301
3.450%, 07/01/24(C)	1,500	1,469
Total Industrials		4,159
Information Technology [3.5%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,538

Description	Face Amount (000)	Value (000)
Real Estate [3.0%]
Prologis
2.125%, 04/15/27	$2,425	$2,216
Utilities [2.6%]
Duke Energy
3.400%, 06/15/29	2,020	1,850
Korea Electric Power
6.750%, 08/01/27	75	85
Total Utilities		1,935
Total Corporate Bonds
(Cost $38,519)		35,418
U.S. Treasury Obligations [43.8%]
U.S. Treasury Notes
2.625%, 01/31/26	5,350	5,279
2.375%, 03/31/29	2,000	1,918
1.875%, 07/31/26	4,500	4,304
1.750%, 03/15/25	1,500	1,452
1.625%, 08/15/29	3,800	3,467
1.000%, 07/31/28	2,150	1,905
0.875%, 11/15/30	3,950	3,343
0.125%, 12/15/23	5,760	5,531
0.125%, 01/15/24	5,000	4,790
Total U.S. Treasury Obligations
(Cost $34,439)		31,989
Affiliated Registered Investment Company [3.4%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	127,551	2,450
Total Affiliated Registered Investment Company
(Cost $2,500)		2,450
U.S. Government Mortgage-Backed Obligations [1.7%]
FHLMC, Pool 1B2677
2.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(B)	1	1
FHLMC, Pool 1B2683
2.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(B)	1	1
FHLMC, Pool 1B2692
2.025%, ICE LIBOR USD 12 Month + 1.775%, 12/01/34(B)	3	3
FHLMC, Pool A93505
4.500%, 08/01/40	6	7
FHLMC, Pool A93996
4.500%, 09/01/40	9	9
FHLMC, Pool C03490
4.500%, 08/01/40	45	46
FHLMC, Pool C09015
3.000%, 10/01/42	55	53
FHLMC, Pool G02940
5.500%, 05/01/37	2	2
FHLMC, Pool G04222
5.500%, 04/01/38	3	3

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
FHLMC, Pool G04913
5.000%, 03/01/38	$13	$13
FHLMC, Pool G08003
6.000%, 07/01/34	4	5
FHLMC, Pool J19197
3.000%, 05/01/27	22	22
FHLMC, Pool Q08998
3.500%, 06/01/42	34	34
FHLMC, Pool Q10378
3.000%, 08/01/42	48	46
FNMA, Pool 252570
6.500%, 07/01/29	1	1
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	—	1
FNMA, Pool 254949
5.000%, 11/01/33	3	3
FNMA, Pool 255814
5.500%, 08/01/35	4	5
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	4	5
FNMA, Pool 735060
6.000%, 11/01/34	3	3
FNMA, Pool 735228
5.500%, 02/01/35	2	3
FNMA, Pool 735230
5.500%, 02/01/35	6	6
FNMA, Pool 745275
5.000%, 02/01/36	20	21
FNMA, Pool 745418
5.500%, 04/01/36	23	25
FNMA, Pool 827223
2.840%, ICE LIBOR USD 12 Month + 1.465%, 04/01/35(B)	6	6
FNMA, Pool 844809
5.000%, 11/01/35	8	9
FNMA, Pool AD8522
4.000%, 08/01/40	7	7
FNMA, Pool AE0828
3.500%, 02/01/41	66	65
FNMA, Pool AH0621
3.500%, 01/01/41	16	16
FNMA, Pool AJ1407
4.000%, 09/01/41	10	10
FNMA, Pool AJ7689
4.000%, 12/01/41	38	38
FNMA, Pool AK0971
3.000%, 02/01/27	19	19
FNMA, Pool AL5866
2.460%, 08/01/22(B)	483	482
FNMA, Pool AO2970
3.000%, 05/01/42	45	43
FNMA, Pool AO4137
3.500%, 06/01/42	38	37
FNMA, Pool MA1277
2.500%, 12/01/27	22	22

Description	Face Amount (000)/Shares	Value (000)
GNMA, Pool G2 4696
4.500%, 05/20/40	$21	$22
GNMA, Pool G2 4747
5.000%, 07/20/40	8	9
GNMA, Pool G2 4923
4.500%, 01/20/41	15	15
GNMA, Pool G2 MA0155
4.000%, 06/20/42	34	35
GNMA, Pool G2 MA0392
3.500%, 09/20/42	43	43
Total U.S. Government Mortgage-Backed Obligations
(Cost $1,194)		1,196
Mortgage-Backed Obligations [0.6%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28	5	2
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	197	196
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	149
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	92	92
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	1
Total Mortgage-Backed Obligations
(Cost $447)		440
Residential Mortgage-Backed Security [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	—	—
Total Residential Mortgage-Backed Security
(Cost $–)		—
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	385	15
Total Closed-End Fund
(Cost $16)		15
Short-Term Investment [1.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.140%**	984,608	985
Total Short-Term Investment
(Cost $985)		985
Total Investments [99.3%]
(Cost $78,100)		$72,493

Percentages are based on net assets of $73,003 (000).

*	Non-income producing security.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

**	The rate reported is the 7-day effective yield as of June 30, 2022.
‡	Investment in Affiliate.
(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $1,770 (000), representing 2.4% of the net assets of the Fund.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,418	$—	$35,418
U.S. Treasury Obligations	—	31,989	—	31,989
Affiliated Registered Investment Company	2,450	—	—	2,450
U.S. Government Mortgage-Backed Obligations	—	1,196	—	1,196
Mortgage-Backed Obligations	—	440	—	440
Residential Mortgage-Backed Security	—	—	—	—
Closed-End Fund	15	—	—	15
Short-Term Investment	985	—	—	985
Total Investments in Securities	$3,450	$69,043	$—	$72,493

The following is a summary of the transactions with the affiliates for the period ended June 30, 2022.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2021	$2,972
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	(522)
Ending balance as of June 30, 2022	$2,450
Dividend Income	$128
City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2021	127,551
Purchases	—
Sales	—
Ending balance as of June 30, 2022	127,551

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [53.1%]
Aerospace & Defense [0.0%]
Howmet Aerospace
6.750%, 01/15/28		215	$215
Aerospace / Defense [0.5%]
Embraer Netherlands Finance BV
6.950%, 01/17/28		6,550	6,340
TransDigm
6.250%, 03/15/26(A)		2,425	2,339
TransDigm
6.375%, 06/15/26		800	748
TransDigm
5.500%, 11/15/27		1,825	1,545
TransDigm
4.875%, 05/01/29		2,725	2,218
TransDigm UK Holdings
6.875%, 05/15/26		2,450	2,285
Total Aerospace / Defense			15,475
Air Transportation [0.0%]
Simpar Europe
5.200%, 01/26/31		920	712
Airlines [0.4%]
American Airlines
11.750%, 07/15/25(A)		1,245	1,294
American Airlines
5.500%, 04/20/26(A)		3,975	3,652
American Airlines
5.750%, 04/20/29(A)		1,629	1,394
Avianca Holdings
8.375%, 07/10/20(B)		39	1
EA Partners I
6.875%, 09/28/20(B)		5,617	112
EA Partners II
6.750%, 06/01/21(B)		4,960	50

Description	Face Amount (000)(1)		Value (000)
Gol Finance
7.000%, 01/31/25		1,210	$757
Gol Finance, MTN
8.000%, 06/30/26		2,725	1,817
Mileage Plus Holdings
6.500%, 06/20/27(A)		2,205	2,167
Total Airlines			11,244
Airport Develop/Maint [0.5%]
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,441
International Airport Finance
12.000%, 03/15/33		7,906	7,714
Mexico City Airport Trust
5.500%, 07/31/47		5,100	3,496
Promontoria Holding 264 BV
6.125%, Euribor 3 Month + 6.125%, 03/01/27	EUR	420	388
Promontoria Holding 264 BV
6.375%, 03/01/27	EUR	700	610
Total Airport Develop/Maint			15,649
Applications Software [0.0%]
TeamSystem
3.750%, Euribor 3 Month + 3.750%, 02/15/28	EUR	1,000	942
Auto Rent & Lease [0.2%]
Hertz
4.625%, 12/01/26(A)		1,660	1,388
Kapla Holding SAS
3.250%, Euribor 3 Month + 3.250%, 12/15/26	EUR	1,592	1,418
Movida Europe
5.250%, 02/08/31		930	722

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ren10 Holding
4.375%, Euribor 3 Month + 4.375%, 02/01/27	EUR	600	$568
Rent-A-Center
6.375%, 02/15/29(A)		2,875	2,243
Total Auto Rent & Lease			6,339
Auto-Med and Heavy Duty Trks [0.0%]
Allison Transmission
5.875%, 06/01/29(A)		405	377
Automotive [1.1%]
Adient Global Holdings
4.875%, 08/15/26(A)		3,175	2,787
Clarios Global
6.750%, 05/15/25(A)		159	157
Dana
5.375%, 11/15/27		175	151
Dana
5.625%, 06/15/28		475	409
Dana
4.250%, 09/01/30		250	194
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	430
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		3,300	2,425
Ford Motor
6.625%, 10/01/28		105	104
Ford Motor Credit
4.250%, 09/20/22		1,000	998
Ford Motor Credit
4.063%, 11/01/24		2,200	2,081
Ford Motor Credit
5.125%, 06/16/25		1,850	1,775
Ford Motor Credit
3.375%, 11/13/25		2,400	2,165

Description	Face Amount (000)(1)		Value (000)
Ford Motor Credit
4.125%, 08/17/27		1,700	$1,497
Ford Motor Credit
5.113%, 05/03/29		1,500	1,345
Ford Motor Credit
4.000%, 11/13/30		1,975	1,600
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	1,934
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,325	1,139
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		850	757
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		775	674
JB Poindexter
7.125%, 04/15/26(A)		731	702
KAR Auction Services
5.125%, 06/01/25(A)		2,150	2,026
Panther BF Aggregator 2
6.250%, 05/15/26(A)		404	389
Panther BF Aggregator 2
8.500%, 05/15/27(A)		6,300	6,089
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		4,375	3,318
Total Automotive			35,146
Autoparts [0.2%]
Metalsa S A P I De Cv
3.750%, 05/04/31		1,845	1,307
3.750%, 05/04/31(A)		5,250	3,707
Nemak
3.625%, 06/28/31		1,385	969
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	614
Total Autoparts			6,597

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Banks [2.7%]
Absa Group
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.411%, 11/27/70		2,075	$1,884
Akbank
6.800%, 02/06/26		6,600	5,897
Akbank T.A.S.
6.797%, USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/28		2,917	2,636
Banco Davivienda
6.650%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.097%, 10/22/70(A)		6,000	4,796
Banco do Brasil
6.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%, 10/15/70		3,215	2,824
Banco General
5.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.665%, 11/07/70		5,300	4,823
Banco Mercantil del Norte
7.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%, 10/06/67		6,935	6,429
Banco Mercantil del Norte
6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.035%, 10/06/70		4,000	3,967

Description	Face Amount (000)(1)		Value (000)
Banco Mercantil del Norte
8.375%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 7.760%, 10/14/70		1,470	$1,420
Banco Mercantil del Norte
6.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.034%, 01/24/71		2,085	1,709
Bancolombia
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.944%, 12/18/29		5,000	4,363
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3
Bank Negara Indonesia Persero
4.300%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, 03/24/71		5,200	4,548
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/33		10,655	9,019
CorpGroup Banking
6.750%, 03/15/23(B)		4,750	243
Freedom Mortgage
8.125%, 11/15/24(A)		600	518
Freedom Mortgage
7.625%, 05/01/26(A)		3,718	2,900
Freedom Mortgage
6.625%, 01/15/27(A)		605	448
Grupo Aval
4.375%, 02/04/30		1,800	1,346
ING Bank, MTN
2.571%, 01/01/28	JPY	361,489	2,118

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ipoteka-Bank ATIB
5.500%, 11/19/25		4,100	$3,773
Sovcombank Via SovCom Capital DAC
7.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.362%, 02/17/71		3,615	—
Turkiye Garanti Bankasi
7.177%, USD ICE Swap 11:00 NY 5 Yr + 4.220%, 05/24/27		2,635	2,255
Turkiye Is Bankasi
7.000%, USD Swap Semi 30/360 5 Yr Curr + 5.117%, 06/29/28		1,992	1,809
Vietnam Prosperity JSC Bank, MTN
6.250%, 07/17/22		14,972	14,882
Yapi ve Kredi Bankasi
7.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.415%, 01/22/31		1,670	1,500
Total Banks			86,110
Broadcasting & Cable [0.6%]
Altice Financing
3.000%, 01/15/28	EUR	600	469
Altice Financing
5.000%, 01/15/28(A)		3,470	2,761
Altice Financing
4.250%, 08/15/29	EUR	1,400	1,104
Altice Financing
5.750%, 08/15/29		1,760	1,418
Cable One
4.000%, 11/15/30(A)		2,560	2,099
CCO Holdings
5.375%, 06/01/29(A)		355	317
CSC Holdings
6.500%, 02/01/29(A)		2,220	1,998

Description	Face Amount (000)(1)		Value (000)
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		6,250	$5,830
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		1,005	839
Liberty Interactive
8.500%, 07/15/29		1,000	693
Liberty Interactive
8.250%, 02/01/30		2,415	1,603
VTR Finance
6.375%, 07/15/28		2,863	2,054
Total Broadcasting & Cable			21,185
Building & Construction [1.5%]
Allegheny Ludlum
6.950%, 12/15/25		570	558
APi Group DE
4.125%, 07/15/29(A)		1,098	872
Ashton Woods USA
4.625%, 04/01/30(A)		2,060	1,513
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,735	1,469
Builders FirstSource
4.250%, 02/01/32(A)		2,342	1,783
Cemex
5.450%, 11/19/29		3,200	2,845
Cemex
3.875%, 07/11/31		4,200	3,211
Cemex
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534%, 09/08/70		3,280	2,793
Forestar Group
3.850%, 05/15/26(A)		1,853	1,523
HTA Group
7.000%, 12/18/25		8,485	7,260

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Installed Building Products
5.750%, 02/01/28(A)		2,583	$2,295
InterCement Financial Operations BV
5.750%, 07/17/24		5,295	4,041
LGI Homes
4.000%, 07/15/29(A)		955	713
New Home
7.250%, 10/15/25(A)		3,215	2,628
Patrick Industries
7.500%, 10/15/27(A)		925	856
Patrick Industries
4.750%, 05/01/29(A)		1,380	1,027
PCF GmbH
4.750%, 04/15/26	EUR	500	412
Shea Homes
4.750%, 02/15/28(A)		1,750	1,406
Summit Materials
6.500%, 03/15/27(A)		1,750	1,688
Thor Industries
4.000%, 10/15/29(A)		965	764
TRI Pointe Group
5.875%, 06/15/24		2,100	2,043
Victors Merger
6.375%, 05/15/29(A)		2,070	1,263
West China Cement
4.950%, 07/08/26		5,300	4,243
Yuksel Insaat
9.500%, 11/10/15(B)		12,655	126
Total Building & Construction			47,332
Building Materials [0.7%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	299
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	320

Description	Face Amount (000)(1)		Value (000)
Cornerstone Building Brands
6.125%, 01/15/29(A)		975	$627
CP Atlas Buyer
7.000%, 12/01/28(A)		3,275	2,365
Foundation Building Materials
6.000%, 03/01/29(A)		5,022	3,679
GYP Holdings III
4.625%, 05/01/29(A)		3,210	2,503
Interface
5.500%, 12/01/28(A)		825	699
SRS Distribution
6.125%, 07/01/29(A)		1,975	1,557
SRS Distribution
6.000%, 12/01/29(A)		2,125	1,669
Standard Industries
5.000%, 02/15/27(A)		2,470	2,206
Standard Industries
4.750%, 01/15/28(A)		1,500	1,278
Standard Industries
4.375%, 07/15/30(A)		2,707	2,135
Standard Industries
3.375%, 01/15/31(A)		1,625	1,200
White Capital Buyer
6.875%, 10/15/28(A)		2,375	1,900
White Capital Parent
8.250%, 03/15/26(A)		925	770
Total Building Materials			23,207
Building-Heavy Construct [1.0%]
Andrade Gutierrez International
11.000%, 08/20/21(B)		200	115
Andrade Gutierrez International
9.500%, 12/30/24(B)		52,740	29,007

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
IHS Netherlands Holdco BV
8.000%, 09/18/27	3,085	$2,710
Odebrecht Holdco Finance
0.000%, 09/10/58(C)	18,374	91
Total Building-Heavy Construct		31,923
Cable Satellite [2.0%]
Cablevision Systems
5.875%, 09/15/22	850	846
CCO Holdings
4.000%, 03/01/23(A)	1,500	1,489
CCO Holdings
5.125%, 05/01/27(A)	2,600	2,454
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,105
CCO Holdings
4.750%, 03/01/30(A)	3,410	2,919
CCO Holdings
4.500%, 08/15/30(A)	2,250	1,871
4.500%, 05/01/32	2,330	1,881
4.500%, 06/01/33(A)	1,790	1,414
CCO Holdings
4.250%, 02/01/31(A)	3,215	2,620
4.250%, 01/15/34(A)	900	695
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,387
CSC Holdings
7.500%, 04/01/28(A)	900	752
CSC Holdings
5.750%, 01/15/30(A)	3,850	2,801
CSC Holdings
4.125%, 12/01/30(A)	4,300	3,354
CSC Holdings
4.625%, 12/01/30(A)	3,175	2,127
CSC Holdings
3.375%, 02/15/31(A)	400	296

Description	Face Amount (000)(1)	Value (000)
CSC Holdings
4.500%, 11/15/31(A)	2,810	$2,160
DIRECTV Holdings
5.875%, 08/15/27(A)	3,521	3,027
DISH DBS
7.750%, 07/01/26	3,905	3,056
DISH DBS
7.375%, 07/01/28	3,050	2,061
DISH DBS
5.750%, 12/01/28(A)	375	278
DISH DBS
5.125%, 06/01/29	1,775	1,072
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,175	972
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)	875	311
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	525	186
Intelsat Jackson Holdings
0.000%, 12/31/49(C)	725	—
Sirius XM Radio
3.125%, 09/01/26(A)	425	375
Sirius XM Radio
4.000%, 07/15/28(A)	2,340	2,024
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,232
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	1,817
Sirius XM Radio
3.875%, 09/01/31(A)	1,425	1,144
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	3,200	2,824
UPC Broadband Finco BV
4.875%, 07/15/31(A)	3,300	2,689
Virgin Media Finance
5.000%, 07/15/30(A)	650	515

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Virgin Media Secured Finance
5.500%, 05/15/29(A)		900	$799
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	678
Vmed O2 UK Financing I
4.250%, 01/31/31(A)		1,725	1,386
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		3,290	2,658
VZ Secured Financing BV
5.000%, 01/15/32(A)		450	373
Ziggo Bond BV
6.000%, 01/15/27(A)		3,300	2,920
Ziggo Bond BV
5.125%, 02/28/30(A)		350	275
Ziggo BV
4.875%, 01/15/30(A)		200	170
Total Cable Satellite			64,013
Chemicals [1.2%]
Axalta Coating Systems
4.750%, 06/15/27(A)		700	624
Axalta Coating Systems
3.375%, 02/15/29(A)		775	633
Braskem Idesa SAPI
7.450%, 11/15/29		3,920	3,370
Braskem Idesa SAPI
6.990%, 02/20/32		2,110	1,635
Braskem Netherlands Finance BV
5.875%, 01/31/50		1,730	1,370
Braskem Netherlands Finance BV
8.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81		1,045	1,047
Compass Minerals International
4.875%, 07/15/24(A)		850	788

Description	Face Amount (000)(1)		Value (000)
Compass Minerals International
6.750%, 12/01/27(A)		1,550	$1,403
Element Solutions
3.875%, 09/01/28(A)		1,975	1,630
Fire BC
4.750%, Euribor 3 Month + 4.750%, 09/30/24	EUR	881	833
HB Fuller
4.250%, 10/15/28		775	647
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,450	2,035
Illuminate Buyer
9.000%, 07/01/28(A)		1,125	889
Indorama Ventures Global Services
4.375%, 09/12/24		4,000	3,938
Koppers
6.000%, 02/15/25(A)		3,600	3,343
OCP
5.125%, 06/23/51		2,070	1,380
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	940
Olympus Water US Holding
6.250%, 10/01/29(A)		1,525	1,062
Polar US Borrower
6.750%, 05/15/26(A)		1,850	1,292
Sasol Financing USA
4.375%, 09/18/26		915	808
Sasol Financing USA
6.500%, 09/27/28		3,095	2,808
Sasol Financing USA
5.500%, 03/18/31		1,965	1,516
SCIL IV
4.375%, Euribor 3 Month + 4.375%, 11/01/26	EUR	400	384

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
SPCM
3.125%, 03/15/27(A)		200	$168
SPCM
3.375%, 03/15/30(A)		425	333
Unigel Luxembourg
8.750%, 10/01/26		2,155	2,136
WR Grace Holdings
4.875%, 06/15/27(A)		775	675
WR Grace Holdings
5.625%, 08/15/29(A)		1,125	828
Total Chemicals			38,515
Coal Mining [0.1%]
DTEK Finance
7.500%cash/0% PIK, 12/31/27		7,654	1,531
Mongolian Mining
0.000%, 10/01/70(D)		5,787	2,344
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	30
Warrior Met Coal
7.875%, 12/01/28(A)		374	358
Total Coal Mining			4,263
Commercial Services [0.2%]
Castor
5.250%, Euribor 3 Month + 5.250%, 02/15/29	EUR	1,850	1,789
Live Nation Entertainment
5.625%, 03/15/26(A)		2,230	2,119
Paysafe Finance
3.000%, 06/15/29	EUR	700	548
SD International Sukuk, MTN
6.300%, 05/09/22(B)		13,384	903
Total Commercial Services			5,359

Description	Face Amount (000)(1)		Value (000)
Communication & Media [0.3%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,755	$1,368
5.500%, 01/14/32(A)		10,725	8,338
Total Communication & Media			9,706
Computer Software [0.1%]
ZoomInfo Technologies
3.875%, 02/01/29(A)		3,461	2,918
Computer System Design & Services [0.1%]
Magnum Holdings
5.375%, 10/31/26(A)		4,900	4,246
Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		2,700	2,184
Terex
5.000%, 05/15/29(A)		1,055	897
United Rentals North America
5.500%, 05/15/27		424	416
United Rentals North America
4.875%, 01/15/28		600	565
United Rentals North America
5.250%, 01/15/30		325	301
United Rentals North America
4.000%, 07/15/30		700	598
United Rentals North America
3.875%, 02/15/31		700	591
Total Construction Machinery			5,552

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.625%, 07/15/26(A)		1,725	$1,579
Allied Universal Holdco
9.750%, 07/15/27(A)		3,975	3,364
Allied Universal Holdco
6.000%, 06/01/29(A)		1,900	1,383
Garda World Security
4.625%, 02/15/27(A)		1,300	1,118
Garda World Security
6.000%, 06/01/29(A)		2,250	1,730
Go Daddy Operating
5.250%, 12/01/27(A)		1,475	1,350
GW B-CR Security
9.500%, 11/01/27(A)		4,018	3,675
Signal Parent
6.125%, 04/01/29(A)		4,827	3,017
Total Consumer Cyclical Services			17,216
Consumer Products [0.3%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		3,625	2,951
Diamond BC BV
4.625%, 10/01/29(A)		2,650	2,119
Edgewell Personal Care
5.500%, 06/01/28(A)		875	796
Edgewell Personal Care
4.125%, 04/01/29(A)		900	743
Energizer Holdings
6.500%, 12/31/27(A)		600	526
Energizer Holdings
4.750%, 06/15/28(A)		725	575
Energizer Holdings
4.375%, 03/31/29(A)		2,200	1,689
Prestige Brands
3.750%, 04/01/31(A)		600	498
Total Consumer Products			9,897

Description	Face Amount (000)(1)		Value (000)
Consumer Products & Services [0.2%]
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26		7,500	$6,665
Containers & Packaging [0.3%]
Graham Packaging
7.125%, 08/15/28(A)		1,925	1,545
Klabin Austria GmbH
3.200%, 01/12/31		9,700	7,400
Klabin Austria GmbH
7.000%, 04/03/49		1,555	1,419
Total Containers & Packaging			10,364
Decision Support Software [0.0%]
MSCI
4.000%, 11/15/29(A)		1,230	1,090
Diversified Manufacturing [0.2%]
Gates Global
6.250%, 01/15/26(A)		4,450	4,128
WESCO Distribution
7.250%, 06/15/28(A)		2,250	2,225
Total Diversified Manufacturing			6,353
Drugs [0.9%]
Diocle Spa
3.875%, Euribor 3 Month + 3.875%, 06/30/26	EUR	250	254
Teva Pharmaceutical Finance
6.150%, 02/01/36		5,035	4,214
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 05/09/30	EUR	3,370	2,821

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25	1,820	$1,774
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	925	790
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	19,125	17,833
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/29	765	630
Total Drugs		28,316
E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)	2,065	1,572
E-Commerce/Services [0.1%]
MercadoLibre
3.125%, 01/14/31	1,125	811
Uber Technologies
4.500%, 08/15/29(A)	2,425	1,992
Total E-Commerce/Services		2,803
Educational Services [0.1%]
Adtalem Global Education
5.500%, 03/01/28(A)	1,662	1,483
Electric Utilities [1.7%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39	5,322	3,954
AES Gener
7.125%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79	4,480	4,076

Description	Face Amount (000)(1)	Value (000)
Cikarang Listrindo
4.950%, 09/14/26	5,800	$5,373
Electricidad Firme de Mexico Holdings
4.900%, 11/20/26	2,100	1,721
Empresas Publicas de Medellin ESP
4.375%, 02/15/31	1,190	913
Greenko Power II, MTN
4.300%, 12/13/28	725	581
Guacolda Energia
4.560%, 04/30/25	7,210	2,551
Mercury Chile Holdco
6.500%, 01/24/27(A)	8,100	7,021
Minejesa Capital BV
4.625%, 08/10/30	3,500	3,135
Minejesa Capital BV
5.625%, 08/10/37(A)	5,300	4,288
Mong Duong Finance Holdings BV
5.125%, 05/07/29	1,890	1,529
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47	316	263
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48	519	476
PG&E
5.000%, 07/01/28	1,075	922
PG&E
5.250%, 07/01/30	625	514
Stoneway Capital
10.000%, 03/01/27(B)	66,142	17,610
Total Electric Utilities		54,927
Electric-Distribution [0.2%]
Comision Federal de Electricidad
3.875%, 07/26/33(A)	431	328

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	$2,237
Zorlu Yenilenebilir Enerji
9.000%, 06/01/26		3,995	2,894
Total Electric-Distribution			5,459
Electric-Transmission [0.2%]
Oryx Funding
5.800%, 02/03/31		6,250	5,888
Energy & Power [0.3%]
Greenko Solar Mauritius
5.950%, 07/29/26		4,900	4,358
India Green Energy Holdings
5.375%, 04/29/24		765	716
ReNew Power Pvt
5.875%, 03/05/27		3,800	3,460
Sheridan Production Partners
0.000% (K)		11	24
Total Energy & Power			8,558
Enterprise Software/Serv [0.0%]
Cedacri Mergeco SPA
4.625%, Euribor 3 Month + 4.625%, 05/15/28	EUR	1,200	1,159
Entertainment & Gaming [0.1%]
CDI Escrow Issuer
5.750%, 04/01/30(A)		2,445	2,250
Entertainment Software [0.0%]
Playtika Holding
4.250%, 03/15/29(A)		945	780

Description	Face Amount (000)(1)		Value (000)
Export/Import Bank [0.0%]
Development Bank of Mongolia
7.250%, 10/23/23		204	$197
Export-Import Bank of India, MTN
4.000%, 01/14/23		415	416
Total Export/Import Bank			613
Finance Companies [0.7%]
LD Holdings Group
6.125%, 04/01/28(A)		1,350	815
Navient
6.750%, 06/25/25		475	434
6.750%, 06/15/26		200	177
Navient
5.000%, 03/15/27		750	618
Navient
4.875%, 03/15/28		600	467
Navient
5.500%, 03/15/29		1,350	1,041
Rocket Mortgage
2.875%, 10/15/26(A)		3,745	3,095
Rocket Mortgage
3.625%, 03/01/29(A)		2,265	1,781
Rocket Mortgage
3.875%, 03/01/31(A)		3,380	2,535
Rocket Mortgage
4.000%, 10/15/33(A)		2,038	1,447
United Wholesale Mortgage
5.500%, 11/15/25(A)		5,080	4,351
5.500%, 04/15/29(A)		6,061	4,641
United Wholesale Mortgage
5.750%, 06/15/27(A)		450	359
Total Finance Companies			21,761

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Financial Services [0.7%]
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		1,000	$830
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,345
Encore Capital Group
4.250%, Euribor 3 Month + 4.250%, 01/15/28	EUR	800	773
4.250%, 06/01/28	GBP	300	301
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	418
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	981
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,476	1,392
Jefferies Finance
5.000%, 08/15/28(A)		795	654
MGIC Investment
5.250%, 08/15/28		865	774
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		1,030	886
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)		990	772
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		3,235	2,809
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		1,788	1,434
NT Rig Holdco PTE
12.000%, 12/20/22		635	584
NT Rig Holdco PTE
7.500%, 12/31/23		25,338	5,575
OEC Finance
7.500%, 03/14/71		44	2

Description	Face Amount (000)(1)		Value (000)
Russian Standard
13.000%, 10/27/22(B)		—	$—
World Acceptance
7.000%, 11/01/26(A)		635	454
Total Financial Services			20,984
Food & Beverage [0.4%]
Aramark Services
6.375%, 05/01/25(A)		425	416
Aramark Services
5.000%, 02/01/28(A)		1,350	1,223
BellRing Brands
7.000%, 03/15/30(A)		1,475	1,390
Kraft Heinz Foods
4.375%, 06/01/46		1,600	1,341
Performance Food Group
4.250%, 08/01/29(A)		1,125	938
Post Holdings
5.750%, 03/01/27(A)		632	612
Post Holdings
5.625%, 01/15/28(A)		2,800	2,658
Post Holdings
5.500%, 12/15/29(A)		850	760
Post Holdings
4.625%, 04/15/30(A)		550	464
Post Holdings
4.500%, 09/15/31(A)		1,450	1,186
US Foods
6.250%, 04/15/25(A)		225	224
US Foods
4.750%, 02/15/29(A)		1,925	1,683
US Foods
4.625%, 06/01/30(A)		300	256
Total Food & Beverage			13,151

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Food, Beverage & Tobacco [0.7%]
Agrosuper
4.600%, 01/20/32(A)	2,650	$2,264
BRF
4.875%, 01/24/30	8,405	6,665
BRF
5.750%, 09/21/50	4,665	3,114
Central American Bottling
5.250%, 04/27/29	1,290	1,126
Health & Happiness H&H International Holdings
5.625%, 10/24/24	5,200	4,527
Simmons Foods
4.625%, 03/01/29(A)	1,495	1,256
Triton Water Holdings
6.250%, 04/01/29(A)	840	596
Turning Point Brands
5.625%, 02/15/26(A)	2,315	2,056
Vector Group
10.500%, 11/01/26(A)	835	775
Vector Group
5.750%, 02/01/29(A)	1,875	1,561
Total Food, Beverage & Tobacco		23,940
Footwear and Related Apparel [0.0%]
Crocs
4.250%, 03/15/29(A)	1,608	1,189
Foreign Governments [0.0%]
Perusahaan Penerbit SBSN Indonesia III
4.700%, 06/06/32(A)	200	197
Gaming [1.0%]
Affinity Gaming
6.875%, 12/15/27(A)	2,175	1,827

Description	Face Amount (000)(1)	Value (000)
Boyd Gaming
4.750%, 12/01/27	1,550	$1,407
4.750%, 06/15/31(A)	675	570
Caesars Entertainment
4.625%, 10/15/29(A)	625	483
CCM Merger
6.375%, 05/01/26(A)	225	205
Colt Merger Sub
5.750%, 07/01/25(A)	600	576
Colt Merger Sub
6.250%, 07/01/25(A)	1,150	1,103
Colt Merger Sub
8.125%, 07/01/27(A)	2,150	2,078
MGM Resorts International
6.000%, 03/15/23	500	499
MGM Resorts International
6.750%, 05/01/25	575	564
Midwest Gaming Borrower
4.875%, 05/01/29(A)	1,200	978
Mohegan Gaming & Entertainment
8.000%, 02/01/26(A)	3,950	3,314
Penn National Gaming
5.625%, 01/15/27(A)	250	219
Penn National Gaming
4.125%, 07/01/29(A)	1,585	1,203
Raptor Acquisition
4.875%, 11/01/26(A)	425	372
Scientific Games Holdings
6.625%, 03/01/30(A)	1,350	1,148
Scientific Games International
8.625%, 07/01/25(A)	1,525	1,559
Scientific Games International
7.250%, 11/15/29(A)	1,175	1,111

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Station Casinos
4.500%, 02/15/28(A)	6,825	$5,764
Station Casinos
4.625%, 12/01/31(A)	2,015	1,572
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	184
VICI Properties
5.625%, 05/01/24(A)	425	420
VICI Properties
3.500%, 02/15/25(A)	75	70
VICI Properties
4.625%, 06/15/25(A)	400	380
4.625%, 12/01/29(A)	1,175	1,050
VICI Properties
4.500%, 09/01/26(A)	875	805
VICI Properties
4.250%, 12/01/26(A)	900	822
VICI Properties
3.875%, 02/15/29(A)	250	216
Total Gaming		30,499
Gas-Distribution [0.1%]
China Oil & Gas Group
4.700%, 06/30/26	5,200	4,563
Gold Mining [0.4%]
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	9,450	8,505
GCM Mining
6.875%, 08/09/26	5,976	4,668
Total Gold Mining		13,173
Health Insurance [0.1%]
Centene
4.250%, 12/15/27	1,075	1,000
Centene
2.450%, 07/15/28	450	376

Description	Face Amount (000)(1)	Value (000)
Centene
4.625%, 12/15/29	500	$464
Centene
3.375%, 02/15/30	250	212
Centene
3.000%, 10/15/30	1,225	1,015
Centene
2.625%, 08/01/31	1,550	1,233
Total Health Insurance		4,300
Healthcare [1.5%]
Acadia Healthcare
5.500%, 07/01/28(A)	875	818
Acadia Healthcare
5.000%, 04/15/29(A)	250	226
AdaptHealth
4.625%, 08/01/29(A)	1,325	1,090
AdaptHealth
5.125%, 03/01/30(A)	1,275	1,075
AHP Health Partners
5.750%, 07/15/29(A)	825	606
Avantor Funding
4.625%, 07/15/28(A)	1,975	1,810
Avantor Funding
3.875%, 11/01/29(A)	1,750	1,531
Charles River Laboratories International
4.250%, 05/01/28(A)	100	90
Charles River Laboratories International
3.750%, 03/15/29(A)	275	238
Charles River Laboratories International
4.000%, 03/15/31(A)	475	405
CHS
8.000%, 03/15/26(A)	750	678
8.000%, 12/15/27(A)	300	272

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
CHS
5.625%, 03/15/27(A)	750	$635
CHS
6.000%, 01/15/29(A)	250	205
CHS
6.875%, 04/15/29(A)	2,500	1,612
CHS
6.125%, 04/01/30(A)	1,100	671
CHS
5.250%, 05/15/30(A)	750	570
DaVita
4.625%, 06/01/30(A)	4,400	3,431
Embecta
5.000%, 02/15/30(A)	475	399
Embecta
6.750%, 02/15/30(A)	1,000	900
Global Medical Response
6.500%, 10/01/25(A)	2,650	2,361
HCA
5.375%, 02/01/25	550	550
HCA
5.875%, 02/15/26	700	703
HCA
3.500%, 09/01/30	1,525	1,298
IQVIA
5.000%, 10/15/26(A)	1,075	1,024
5.000%, 05/15/27(A)	325	309
LifePoint Health
6.750%, 04/15/25(A)	1,250	1,205
LifePoint Health
4.375%, 02/15/27(A)	400	343
LifePoint Health
5.375%, 01/15/29(A)	850	630
Medline Borrower
3.875%, 04/01/29(A)	1,575	1,343
Medline Borrower
5.250%, 10/01/29(A)	5,075	4,198

Description	Face Amount (000)(1)	Value (000)
MPH Acquisition Holdings
5.500%, 09/01/28(A)	1,560	$1,388
MPH Acquisition Holdings
5.750%, 11/01/28(A)	4,200	3,481
Pediatrix Medical Group
5.375%, 02/15/30(A)	1,075	921
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	1,775	1,739
Team Health Holdings
6.375%, 02/01/25(A)	1,700	1,188
Tenet Healthcare
4.625%, 07/15/24(A)	257	247
Tenet Healthcare
4.875%, 01/01/26(A)	550	506
Tenet Healthcare
6.250%, 02/01/27(A)	1,800	1,657
Tenet Healthcare
5.125%, 11/01/27(A)	2,075	1,867
Tenet Healthcare
6.125%, 10/01/28(A)	4,270	3,694
Tenet Healthcare
4.250%, 06/01/29(A)	900	760
Total Healthcare		48,674
Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)	1,200	972
Hilton Grand Vacations Borrower Escrow
4.875%, 07/01/31(A)	824	629
Marriott Ownership Resorts
4.750%, 01/15/28	2,445	2,121
Travel + Leisure
6.625%, 07/31/26(A)	1,495	1,419
Total Hotels and Motels		5,141

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Independent Energy [1.4%]
Antero Resources
8.375%, 07/15/26(A)	258	$273
Antero Resources
7.625%, 02/01/29(A)	271	276
Antero Resources
5.375%, 03/01/30(A)	975	889
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	2,780	2,585
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)	276	347
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)	2,845	2,711
Ascent Resources Utica Holdings
5.875%, 06/30/29(A)	1,055	928
Berry Petroleum
7.000%, 02/15/26(A)	550	484
Callon Petroleum
9.000%, 04/01/25(A)	375	398
Callon Petroleum
6.375%, 07/01/26	1,195	1,102
Callon Petroleum
8.000%, 08/01/28(A)	695	668
Callon Petroleum
7.500%, 06/15/30(A)	550	508
Carrizo Oil & Gas
8.250%, 07/15/25	325	317
Centennial Resource Production
5.375%, 01/15/26(A)	250	225
Centennial Resource Production
6.875%, 04/01/27(A)	1,475	1,401
Chesapeake Energy
5.500%, 02/01/26(A)	3,620	3,439
Chesapeake Energy
5.875%, 02/01/29(A)	225	212

Description	Face Amount (000)(1)	Value (000)
Chesapeake Energy
7.000%, 12/31/49(E)	575	$11
Chord Energy
6.375%, 06/01/26(A)	500	462
Comstock Resources
6.750%, 03/01/29(A)	2,300	2,059
Comstock Resources
5.875%, 01/15/30(A)	2,030	1,746
CrownRock
5.625%, 10/15/25(A)	3,370	3,168
CrownRock
5.000%, 05/01/29(A)	300	269
Endeavor Energy Resources
6.625%, 07/15/25(A)	725	728
Endeavor Energy Resources
5.750%, 01/30/28(A)	900	853
EQT Corp
5.000%, 01/15/29	300	290
EQT Corp
3.625%, 05/15/31(A)	500	432
Occidental Petroleum
8.000%, 07/15/25	750	789
Occidental Petroleum
5.875%, 09/01/25	900	896
Occidental Petroleum
8.875%, 07/15/30	1,050	1,205
Occidental Petroleum
6.625%, 09/01/30	1,050	1,082
Occidental Petroleum
7.500%, 05/01/31	295	317
Occidental Petroleum
6.450%, 09/15/36	3,875	3,972
PDC Energy
6.125%, 09/15/24	387	384
PDC Energy
5.750%, 05/15/26	1,995	1,861
Range Resources
5.000%, 03/15/23	187	186

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Range Resources
4.875%, 05/15/25		397	$387
Range Resources
8.250%, 01/15/29		650	663
Range Resources
4.750%, 02/15/30(A)		575	516
Rockcliff Energy II
5.500%, 10/15/29(A)		800	728
SM Energy
5.625%, 06/01/25		500	473
SM Energy
6.750%, 09/15/26		1,075	1,014
SM Energy
6.625%, 01/15/27		1,170	1,094
SM Energy
6.500%, 07/15/28		1,290	1,186
Southwestern Energy
7.750%, 10/01/27		375	387
Southwestern Energy
8.375%, 09/15/28		375	395
Southwestern Energy
5.375%, 03/15/30		625	577
Southwestern Energy
4.750%, 02/01/32		475	405
Tap Rock Resources
7.000%, 10/01/26(A)		1,100	1,039
Ultra Resources
7.125%, 04/15/25		—	—
Total Independent Energy			46,337
Industrial - Other [0.2%]
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)		725	673
Madison IAQ
4.125%, 06/30/28(A)		250	207
Madison IAQ
5.875%, 06/30/29(A)		4,325	3,265

Description	Face Amount (000)(1)		Value (000)
Roller Bearing of America
4.375%, 10/15/29(A)		945	$804
SPX FLOW
8.750%, 04/01/30(A)		2,225	1,864
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		1,200	1,077
Total Industrial - Other			7,890
Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		2,865	2,801
Prime Security Services Borrower
5.750%, 04/15/26(A)		4,000	3,730
Total Industrial Services			6,531
Industrials [0.0%]
Afflelou SAS
4.250%, 05/19/26	EUR	300	267
Insurance - P&C [1.1%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		1,050	932
AmWINS Group
4.875%, 06/30/29(A)		2,500	2,047
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,157	2,247
AssuredPartners
7.000%, 08/15/25(A)		3,665	3,442
AssuredPartners
5.625%, 01/15/29(A)		1,500	1,201
BroadStreet Partners
5.875%, 04/15/29(A)		4,900	3,834
GTCR AP Finance
8.000%, 05/15/27(A)		1,900	1,779
HUB International
7.000%, 05/01/26(A)		9,075	8,561

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
HUB International
5.625%, 12/01/29(A)		2,100	$1,734
NFP
6.875%, 08/15/28(A)		6,325	5,262
Ryan Specialty Group
4.375%, 02/01/30(A)		400	348
USI
6.875%, 05/01/25(A)		4,525	4,367
Total Insurance - P&C			35,754
Internet Connectiv Svcs [0.1%]
United Group BV
4.125%, Euribor 3 Month + 4.125%, 05/15/25	EUR	1,500	1,406
United Group BV
3.250%, Euribor 3 Month + 3.250%, 02/15/26	EUR	1,450	1,303
United Group BV
3.625%, 02/15/28	EUR	300	233
United Group BV
4.875%, Euribor 3 Month + 4.875%, 02/01/29(A)	EUR	1,100	1,011
Total Internet Connectiv Svcs			3,953
Investment Companies [0.2%]
Hightower Holding
6.750%, 04/15/29(A)		1,822	1,370
Huarong Finance 2017, MTN
4.950%, 11/07/47		3,000	2,100
Icahn Enterprises
5.250%, 05/15/27		1,755	1,555
Total Investment Companies			5,025
Leisure [0.2%]
Live Nation Entertainment
3.750%, 01/15/28(A)		975	843

Description	Face Amount (000)(1)		Value (000)
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		2,400	$2,031
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	1,577
Six Flags Theme Parks
7.000%, 07/01/25(A)		200	202
Viking Cruises
6.250%, 05/15/25(A)		1,835	1,546
VOC Escrow
5.000%, 02/15/28(A)		1,865	1,499
Total Leisure			7,698
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		300	287
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	784
Hilton Domestic Operating
4.875%, 01/15/30		375	339
Hilton Domestic Operating
3.625%, 02/15/32(A)		725	576
Total Lodging			1,986
Lottery Services [0.0%]
Allwyn Entertainment Financing UK
4.125%, Euribor 3 Month + 4.125%, 02/15/28	EUR	1,500	1,423
Mach Tools and Rel Products [0.0%]
Norican
4.500%, 05/15/23	EUR	837	767

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)	1,005	$936
Marine Services [0.2%]
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/24	7,450	6,883
Media Entertainment [1.7%]
Audacy Capital
6.500%, 05/01/27(A)	2,050	1,220
Audacy Capital
6.750%, 03/31/29(A)	1,350	719
CMG Media
8.875%, 12/15/27(A)	6,190	4,883
Cumulus Media New Holdings
6.750%, 07/01/26(A)	1,600	1,474
Diamond Sports Group
5.375%, 08/15/26(A)	250	63
Diamond Sports Group
6.625%, 08/15/27(A)	1,750	210
Gray Escrow II
5.375%, 11/15/31(A)	1,375	1,102
Gray Television
5.875%, 07/15/26(A)	1,400	1,309
Gray Television
7.000%, 05/15/27(A)	1,300	1,246
Gray Television
4.750%, 10/15/30(A)	1,815	1,429
iHeartCommunications
6.375%, 05/01/26	444	410
iHeartCommunications
8.375%, 05/01/27	4,349	3,456
iHeartCommunications
5.250%, 08/15/27(A)	600	514
iHeartCommunications
4.750%, 01/15/28(A)	1,350	1,107

Description	Face Amount (000)(1)	Value (000)
Lamar Media
4.875%, 01/15/29	1,525	$1,372
Match Group
5.000%, 12/15/27(A)	1,225	1,136
Match Group
4.625%, 06/01/28(A)	2,298	2,083
Match Group
4.125%, 08/01/30(A)	1,275	1,065
Match Group Holdings II
3.625%, 10/01/31(A)	800	630
News
5.125%, 02/15/32(A)	150	133
Nexstar Broadcasting
5.625%, 07/15/27(A)	4,325	3,946
Nexstar Broadcasting
4.750%, 11/01/28(A)	900	772
Nielsen Finance
5.625%, 10/01/28(A)	825	766
Nielsen Finance
4.500%, 07/15/29(A)	450	406
Nielsen Finance
5.875%, 10/01/30(A)	1,275	1,171
Nielsen Finance
4.750%, 07/15/31(A)	800	721
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	300	293
Outfront Media Capital
4.250%, 01/15/29(A)	975	777
Outfront Media Capital
4.625%, 03/15/30(A)	625	492
ROBLOX
3.875%, 05/01/30(A)	1,325	1,073
Scripps Escrow
5.875%, 07/15/27(A)	1,700	1,488
Scripps Escrow II
3.875%, 01/15/29(A)	450	374
Scripps Escrow II
5.375%, 01/15/31(A)	775	618

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Sinclair Television Group
5.125%, 02/15/27(A)		2,375	$1,996
Sinclair Television Group
5.500%, 03/01/30(A)		1,200	883
Sinclair Television Group
4.125%, 12/01/30(A)		1,925	1,527
Stagwell Global
5.625%, 08/15/29(A)		4,150	3,335
TEGNA
4.625%, 03/15/28		2,255	2,115
TEGNA
5.000%, 09/15/29		3,780	3,552
Univision Communications
4.500%, 05/01/29(A)		775	649
Univision Communications
7.375%, 06/30/30(A)		750	736
Urban One
7.375%, 02/01/28(A)		1,850	1,584
WMG Acquisition
3.750%, 12/01/29(A)		475	397
Total Media Entertainment			55,232
Medical Labs and Testing Srv [0.0%]
Kepler
5.750%, Euribor 3 Month + 5.750%, 05/15/29	EUR	200	198
US Acute Care Solutions
6.375%, 03/01/26(A)		1,405	1,258
Total Medical Labs and Testing Srv			1,456
Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19		1,000	50
Cidron Aida Finco Sarl
5.000%, 04/01/28	EUR	400	348

Description	Face Amount (000)(1)		Value (000)
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	$1,294
Tenet Healthcare
4.375%, 01/15/30(A)		1,795	1,518
Total Medical Products & Services			3,210
Medical-HMO [0.0%]
Molina Healthcare
4.375%, 06/15/28(A)		1,495	1,337
Metal-Copper [0.3%]
First Quantum Minerals
6.875%, 03/01/26		4,550	4,200
6.875%, 10/15/27		2,045	1,834
Freeport Indonesia, MTN
5.315%, 04/14/32		2,425	2,198
Total Metal-Copper			8,232
Metal-Iron [0.4%]
Samarco Mineracao
5.750%, 10/24/23(B)		4,922	2,950
Samarco Mineracao
5.375%, 09/26/24(B)		11,800	7,015
TMS International
6.250%, 04/15/29(A)		1,965	1,423
Total Metal-Iron			11,388
Metals & Mining [0.4%]
Cleveland-Cliffs
4.625%, 03/01/29(A)		1,700	1,488
Cleveland-Cliffs
4.875%, 03/01/31(A)		725	639
Coeur Mining
5.125%, 02/15/29(A)		1,550	1,074
Freeport-McMoRan
5.250%, 09/01/29		400	382
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23		376	381

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30	532	$500
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	902	817
Vedanta Resources
6.125%, 08/09/24	2,905	1,769
Vedanta Resources Finance II
8.000%, 04/23/23	3,980	3,309
Vedanta Resources Finance II
8.950%, 03/11/25	3,410	2,704
Total Metals & Mining		13,063
Midstream [1.4%]
AmeriGas Partners
5.500%, 05/20/25	775	729
AmeriGas Partners
5.875%, 08/20/26	1,175	1,096
AmeriGas Partners
5.750%, 05/20/27	925	847
Antero Midstream Partners
7.875%, 05/15/26(A)	675	674
Antero Midstream Partners
5.750%, 03/01/27(A)	4,200	3,906
5.750%, 01/15/28(A)	1,800	1,639
Antero Midstream Partners
5.375%, 06/15/29(A)	500	448
Cheniere Energy
4.625%, 10/15/28	1,300	1,171
Cheniere Energy Partners
4.500%, 10/01/29	1,435	1,281
Cheniere Energy Partners
4.000%, 03/01/31	1,875	1,594
CNX Midstream Partners
4.750%, 04/15/30(A)	1,200	1,008

Description	Face Amount (000)(1)	Value (000)
Crestwood Midstream Partners
8.000%, 04/01/29(A)	1,250	$1,161
DT Midstream
4.375%, 06/15/31(A)	1,500	1,253
EQM Midstream Partners
7.500%, 06/01/27(A)	675	652
EQM Midstream Partners
4.500%, 01/15/29(A)	300	244
EQM Midstream Partners
4.750%, 01/15/31(A)	1,450	1,156
EQT Midstream Partners
6.000%, 07/01/25(A)	248	239
EQT Midstream Partners
6.500%, 07/01/27(A)	4,070	3,784
6.500%, 07/15/48	925	703
EQT Midstream Partners
5.500%, 07/15/28	2,425	2,095
Hess Midstream Operations
5.625%, 02/15/26(A)	575	548
Hess Midstream Operations
5.125%, 06/15/28(A)	825	740
Hess Midstream Operations
4.250%, 02/15/30(A)	525	440
Hess Midstream Operations
5.500%, 10/15/30(A)	300	269
Holly Energy Partners
5.000%, 02/01/28(A)	1,550	1,327
NuStar Logistics
5.625%, 04/28/27	1,150	1,024
Rattler Midstream
5.625%, 07/15/25(A)	875	874
Solaris Midstream Holdings
7.625%, 04/01/26(A)	725	686

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Suburban Propane Partners
5.875%, 03/01/27		1,775	$1,674
Suburban Propane Partners
5.000%, 06/01/31(A)		1,675	1,406
Summit Midstream Holdings
5.750%, 04/15/25		1,500	1,174
Targa Resources Partners
6.500%, 07/15/27		2,050	2,089
Targa Resources Partners
5.000%, 01/15/28		1,875	1,785
Targa Resources Partners
5.500%, 03/01/30		1,475	1,405
TransMontaigne Partners
6.125%, 02/15/26		700	619
Western Midstream Operating
4.650%, 07/01/26		150	141
Western Midstream Operating
4.500%, 03/01/28		1,050	950
Western Midstream Operating
4.750%, 08/15/28		200	183
Western Midstream Operating
5.450%, 04/01/44		400	333
Western Midstream Operating
5.300%, 03/01/48		2,350	1,894
Western Midstream Operating
5.500%, 08/15/48		1,535	1,251
Total Midstream			46,492
Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,103	1,006

Description	Face Amount (000)(1)		Value (000)
Bombardier
7.500%, 03/15/25(A)		869	$785
Total Miscellaneous Manufacturing			1,791
Non-Ferrous Metals [0.1%]
Minsur
4.500%, 10/28/31		650	548
Nacional del Cobre de Chile
5.625%, 10/18/43		582	573
Nacional del Cobre de Chile
4.375%, 02/05/49		339	285
Nacional del Cobre de Chile
3.150%, 01/15/51		346	239
Total Non-Ferrous Metals			1,645
Oil Field Services [0.5%]
Archrock Partners
6.875%, 04/01/27(A)		2,350	2,142
Archrock Partners
6.250%, 04/01/28(A)		2,575	2,280
Nabors Industries
9.000%, 02/01/25(A)		1,675	1,667
Nabors Industries
7.250%, 01/15/26(A)		1,525	1,352
Nabors Industries
7.375%, 05/15/27(A)		805	765
Nabors Industries
7.500%, 01/15/28(A)		675	580
Precision Drilling
7.125%, 01/15/26(A)		475	446
Precision Drilling
6.875%, 01/15/29(A)		1,555	1,392
Transocean Phoenix 2
7.750%, 10/15/24(A)		394	378
Transocean Proteus
6.250%, 12/01/24(A)		720	677

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
USA Compression Partners
6.875%, 04/01/26		3,225	$2,933
6.875%, 09/01/27		1,725	1,531
Weatherford International
8.625%, 04/30/30(A)		1,195	992
Total Oil Field Services			17,135
Packaging [0.9%]
ARD Finance
6.500% PIK, 06/30/27(A)		3,057	2,247
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		1,725	1,378
Ardagh Packaging Finance
5.250%, 08/15/27(A)		5,625	3,940
Ball
2.875%, 08/15/30		1,000	805
Berry Global Escrow
5.625%, 07/15/27(A)		525	501
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		6,075	5,216
Crown Americas
4.750%, 02/01/26		1,450	1,380
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)		900	859
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)		2,050	1,789
OI European Group BV
4.750%, 02/15/30(A)		925	775
Owens-Brockway Glass Container
5.375%, 01/15/25(A)		975	917
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		1,875	1,789

Description	Face Amount (000)(1)		Value (000)
Owens-Brockway Glass Container
6.625%, 05/13/27(A)		506	$472
Sealed Air
5.000%, 04/15/29(A)		500	467
Trident TPI Holdings
9.250%, 08/01/24(A)		1,600	1,464
Trident TPI Holdings
6.625%, 11/01/25(A)		1,525	1,399
Trivium Packaging Finance BV
5.500%, 08/15/26(A)		700	658
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		2,925	2,743
Total Packaging			28,799
Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)		1,125	1,094
Clearwater Paper
4.750%, 08/15/28(A)		1,000	862
Graphic Packaging International
4.750%, 07/15/27(A)		300	283
Graphic Packaging International
3.500%, 03/15/28(A)		600	516
3.500%, 03/01/29(A)		525	441
Graphic Packaging International
3.750%, 02/01/30(A)		175	149
Total Paper			3,345
Paper & Related Products [0.3%]
Domtar
6.750%, 10/01/28(A)		914	861
Fabric BC
4.125%, Euribor 3 Month + 4.125%, 08/31/26	EUR	200	197

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Schweitzer-Mauduit International
6.875%, 10/01/26(A)	3,578	$3,184
Suzano Austria GmbH
5.000%, 01/15/30	2,450	2,230
Sylvamo
7.000%, 09/01/29(A)	1,755	1,617
Total Paper & Related Products		8,089
Petrochemicals [0.0%]
Braskem America Finance
7.125%, 07/22/41	885	831
Petroleum & Fuel Products [6.6%]
California Resources
7.125%, 02/01/26(A)	1,750	1,711
Canacol Energy
5.750%, 11/24/28	2,590	2,110
5.750%, 11/24/28(A)	8,828	7,177
Civitas Resources
5.000%, 10/15/26(A)	1,766	1,585
DCP Midstream Operating
6.450%, 11/03/36(A)	275	270
DNO
8.375%, 05/29/24(A)	2,786	2,807
DNO
7.875%, 09/09/26(A)	6,530	6,383
Ecopetrol
6.875%, 04/29/30	11,557	10,229
Ecopetrol
5.875%, 05/28/45	2,090	1,426
5.875%, 11/02/51	2,883	1,886
Empresa Nacional del Petroleo
3.750%, 08/05/26	230	213
Empresa Nacional del Petroleo
4.500%, 09/14/47	576	421

Description	Face Amount (000)(1)	Value (000)
Energy Transfer
6.625%, ICE LIBOR USD 3 Month + 4.155%, 02/15/71	980	$720
Ensign Drilling
9.250%, 04/15/24(A)	1,660	1,569
Frontera Energy
7.875%, 06/21/28	7,890	6,432
Geopark
5.500%, 01/17/27	7,850	6,583
Hilcorp Energy I
6.250%, 11/01/28(A)	2,506	2,332
Hilcorp Energy I
6.000%, 02/01/31(A)	885	765
Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28	1,566	1,437
KazMunayGas National JSC
5.375%, 04/24/30	3,139	2,768
KazMunayGas National JSC
6.375%, 10/24/48	486	404
Kosmos Energy
7.125%, 04/04/26	8,600	7,310
Kosmos Energy
7.750%, 05/01/27	6,705	5,744
Kosmos Energy
7.500%, 03/01/28	500	414
Laredo Petroleum
7.750%, 07/31/29(A)	855	778
Latina Offshore
8.875%, 10/15/22(A)	25,927	16,139
Leviathan Bond
6.125%, 06/30/25(A)	1,620	1,529
Leviathan Bond
6.500%, 06/30/27(A)	9,266	8,560
Leviathan Bond
6.750%, 06/30/30(A)	3,335	3,011

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,535	$3,328
MC Brazil Downstream Trading SARL
7.250%, 06/30/31	6,685	5,330
Nabors Industries
5.750%, 02/01/25	450	402
New Fortress Energy
6.750%, 09/15/25(A)	4,180	3,950
New Fortress Energy
6.500%, 09/30/26(A)	1,995	1,806
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	23,009	5,407
Occidental Petroleum
6.375%, 09/01/28	774	784
Occidental Petroleum
6.600%, 03/15/46	785	833
Offshore Drilling Holding
8.375%, 10/19/20	38,575	2,056
Oil and Gas Holding BSCC
7.625%, 11/07/24	221	228
Oil and Gas Holding BSCC
8.375%, 11/07/28	377	399
Oleoducto Central
4.000%, 07/14/27	1,915	1,591
Oro Negro Drilling Pte
0.000%, (C) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	926
Patterson-UTI Energy
5.150%, 11/15/29	2,220	1,907
Penn Virginia Holdings
9.250%, 08/15/26(A)	1,115	1,070
Pertamina Persero
6.000%, 05/03/42	216	208

Description	Face Amount (000)(1)	Value (000)
Pertamina Persero, MTN
6.450%, 05/30/44	200	$204
Pertamina Persero, MTN
4.175%, 01/21/50	371	291
Peru LNG Srl
5.375%, 03/22/30	3,470	2,811
Petrobras Global Finance
6.850%, 06/05/15	9,965	8,265
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	1,885
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	509
Petroleos del Peru
5.625%, 06/19/47	1,065	722
5.625%, 06/19/47(A)	250	170
Petroleos Mexicanos
6.350%, 02/12/48	550	325
Petroleos Mexicanos
7.690%, 01/23/50	1,919	1,306
Petroleos Mexicanos
6.950%, 01/28/60	3,104	1,920
Petroleos Mexicanos, MTN
6.750%, 09/21/47	1,525	947
Petronas Capital, MTN
2.480%, 01/28/32	546	466
Petronas Capital, MTN
4.550%, 04/21/50	779	746
Petronas Capital, MTN
4.800%, 04/21/60	293	287
Petronas Capital, MTN
3.404%, 04/28/61	612	461
Puma International Financing
5.000%, 01/24/26	7,055	6,184
Qatar Energy
3.125%, 07/12/41	1,316	1,035
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,750	1,496

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,310	$1,153
ShaMaran Petroleum
12.000%, 07/05/23(A)	17,728	17,418
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	264	260
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	373
Southern Gas Corridor CJSC
6.875%, 03/24/26	798	785
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	362	344
Summit Midstream Holdings
8.500%, 10/15/26(A)	975	875
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,825	1,766
Talos Production
12.000%, 01/15/26	740	766
Tengizchevroil Finance International
3.250%, 08/15/30	6,200	4,716
Transocean Pontus
6.125%, 08/01/25(A)	738	677
Tullow Oil
7.000%, 03/01/25	6,000	4,883
Tullow Oil
10.250%, 05/15/26	3,528	3,378
YPF
2.500%, 9.00%, 1/1/2023, 02/12/26(F)	14,718	11,491

Description	Face Amount (000)(1)	Value (000)
YPF
4.000%, 9.00%, 1/1/2023, 06/30/29(F)	1,763	$1,033
Total Petroleum & Fuel Products		212,886
Pharmaceuticals [0.5%]
Bausch Health
5.500%, 11/01/25(A)	900	790
Bausch Health
9.000%, 12/15/25(A)	550	399
Bausch Health
6.125%, 02/01/27(A)	300	255
Bausch Health
5.750%, 08/15/27(A)	275	228
Bausch Health
5.000%, 01/30/28(A)	625	333
5.000%, 02/15/29(A)	600	310
Bausch Health
4.875%, 06/01/28(A)	425	331
Bausch Health
6.250%, 02/15/29(A)	3,150	1,689
Bausch Health
7.250%, 05/30/29(A)	1,950	1,058
Bausch Health
5.250%, 01/30/30(A)	800	413
5.250%, 02/15/31(A)	375	192
Bausch Health Americas
9.250%, 04/01/26(A)	750	536
Bausch Health Americas
8.500%, 01/31/27(A)	1,975	1,385
Catalent Pharma Solutions
3.500%, 04/01/30(A)	675	551
Emergent BioSolutions
3.875%, 08/15/28(A)	3,045	2,159
Endo Dac
6.000%, 06/30/28(A)	1,000	78
Grifols Escrow Issuer
4.750%, 10/15/28(A)	450	390

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Jazz Securities DAC
4.375%, 01/15/29(A)		1,950	$1,730
Mallinckrodt International Finance
10.000%, 06/15/29(A)		829	580
Organon
4.125%, 04/30/28(A)		425	374
Organon
5.125%, 04/30/31(A)		1,750	1,521
Syneos Health
3.625%, 01/15/29(A)		1,525	1,291
Total Pharmaceuticals			16,593
Phys Therapy/Rehab Cntrs [0.0%]
Encompass Health
4.750%, 02/01/30		935	782
Printing & Publishing [0.1%]
Cimpress
7.000%, 06/15/26(A)		3,537	2,818
Real Estate [0.2%]
Emeria SASU
3.375%, 03/31/28	EUR	700	595
PCPD Capital
5.125%, 06/18/26		5,000	4,692
Total Real Estate			5,287
Real Estate Investment Trusts [0.5%]
American Finance Trust
4.500%, 09/30/28(A)		1,290	1,013
Brookfield Property
5.750%, 05/15/26(A)		2,955	2,686
Brookfield Property
4.500%, 04/01/27(A)		3,645	3,023
CIBANCO Institucion de Banca Multiple Trust CIB
4.375%, 07/22/31		4,040	2,886

Description	Face Amount (000)(1)		Value (000)
New Residential Investment
6.250%, 10/15/25(A)		3,460	$3,001
Trust Fibra Uno
6.390%, 01/15/50		1,745	1,392
Uniti Group
4.750%, 04/15/28(A)		1,025	838
Uniti Group
6.500%, 02/15/29(A)		1,645	1,205
Total Real Estate Investment Trusts			16,044
Real Estate Oper/Develop [1.5%]
Alam Sutera Realty
6.000%cash/6.250% PIK, 05/02/24		10,450	6,798
Arabian Centres Sukuk II
5.625%, 10/07/26		3,130	2,869
Central China Real Estate
7.250%, 04/24/23		1,405	704
7.250%, 08/13/24		3,100	987
CFLD Cayman Investment
8.625%, 02/28/21(B)		729	64
CFLD Cayman Investment
8.600%, 04/08/24		10,690	979
China Evergrande Group
8.250%, 03/23/22(B)		1,950	166
China Evergrande Group
10.000%, 04/11/23		2,390	200
China Evergrande Group
7.500%, 06/28/23		10,000	825
China Evergrande Group
8.750%, 06/28/25		5,455	453
China SCE Group Holdings
7.250%, 04/19/23		1,510	627
Country Garden Holdings
5.125%, 01/17/25		2,600	1,405

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dar Al-Arkan Sukuk
6.750%, 02/15/25		2,145	$2,123
Dar Al-Arkan Sukuk
6.875%, 02/26/27		4,675	4,527
Fantasia Holdings Group
15.000%, 12/18/21(B)		1,920	182
Fantasia Holdings Group
12.250%, 10/18/22		4,075	362
Fantasia Holdings Group
10.875%, 01/09/23		2,555	227
Fantasia Holdings Group
11.875%, 06/01/23		2,165	195
GTC Aurora Luxembourg
2.250%, 06/23/26	EUR	2,820	2,256
Haya Finance 2017
5.250%, 11/15/22	EUR	645	455
Hong Kong Red Star Macalline Universal Home Furnishings
3.375%, 09/21/22		4,500	3,486
Kaisa Group Holdings
8.500%, 06/30/22		4,562	640
Kaisa Group Holdings
11.500%, 01/30/23		4,430	612
Kaisa Group Holdings
10.875%, 07/23/23		2,625	364
Kaisa Group Holdings
9.375%, 06/30/24(B)		4,682	654
Kaisa Group Holdings
11.250%, 04/16/25		2,804	385
Kaisa Group Holdings
11.700%, 11/11/25(B)		2,021	282
KWG Group Holdings
6.000%, 09/15/22		1,600	658
MAF Global Securities
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.539%, 09/20/70		4,400	4,245

Description	Face Amount (000)(1)		Value (000)
Pakuwon Jati
4.875%, 04/29/28		6,000	$5,111
Redco Properties Group, MTN
9.900%, 02/17/24		2,905	635
Redsun Properties Group
7.300%, 01/13/25		2,230	312
Scenery Journey
11.500%, 10/24/22		2,310	150
Scenery Journey
12.000%, 10/24/23		6,797	442
Sunac China Holdings
7.250%, 06/14/22		4,833	735
Sunac China Holdings
7.500%, 02/01/24		3,206	489
Sunac China Holdings
6.500%, 01/10/25		3,315	497
Yuzhou Group Holdings
6.350%, 01/13/27		2,090	157
Yuzhou Group Holdings, MTN
7.813%, 01/21/23		7,628	629
Zhenro Properties Group
8.700%, 08/03/22		2,980	209
Zhenro Properties Group
6.500%, 09/01/22		5,680	454
Zhenro Properties Group
9.150%, 05/06/23(B)		3,515	272
Zhenro Properties Group
7.875%, 04/14/24(B)		2,515	170
Total Real Estate Oper/Develop			47,992
Regional Banks-Non US [0.1%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/70		2,300	2,295
Restaurants [0.3%]
1011778 BC ULC
3.875%, 01/15/28(A)		375	326

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
1011778 BC ULC
4.375%, 01/15/28(A)		850	$743
1011778 BC ULC
3.500%, 02/15/29(A)		625	529
1011778 BC ULC
4.000%, 10/15/30(A)		6,025	4,893
KFC Holding
4.750%, 06/01/27(A)		975	938
Yum! Brands
4.750%, 01/15/30(A)		925	839
Yum! Brands
3.625%, 03/15/31		825	693
Yum! Brands Inc
4.625%, 01/31/32		1,230	1,082
Total Restaurants			10,043
Retail [1.2%]
Bath & Body Works
6.950%, 03/01/33		1,008	805
Bath & Body Works
6.750%, 07/01/36		985	789
BCPE Ulysses Intermediate
7.750%, 04/01/27(A)		650	400
Bed Bath & Beyond
5.165%, 08/01/44		1,835	379
Bloomin' Brands
5.125%, 04/15/29(A)		1,860	1,578
BlueLinx Holdings
6.000%, 11/15/29(A)		885	690
Carvana
5.625%, 10/01/25(A)		1,270	966
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,127
Fertitta Entertainment
6.750%, 01/15/30(A)		1,575	1,204
FirstCash
4.625%, 09/01/28(A)		990	855

Description	Face Amount (000)(1)		Value (000)
FirstCash
5.625%, 01/01/30(A)		1,124	$971
Foot Locker
4.000%, 10/01/29(A)		2,590	1,962
Future Retail
5.600%, 01/22/25		16,200	1,863
Grupo Axo SAPI
5.750%, 06/08/26		4,015	3,438
Guitar Center
8.500%, 01/15/26(A)		726	641
LBM Acquisition
6.250%, 01/15/29(A)		1,025	660
Lion
4.000%, Euribor 3 Month + 4.000%, 07/01/26	EUR	700	656
Macy's Retail Holdings
5.875%, 04/01/29(A)		825	702
Macy's Retail Holdings
6.125%, 03/15/32(A)		1,326	1,105
Macy's Retail Holdings
5.125%, 01/15/42		850	565
Michaels
5.250%, 05/01/28(A)		2,125	1,670
Michaels
7.875%, 05/01/29(A)		1,450	956
Park River Holdings
5.625%, 02/01/29(A)		775	483
Park River Holdings
6.750%, 08/01/29(A)		1,020	661
QVC
5.450%, 08/15/34		4,160	2,870
Shiba Bidco
4.500%, 10/31/28	EUR	800	687
Victoria's Secret
4.625%, 07/15/29(A)		1,980	1,492

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vivo Energy Investments BV
5.125%, 09/24/27	7,400	$7,022
Total Retail		37,197
Retailers [0.1%]
Academy
6.000%, 11/15/27(A)	1,050	960
Asbury Automotive Group
4.625%, 11/15/29(A)	600	496
Asbury Automotive Group
5.000%, 02/15/32(A)	700	572
Gap
3.625%, 10/01/29(A)	1,150	807
Gap
3.875%, 10/01/31(A)	450	314
Kontoor Brands
4.125%, 11/15/29(A)	450	357
NMG Holding
7.125%, 04/01/26(A)	725	670
William Carter
5.625%, 03/15/27(A)	375	351
Total Retailers		4,527
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)	4,275	1,169
Steel & Steel Works [0.3%]
CAP
3.900%, 04/27/31	7,925	6,221
CSN Islands XI
6.750%, 01/28/28	1,365	1,198
CSN Resources
5.875%, 04/08/32(A)	1,410	1,068
Total Steel & Steel Works		8,487

Description	Face Amount (000)(1)	Value (000)
Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)	300	$296
3.500%, 03/15/29(A)	1,025	830
Albertsons
3.250%, 03/15/26(A)	625	545
Albertsons
7.500%, 03/15/26(A)	1,075	1,059
Albertsons
5.875%, 02/15/28(A)	950	888
Total Supermarkets		3,618
Technology [1.9%]
Ams
7.000%, 07/31/25(A)	1,050	1,001
Black Knight InfoServ
3.625%, 09/01/28(A)	1,475	1,281
Boxer Parent
9.125%, 03/01/26(A)	875	820
Cars.com
6.375%, 11/01/28(A)	1,850	1,559
Central Parent
7.250%, 06/15/29(A)	1,800	1,739
Ciena
4.000%, 01/31/30(A)	300	259
Clarivate Science Holdings
3.875%, 07/01/28(A)	350	293
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,575	1,293
Condor Merger Sub
7.375%, 02/15/30(A)	4,175	3,410
Consensus Cloud Solutions
6.000%, 10/15/26(A)	825	710
Consensus Cloud Solutions
6.500%, 10/15/28(A)	1,325	1,093

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Diebold Nixdorf
9.375%, 07/15/25(A)	325	$227
Dun & Bradstreet
5.000%, 12/15/29(A)	1,075	929
Elastic
4.125%, 07/15/29(A)	4,301	3,590
Entegris Escrow
5.950%, 06/15/30(A)	575	547
Fair Isaac
4.000%, 06/15/28(A)	1,436	1,271
Gartner
4.500%, 07/01/28(A)	625	574
Gartner
3.750%, 10/01/30(A)	300	259
HealthEquity
4.500%, 10/01/29(A)	1,525	1,334
Helios Software Holdings
4.625%, 05/01/28(A)	1,750	1,404
II-VI
5.000%, 12/15/29(A)	1,700	1,483
Logan Merger Sub
5.500%, 09/01/27(A)	2,650	1,845
Millennium Escrow
6.625%, 08/01/26(A)	1,125	918
Minerva Merger Sub
6.500%, 02/15/30(A)	4,975	4,129
NCR
5.750%, 09/01/27(A)	300	266
NCR
5.000%, 10/01/28(A)	2,276	1,927
NCR
5.125%, 04/15/29(A)	3,180	2,689
NCR
6.125%, 09/01/29(A)	1,350	1,167
NCR
5.250%, 10/01/30(A)	1,800	1,553
Open Text
3.875%, 02/15/28(A)	1,500	1,334

Description	Face Amount (000)(1)	Value (000)
Open Text Holdings
4.125%, 12/01/31(A)	350	$289
PTC
4.000%, 02/15/28(A)	250	226
Rackspace Technology Global
3.500%, 02/15/28(A)	1,800	1,409
Rackspace Technology Global
5.375%, 12/01/28(A)	2,250	1,456
Rocket Software
6.500%, 02/15/29(A)	2,850	2,077
Science Applications International
4.875%, 04/01/28(A)	1,575	1,469
Seagate HDD Cayman
3.125%, 07/15/29	1,575	1,248
Seagate HDD Cayman
3.375%, 07/15/31	1,075	835
Seagate HDD Cayman
5.750%, 12/01/34	870	766
Sensata Technologies
3.750%, 02/15/31(A)	425	341
Sensata Technologies BV
4.000%, 04/15/29(A)	650	551
SS&C Technologies
5.500%, 09/30/27(A)	2,625	2,448
Synaptics
4.000%, 06/15/29(A)	1,525	1,238
TTM Technologies
4.000%, 03/01/29(A)	775	651
Twitter
5.000%, 03/01/30(A)	1,370	1,300
Veritas US
7.500%, 09/01/25(A)	2,200	1,636
Viavi Solutions
3.750%, 10/01/29(A)	325	272

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
ZipRecruiter
5.000%, 01/15/30(A)		1,885	$1,583
Total Technology			60,699
Telephones & Telecommunications [3.3%]
Altice France
4.000%, 07/15/29	EUR	700	535
Altice France Holding
10.500%, 05/15/27(A)		720	600
Altice France Holding
4.000%, 02/15/28	EUR	500	354
America Movil
5.375%, 04/04/32(A)		3,820	3,390
Axian Telecom
7.375%, 02/16/27(A)		7,470	7,156
Axtel
6.375%, 11/14/24(A)		5,200	4,576
C&W Senior Financing DAC
6.875%, 09/15/27		10,180	9,174
CT Trust
5.125%, 02/03/32		1,650	1,326
5.125%, 02/03/32(A)		7,280	5,833
Digicel
6.750%, 03/01/23		2,180	1,314
6.750%, 03/01/23(A)		7,800	4,680
Digicel Group 0.5
10.000%, 04/01/24		5,868	5,723
Digicel Group 0.5
8.000%, 04/01/25		5	4
Digicel International Finance
8.000%, 12/31/26		1	1
Eolo
4.875%, 10/21/28	EUR	600	530
Iliad Holding SASU
6.500%, 10/15/26(A)		1,800	1,621

Description	Face Amount (000)(1)		Value (000)
Iliad Holding SASU
7.000%, 10/15/28(A)		960	$834
Internap Holdings LLC
0.000%,		61	9
Kenbourne Invest
4.700%, 01/22/28		5,500	4,193
Liquid Telecommunications Financing
5.500%, 09/04/26		2,640	2,323
Mauritius Investments
6.500%, 10/13/26		2,890	2,850
Millicom International Cellular
6.250%, 03/25/29		1,544	1,351
Millicom International Cellular
4.500%, 04/27/31		3,581	2,657
Network i2i
3.975%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, 06/03/71		2,680	2,245
Oi
10.000%cash or 8.000% cash/4.000% PIK, 07/27/25		14,403	7,071
Oztel Holdings SPC
5.625%, 10/24/23		1,440	1,446
Oztel Holdings SPC
6.625%, 04/24/28		7,435	7,485
Sixsigma Networks Mexico
7.500%, 05/02/25		7,220	6,383
Turk Telekomunikasyon
6.875%, 02/28/25		8,270	7,384
Turkcell Iletisim Hizmetleri
5.800%, 04/11/28		1,130	891
Viasat
5.625%, 04/15/27(A)		925	801
Viasat
6.500%, 07/15/28(A)		1,885	1,298

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
VTR Comunicaciones
5.125%, 01/15/28	8,431	$6,084
VTR Comunicaciones
4.375%, 04/15/29	5,701	3,900
Total Telephones & Telecommunications		106,022
Textile-Products [0.2%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24	15,640	1,564
Prime Bloom Holdings
6.950%, 07/05/22	16,500	2,063
Sri Rejeki Isman
7.250%, 01/16/25	25,394	2,583
Total Textile-Products		6,210
Transportation Services [0.7%]
Adani International Container Terminal Pvt
3.000%, 02/16/31	2,784	2,372
Alfa
6.875%, 03/25/44	1,600	1,562
Carnival
9.875%, 08/01/27(A)	2,675	2,591
DP World Crescent, MTN
3.875%, 07/18/29	362	336
DP World Crescent, MTN
3.750%, 01/30/30	299	275
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50	315	261
Georgian Railway JSC
4.000%, 06/17/28	5,600	4,650
JSW Infrastructure
4.950%, 01/21/29(A)	4,500	3,529
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	418	381
NCL
5.875%, 02/15/27(A)	1,905	1,629

Description	Face Amount (000)(1)	Value (000)
Royal Caribbean Cruises
5.500%, 08/31/26(A)	990	$732
Royal Caribbean Cruises
5.375%, 07/15/27(A)	774	553
Stena International
6.125%, 02/01/25(A)	1,200	1,140
Watco
6.500%, 06/15/27(A)	1,825	1,671
Total Transportation Services		21,682
Utility - Electric [0.6%]
Calpine
5.250%, 06/01/26(A)	289	275
Calpine
4.500%, 02/15/28(A)	925	839
Calpine
5.125%, 03/15/28(A)	1,375	1,220
Calpine
4.625%, 02/01/29(A)	725	603
Calpine
5.000%, 02/01/31(A)	475	385
Calpine
3.750%, 03/01/31(A)	825	667
Enviva Partners
6.500%, 01/15/26(A)	2,850	2,754
NRG Energy
6.625%, 01/15/27	235	230
NRG Energy
5.750%, 01/15/28	1,950	1,791
NRG Energy
3.375%, 02/15/29(A)	550	443
NRG Energy
5.250%, 06/15/29(A)	1,520	1,357
NRG Energy
3.625%, 02/15/31(A)	200	157
NRG Energy
3.875%, 02/15/32(A)	900	715

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	$1,019
TerraForm Power Operating
4.750%, 01/15/30(A)	500	421
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,700
Vistra Operations
5.625%, 02/15/27(A)	3,525	3,305
Vistra Operations
5.000%, 07/31/27(A)	700	634
Total Utility - Electric		18,515
Water [0.1%]
Aegea Finance Sarl
6.750%, 05/20/29(A)	3,650	3,422
Wireless Communications [0.2%]
Sprint
7.625%, 02/15/25	1,000	1,043
7.625%, 03/01/26	800	843
T-Mobile USA
4.750%, 02/01/28	325	315
T-Mobile USA
2.625%, 02/15/29	1,175	989
T-Mobile USA
3.375%, 04/15/29(A)	2,025	1,770
Total Wireless Communications		4,960
Total Corporate Bonds
Cost ($2,274,283)		1,708,733
Loan Participations [19.8%]
Aerospace [0.1%]
American Airlines, Inc., 2017 Class B Term Loan, 1st Lien
2.106%, LIBOR + 2.000%, 12/15/23	1,815	1,752

Description	Face Amount (000)(1)	Value (000)
Aerospace & Defense [0.2%]
Ducommun Incorporated, Term B Loan, 1st Lien
5.060%, LIBOR + 4.000%, 11/21/25	1,811	$1,788
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 01/22/25	669	580
Peraton Corp., Term B Loan, 1st Lien
5.416%, LIBOR + 3.750%, 02/01/28	1,502	1,407
Peraton Corp., Term B-1 Loan, 2nd Lien
9.005%, LIBOR + 7.750%, 02/01/29	230	213
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2021 Refinancing Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 01/15/25	839	817
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
3.916%, LIBOR + 2.250%, 12/09/25	1,525	1,443
Total Aerospace & Defense		6,248
Air Transport [0.2%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.813%, LIBOR + 4.750%, 04/20/28	2,365	2,252

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
7.313%, LIBOR + 5.250%, 06/21/27	1,920	$1,893
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 10/20/27	2,560	2,542
United AirLines, Inc., Class B Term Loan, 1st Lien
5.392%, LIBOR + 3.750%, 04/21/28	1,188	1,101
Total Air Transport		7,788
Automotive [0.3%]
Adient US LLC, Term B-1 Loan, 1st Lien
4.310%, LIBOR + 3.500%, 04/10/28	632	586
American Trailer World Corp., Initial Term Loan, 1st Lien
5.375%, CME Term SOFR + 3.750%, 03/03/28	1,077	920
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
5.620%, 04/06/28(D)	1,419	1,309
Clarios Global LP, Term Loan, 1st Lien
3.250%, 04/30/26	2,900	2,713
CWGS Group, LLC, Initial Term Loan, 1st Lien
3.824%, LIBOR + 2.500%, 06/03/28	1,238	1,097
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
4.717%, LIBOR + 3.750%, 10/04/28	802	737

Description	Face Amount (000)(1)	Value (000)
DexKo Global Inc., Delayed Draw Dollar Term Loan, 1st Lien
4.717%, LIBOR + 3.750%, 10/04/28	153	$140
DexKo Global Inc., Delayed Draw Euro Term Loan, 1st Lien
4.000%, Euribor + 4.000%, 10/04/28	96	89
DexKo Global Inc., German Borrower Closing Date Euro Term Loan, 1st Lien
4.000%, Euribor + 4.000%, 10/04/28	309	287
DexKo Global Inc., Lead Borrower Closing Date Euro Term Loan, 1st Lien
4.000%, Euribor + 4.000%, 10/04/28	595	551
RC Buyer, Inc., Initial Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 07/28/28	176	167
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
5.168%, CME Term SOFR + 3.750%, 02/08/28	1,103	924
Safe Fleet, Delayed Term Loan, 1st Lien
0.000%, 02/23/29(G)	500	485
Total Automotive		10,005
Beverage, Food and Tobacco [0.0%]
Naked Juice LLC, Initial Loan, 2nd Lien
8.154%, CME Term SOFR + 6.000%, 01/24/30	670	603

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Naked Juice LLC, Initial Term Loan, 1st Lien
5.404%, CME Term SOFR + 3.250%, 01/24/29	705	$655
Total Beverage, Food and Tobacco		1,258
Broadcasting [0.0%]
Univision Communications, Inc., Replacement Converted Term Loan, 1st Lien
4.310%, 03/15/26	1,399	1,320
Broadcasting and Entertainment [0.1%]
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, Euribor + 3.250%, 06/02/26	1,750	1,611
Building & Development [0.3%]
Centuri Group, Inc., Initial Term Loan, 1st Lien
4.075%, LIBOR + 2.500%, 08/27/28	474	453
CPG International LLC, Closing Date Term Loan, 1st Lien
4.092%, CME Term SOFR + 2.500%, 04/28/29	545	504
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
5.812%, LIBOR + 4.750%, 04/27/27	721	685
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
4.489%, LIBOR + 3.250%, 01/31/28	853	742

Description	Face Amount (000)(1)	Value (000)
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
3.675%, Euribor + 3.675%, 04/12/28	2,465	$2,204
LSF11 Skyscraper Holdco Sarl, Term Loan, 1st Lien
3.500%, 09/29/27	1,500	1,491
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
6.000%, LIBOR + 3.750%, 08/06/26	1,285	1,184
Michael Baker International, LLC, Initial Term Loan, 1st Lien
6.666%, LIBOR + 5.000%, 12/01/28	519	501
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
6.109%, CME Term SOFR + 4.500%, 04/29/29	560	497
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
5.345%, LIBOR + 3.750%, 10/15/28	485	426
Standard Industries Inc., Initial Term Loan, 1st Lien
3.788%, LIBOR + 2.500%, 09/22/28	979	944
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
5.688%, LIBOR + 4.250%, 11/13/28	708	664
Total Building & Development		10,295

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Buildings and Real Estate [0.0%]
Griffon Corporation, Term B Loan, 1st Lien
4.355%, CME Term SOFR + 2.750%, 01/24/29		1,313	$1,251
Business equipment & services [0.0%]
Polystorm Bidco AB, Facility B1, 1st Lien
4.000%, Euribor + 4.000%, 10/04/28		1,000	967
Business Equipment & Services [1.2%]
APX Group, Inc., Initial Term Loan, 1st Lien
5.009%, LIBOR + 3.500%, 07/10/28		1,413	1,331
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.166%, LIBOR + 2.500%, 03/01/24		2,968	2,882
CHG Healthcare Services, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 3.250%, 09/29/28		270	255
Civica Term Loan
4.770%, 10/10/24(D)	GBP	2,000	2,316
Colour Bidco (NGA UK) Term Loan B
5.740%, LIBOR + 5.250%, 11/22/24	GBP	1,563	1,788
CoreLogic, Inc. (fka First American Corporation, The), Initial Term Loan, 1st Lien
5.188%, LIBOR + 3.500%, 06/02/28		1,154	957

Description	Face Amount (000)(1)		Value (000)
Energize Holdco LLC, Initial Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 12/08/28		705	$660
First Names Group Term Loan B (EUR)
3.750%, Euribor + 3.750%, 03/07/25	EUR	2,000	1,920
Holding Socotec, Facility B USD Tranche, 1st Lien
6.250%, LIBOR + 4.000%, 06/30/28		688	633
Indy US Bidco, LLC, 2021 Refinancing Dollar Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 03/06/28		989	917
Marnix SAS, Facility B (USD), 1st Lien
4.250%, SOFR + 3.750%, 08/04/28		903	874
Maverick Bidco Inc., Closing Date Initial Term Loan, 1st Lien
4.989%, LIBOR + 3.750%, 05/18/28		612	574
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 10/23/28		1,995	1,847
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
4.786%, LIBOR + 3.500%, 12/22/27		1,198	1,102
National Intergovernmental Purchasing Alliance Company, Initial Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 05/23/25		525	499

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Osmose Utilities Services, Inc., Initial Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 06/23/28		1,015	$901
PODS, LLC, Initial Term Loan, 1st Lien
4.666%, LIBOR + 3.000%, 03/31/28		723	671
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	996
QA Term Loan
5.810%, LIBOR + 4.750%, 07/26/24	GBP	1,500	1,657
Refficiency Holdings LLC, Initial DDTL (2021), 1st Lien
5.416%, LIBOR + 3.750%, 12/16/27		154	144
Refficiency Holdings LLC, Initial Term Loan (2021), 1st Lien
5.416%, LIBOR + 3.750%, 12/16/27		791	740
RXB Holdings, Inc., Initial Term Loan, 1st Lien
6.609%, LIBOR + 4.500%, 12/20/27(E)		1,067	982
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
3.916%, LIBOR + 2.250%, 12/01/28		1,545	1,470
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
3.473%, Euribor + 3.250%, 03/27/28		3,000	2,828
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
4.420%, LIBOR + 2.750%, 05/18/25		4,489	4,213

Description	Face Amount (000)(1)		Value (000)
ZF Invest, Senior Facility B, 1st Lien
3.925%, Euribor + 3.925%, 07/12/28		2,000	$1,668
ZPG (aka Zoopla) Term Loan B
5.724%, 06/06/25	GBP	2,000	2,119
Total Business Equipment & Services			36,944
Cable & Satellite Television [0.6%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
3.794%, LIBOR + 2.750%, 01/31/26		1,446	1,303
Altice France S.A., USD TLB-13 Incremental Term Loan, 1st Lien
5.411%, LIBOR + 4.000%, 08/14/26		2,214	2,018
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
3.420%, LIBOR + 1.750%, 02/01/27		928	883
CMG Media Corporation, 2021 Term B Loan, 1st Lien
5.166%, LIBOR + 3.500%, 12/17/26		1,489	1,368
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
3.574%, LIBOR + 2.250%, 07/17/25		2,094	1,943
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
6.666%, LIBOR + 5.000%, 08/02/27		2,580	2,368

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
4.229%, LIBOR + 2.563%, 05/01/26	1,264	$1,207
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
3.989%, LIBOR + 2.750%, 07/31/25	736	667
Technicolor S.A., Tranche 1 Loan, 1st Lien
3.000%, Euribor + 3.000%, 12/31/24	1,127	1,151
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
3.324%, LIBOR + 2.000%, 04/30/28	1,795	1,657
UPC Broadband Holding B.V., Facility AY, 1st Lien
3.000%, Euribor + 3.000%, 01/31/29	1,000	957
Virgin Media Ireland Limited, Facility B1, 1st Lien
3.500%, Euribor + 3.500%, 07/15/29	1,500	1,422
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
3.824%, LIBOR + 2.500%, 04/30/28	1,460	1,358
Total Cable & Satellite Television		18,302
Cable/Wireless Video [0.1%]
Altice Financing S.A., March 2017 Refinancing Term Loan, 1st Lien
3.794%, LIBOR + 2.750%, 07/15/25	2,159	1,946

Description	Face Amount (000)(1)	Value (000)
Chemicals [0.5%]
Alpha BV, Term Loan, 1st Lien
3.560%, 03/05/28	1,533	$1,462
Aruba Investments, Term Loan, 1st Lien
4.000%, 10/28/27	990	954
5.633%, 11/24/27(D)	827	761
Consolidated Energy Limited Term Loan B
2.964%, LIBOR + 2.500%, 05/07/25	1,826	1,698
Herens Holdco S.a r.l., Facility B (USD), 1st Lien
6.250%, LIBOR + 4.000%, 07/03/28	969	862
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
5.924%, CME Term SOFR + 4.500%, 03/15/29	740	660
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
8.871%, CME Term SOFR + 7.438%, 03/15/30	695	605
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 08/28/26	1,444	1,394
Ineos Group Holdings PLC Term Loan B
3.666%, LIBOR + 2.000%, 04/01/24	235	227
Kraton Corporation, Initial Dollar Term Loan, 1st Lien
5.109%, CME Term SOFR + 3.250%, 03/15/29	745	708

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Manchester Acquisition Sub LLC, Initial Term Loan, 1st Lien
7.300%, CME Term SOFR + 5.750%, 12/01/26	858	$768
Minerals Technologies Inc. Term Loan B (2017)
3.510%, LIBOR + 2.250%, 02/14/24	1,737	1,731
Momentive Performance Term Loan B
4.310%, 05/15/24	772	745
PQ Corp, Term Loan B, 1st Lien
3.739%, 05/26/28	673	642
Rain Carbon GmbH, Term Loan, 1st Lien
3.000%, 01/16/25	1,000	968
Ravago, Term Loan B, 1st Lien
3.500%, 02/18/28	1,752	1,673
Styrolution, Term Loan, 1st Lien
3.060%, 01/22/27	809	757
Tronox Finance, Term Loan B, 1st Lien
3.310%, 03/02/28	165	157
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.825%, LIBOR + 8.250%, 10/20/25	790	753
Total Chemicals		17,525
Chemicals & plastics [0.3%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 09/30/28	1,736	1,599
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.250%, PIK Interest + 0.750%, 09/21/23	274	238

Description	Face Amount (000)(1)	Value (000)
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
4.000%, Euribor + 4.000%, 07/03/28	500	$446
ILPEA Parent Inc., Term Loan, 1st Lien
6.170%, LIBOR + 4.500%, 06/22/28	630	601
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 01/29/26	779	734
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
2.750%, Euribor + 2.750%, 01/21/26	1,500	1,443
Ineos US Finance LLC, 2028 Dollar Term Loan, 1st Lien
4.166%, LIBOR + 2.500%, 11/08/28	1,180	1,120
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 10/01/25	1,606	1,516
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
4.620%, LIBOR + 3.500%, 08/02/28	494	470
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
4.166%, LIBOR + 2.500%, 05/03/28	759	715

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 10/28/24	608	$574
Total Chemicals & plastics		9,456
Chemicals, Plastics and Rubber [0.1%]
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
7.000%, LIBOR + 4.750%, 08/27/26	1,087	1,057
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.250%, PIK Interest + 0.750%, 09/21/23	972	844
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, Euribor + 3.250%, 08/28/26	1,000	975
Total Chemicals, Plastics and Rubber		2,876
Clothing/Textiles [0.1%]
BK LC Lux SPV S.a r.l., Facility B (USD), 1st Lien
5.098%, LIBOR + 3.250%, 04/28/28	878	802
Canada Goose Inc., 2021 Refinancing Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 10/07/27	923	882

Description	Face Amount (000)(1)	Value (000)
Tory Burch LLC, Initial Term B Loan, 1st Lien
4.666%, LIBOR + 3.000%, 04/16/28	576	$514
Total Clothing/Textiles		2,198
Communication Services [0.2%]
Cogeco Communications Finance, LP, Incremental Term Loan, 1st Lien
3.560%, 09/01/28(D)	998	950
Lorca Holdco Limited, Facility B2, 1st Lien
3.999%, Euribor + 3.750%, 09/17/27	1,000	938
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
4.000%, Euribor + 4.000%, 03/30/29	3,000	2,893
Total Communication Services		4,781
Conglomerates [0.1%]
Agiliti Health, Inc., Amendment No. 2 Term Loan, 1st Lien
3.813%, LIBOR + 2.750%, 01/04/26	949	901
Conair Holdings LLC, Initial Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 05/17/28	721	601
Midwest Physician Administrative Services, LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 3.250%, 03/12/28	186	170

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vizient, Inc., Term B-7 Loan, 1st Lien
3.684%, CME Term SOFR + 2.250%, 05/16/29	550	$545
Total Conglomerates		2,217
Consumer Discretionary [0.4%]
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
6.163%, CME Term SOFR + 4.000%, 05/29/29	575	536
Camping World, Term Loan, 1st Lien
5.561%, 06/03/28	643	607
Crocs, Inc., Term Loan, 1st Lien
4.450%, CME Term SOFR + 3.500%, 02/20/29	194	176
Fender Musical Instruments Corporation, Initial Loan, 1st Lien
5.226%, CME Term SOFR + 4.000%, 12/01/28	567	535
Galileo Global Education, Term Loan, 1st Lien
3.750%, 07/09/28	1,000	954
Grandir, Term Loan, 1st Lien
4.250%, 09/30/28	857	869
4.250%, 09/30/28	143	145
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
4.842%, CME Term SOFR + 3.500%, 02/26/29	935	802
IVC, Term Loan, 1st Lien
5.472%, 02/13/26	1,000	1,103

Description	Face Amount (000)(1)	Value (000)
LSF9 Atlantis Holdings, LLC, Term Loan, 1st Lien
9.304%, CME Term SOFR + 7.250%, 03/31/29	600	$545
Olaplex, Term Loan, 1st Lien
4.699%, 02/17/29	495	467
Polaris Newco LLC, Term Loan, 1st Lien
4.000%, 06/02/28	1,990	1,913
Rainbow UK Holdco Limited, Facility B2, 1st Lien
3.750%, Euribor + 3.750%, 02/24/29	1,000	921
Restoration Hardware, Term Loan B, 1st Lien
3.560%, 10/20/28	930	812
Spa Holdings 3 Oy, Additional Facility B (EUR), 1st Lien
3.500%, Euribor + 3.500%, 02/04/28	500	476
Tencate Grass, Term Loan, 1st Lien
5.000%, 10/21/28	1,000	990
Total Consumer Discretionary		11,851
Consumer Durables [0.1%]
Justrite (Safety Products) Delay Draw
4.709%, 06/28/26	47	43
Justrite (Safety Products) Term Loan B
5.560%, 06/28/26	867	802
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
4.916%, LIBOR + 3.250%, 10/30/27	895	810
Total Consumer Durables		1,655

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Consumer NonDurables [0.1%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 09/27/24		961	$920
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
7.625%, CME Term SOFR + 6.000%, 12/20/29		310	285
Coty Inc., Term B USD Loan, 1st Lien
3.410%, LIBOR + 2.250%, 04/07/25		833	794
Total Consumer NonDurables			1,999
Consumer Staples [0.0%]
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28		1,000	858
Tate & Lyle/Primary Products, Term Loan, 1st Lien
4.500%, 10/25/28		665	645
Total Consumer Staples			1,503
Containers & Glass Products [0.3%]
Berlin Packaging L.L.C., Tranche B-4 Initial Term Loan, 1st Lien
4.320%, LIBOR + 3.250%, 03/11/28		1,129	1,041
Berlin Packaging L.L.C., Tranche B-5 Term Loan, 1st Lien
4.820%, LIBOR + 3.750%, 03/11/28		498	462

Description	Face Amount (000)(1)		Value (000)
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
4.666%, LIBOR + 3.000%, 08/04/27		2,046	$1,915
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
4.750%, Euribor + 4.750%, 02/04/26		1,000	907
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
5.554%, LIBOR + 4.750%, 02/12/26		923	777
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
6.000%, LIBOR + 3.750%, 11/30/27		1,337	1,261
Pregis TopCo LLC, Initial Term Loan, 1st Lien
5.666%, LIBOR + 4.000%, 07/31/26		955	901
Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 03/03/28		1,207	1,120
Weener Plastics Group Term Loan B
3.750%, Euribor + 3.750%, 06/20/25	EUR	1,500	1,432
Total Containers & Glass Products			9,816
Diversified Media [0.1%]
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
4.870%, LIBOR + 3.750%, 03/01/25		970	918
Deluxe Entertainment Services Group Inc.
0.000%, (G)		19	—
Harland Clarke, Term Loan, 1st Lien
8.756%, 06/16/26		1,244	962

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Melita, Term Loan
3.500%, 07/30/26		1,000	$948
Total Diversified Media			2,828
Diversified/Conglomerate Service [0.1%]
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
4.777%, CME Term SOFR + 4.000%, 02/15/29		500	475
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, Euribor + 3.250%, 05/28/26	EUR	1,000	942
Physician Partners, LLC, Initial Term Loan, 1st Lien
5.625%, CME Term SOFR + 4.000%, 12/26/28		570	539
Sector Alarm Holding AS, Facility B1, 1st Lien
3.750%, Euribor + 3.000%, 06/15/26		1,000	937
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
3.416%, LIBOR + 1.750%, 11/16/26		1,000	942
Total Diversified/Conglomerate Service			3,835
Ecological [0.1%]
Sapphire Bidco B.V., Facility B, 1st Lien
3.000%, 05/05/25	EUR	2,500	2,388

Description	Face Amount (000)(1)		Value (000)
Ecological Services & Equipment [0.0%]
GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
4.239%, LIBOR + 3.000%, 05/30/25		1,009	$982
Electrical [0.0%]
Vertiv Group, Term Loan, 1st Lien
3.870%, 03/02/27(D)		328	304
Electronics [0.3%]
athenahealth Group Inc., Initial DDTL, 1st Lien
3.500%, UNFND + 3.500%, 02/15/29		351	322
athenahealth Group Inc., Initial Term Loan, 1st Lien
5.009%, CME Term SOFR + 3.500%, 02/15/29		2,069	1,900
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
6.666%, LIBOR + 5.000%, 07/23/26		1,105	981
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, Euribor + 4.500%, 05/29/25	EUR	784	763
MA Financeco., LLC, Euro Tranche B-2 Term Loan, 1st Lien
4.000%, Euribor + 4.000%, 02/26/27	EUR	2,000	1,920
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
8.724%, CME Term SOFR + 7.500%, 02/01/30		1,500	1,337

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
5.474%, CME Term SOFR + 4.250%, 02/01/29	750	$665
Seattle SpinCo, Inc., Tranche B-1 Term Loan, 1st Lien
5.609%, CME Term SOFR + 4.000%, 02/26/27	190	172
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
3.416%, LIBOR + 1.750%, 04/16/25	223	211
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
3.416%, LIBOR + 1.750%, 04/16/25	181	172
Total Electronics		8,443
Electronics/electrical [0.0%]
SS&C Technologies Holdings, Inc., Term B-6 Loan, 1st Lien
3.875%, CME Term SOFR + 2.250%, 03/22/29	408	388
SS&C Technologies Holdings, Inc., Term B-7 Loan, 1st Lien
3.875%, CME Term SOFR + 2.250%, 03/22/29	583	554
Total Electronics/electrical		942
Electronics/Electrical [1.4%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 09/30/27	98	95

Description	Face Amount (000)(1)	Value (000)
Apttus Corporation, Initial Term Loan, 1st Lien
5.621%, LIBOR + 4.250%, 05/08/28	596	$557
AQA Acquisition Holding, Inc., Initial Term Loan, 1st Lien
5.916%, LIBOR + 4.250%, 03/03/28	822	789
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
5.916%, LIBOR + 4.250%, 10/01/25	1,170	1,108
Astra Acquisition Corp., Term B Loan, 1st Lien
6.916%, LIBOR + 5.250%, 10/25/28	832	720
Barracuda Networks, Inc., 2020 Term Loan, 1st Lien
5.982%, LIBOR + 3.750%, 02/12/25	1,167	1,154
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
5.666%, LIBOR + 4.000%, 04/18/25	893	855
Cloudera, Inc., Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 10/08/28	748	686
Cloudera, Inc., Initial Term Loan, 2nd Lien
7.666%, LIBOR + 6.000%, 10/08/29	400	348
Conduent Business Services, LLC, Initial Term B Loan, 1st Lien
5.916%, LIBOR + 4.250%, 10/16/28	248	241
ConnectWise, LLC, Initial Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 09/29/28	1,052	961

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
8.666%, LIBOR + 7.000%, 02/19/29	1,175	$1,087
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.666%, LIBOR + 4.000%, 10/16/26	395	376
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.620%, LIBOR + 3.500%, 02/10/28	658	590
Evercommerce Solutions Inc., Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 07/06/28	928	877
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
4.989%, LIBOR + 3.750%, 04/30/28	535	505
GoTo Group, Inc., Initial Term Loan, 1st Lien
6.345%, LIBOR + 4.750%, 08/31/27	1,283	972
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/26	946	861
Idera, Inc., Term B-1 Loan, 1st Lien
4.820%, LIBOR + 3.750%, 03/02/28	803	739
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
3.269%, LIBOR + 2.750%, 10/30/28	724	686

Description	Face Amount (000)(1)	Value (000)
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
4.250%, Euribor + 4.250%, 04/01/28	3,970	$3,769
Magenta Buyer LLC, Initial Term Loan, 1st Lien
6.230%, LIBOR + 5.000%, 07/27/28	1,771	1,587
MeridianLink, Inc., Initial Term Loan, 1st Lien
4.006%, LIBOR + 3.000%, 11/10/28	860	806
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 09/13/24	1,392	1,308
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 09/13/24	2,251	2,115
Mitchell International, Inc., Initial Term Loan, 1st Lien
5.345%, LIBOR + 3.750%, 10/15/28	530	482
Orion Advisor Solutions, Inc., 2021 Refinancing Term Loan, 1st Lien
4.989%, LIBOR + 3.750%, 09/24/27	1,773	1,663
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
5.666%, LIBOR + 4.000%, 12/17/27	725	682
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
5.666%, LIBOR + 4.000%, 06/02/28	796	733

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Priority Holdings, LLC, Initial Term Loan, 1st Lien
7.325%, LIBOR + 5.750%, 04/27/27	1,131	$1,101
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 03/10/28	1,200	1,123
Proofpoint, Inc., Initial Term Loan, 1st Lien
4.825%, LIBOR + 3.250%, 08/31/28	858	795
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
4.160%, LIBOR + 2.750%, 02/15/28	1,931	1,754
RealPage, Inc., Initial Term Loan, 1st Lien
4.666%, LIBOR + 3.000%, 04/24/28	878	810
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 06/21/24	1,784	1,690
Signify Health, LLC , Initial Term Loan, 1st Lien
6.127%, LIBOR + 3.250%, 06/22/28	612	577
Snap One Holdings Corp., Initial Term Loan, 1st Lien
7.377%, LIBOR + 4.500%, 12/08/28	1,150	1,042
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 02/05/24	933	891
Sovos Compliance, LLC, Initial Term Loan, 1st Lien
6.166%, LIBOR + 4.500%, 08/11/28	421	396

Description	Face Amount (000)(1)	Value (000)
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
5.165%, LIBOR + 3.500%, 03/05/27	1,685	$1,579
Symplr Software, Inc., Initial Term Loan, 1st Lien
6.654%, CME Term SOFR + 4.500%, 12/22/27	778	735
ThoughtWorks, Inc., Incremental Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 03/24/28	508	487
UKG Inc., 2021 Incremental Term Loan, 2nd Lien
6.212%, LIBOR + 5.250%, 05/03/27	125	115
UKG Inc., 2021-2 Incremental Term Loan, 1st Lien
4.212%, LIBOR + 3.250%, 05/04/26	1,778	1,661
UKG Inc., Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 05/04/26	635	599
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
5.166%, LIBOR + 3.500%, 06/08/28	3,213	3,068
Total Electronics/Electrical		45,775
Energy [0.1%]
Arclight, Term Loan B, 1st Lien
4.750%, 04/13/28	669	650
BCP Renaissance Parent L.L.C., Initial Term B-3 Loan, 1st Lien
5.025%, CME Term SOFR + 3.500%, 11/02/26	1,646	1,566

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Keane Group Holdings, LLC, Term Loan
6.188%, LIBOR + 3.500%, 05/19/25		1,208	$1,154
Southwestern Energy, Term Loan, 1st Lien
3.151%, 06/22/27		698	677
Woodford Express Term Loan B
6.006%, LIBOR + 5.000%, 01/27/25		570	557
Total Energy			4,604
Entertainment & Leisure [0.0%]
PortAventra World, Term Loan, 1st Lien
3.500%, 06/13/24		1,000	973
Finance (Including Structured Products) [0.1%]
Pediatric Associates Holding Company, LLC, Amendment No. 1 Incremental Delayed Draw Term Loan, 1st Lien
4.925%, LIBOR + 3.250%, 12/29/28		84	79
Pediatric Associates Holding Company, LLC, Amendment No. 1 Incremental Term Loan, 1st Lien
5.076%, LIBOR + 3.250%, 12/29/28		556	518
Peer Holding III B.V., Facility B, 1st Lien
3.000%, 03/07/25	EUR	1,000	970
VFH Parent LLC, Initial Term Loan, 1st Lien
4.434%, CME Term SOFR + 3.000%, 01/13/29		1,250	1,182
Total Finance (Including Structured Products)			2,749

Description	Face Amount (000)(1)		Value (000)
Financial Intermediaries [0.9%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
3.250%, Euribor + 3.250%, 09/29/25	EUR	2,000	$1,923
Albion Financing 3 S.a r.l. (Albion Financing LLC), New 2026 US Dollar Term Loan, 1st Lien
6.434%, LIBOR + 5.250%, 08/17/26		728	695
Apex Group Treasury Limited, 2021 Incremental USD Term Loan, 1st Lien
5.325%, LIBOR + 3.750%, 07/27/28		215	203
Apex Group Treasury Limited, USD Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 07/27/28		498	470
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
5.902%, LIBOR + 4.500%, 10/06/27		1,150	1,084
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
4.166%, LIBOR + 2.500%, 06/07/28		535	506
Castlelake Aviation One Designated Activity Company, Initial Term Loan, 1st Lien
4.579%, LIBOR + 2.750%, 10/22/26		531	507
CCI Buyer, Inc., Initial Term Loan, 1st Lien
6.054%, CME Term SOFR + 4.000%, 12/17/27		1,985	1,806

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Chrome Bidco, Facility B, 1st Lien
3.250%, Euribor + 3.250%, 06/30/28	3,000	$2,772
Citadel Securities LP, 2021 Term Loan, 1st Lien
4.140%, CME Term SOFR + 2.500%, 02/02/28	1,392	1,336
DRW Holdings, LLC, Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 03/01/28	1,549	1,482
EP Purchaser, LLC, Closing Date Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 11/06/28	705	669
Foundational Education Group, Inc., Initial Term Loan, 1st Lien
6.066%, CME Term SOFR + 3.750%, 08/31/28	534	510
Foundational Education Group, Inc., Initial Term Loan, 2nd Lien
8.816%, CME Term SOFR + 6.500%, 08/31/29	170	159
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
6.166%, LIBOR + 4.500%, 08/18/28	746	704
HighTower Holding, LLC, Initial Term Loan, 1st Lien
5.098%, LIBOR + 4.000%, 04/21/28	856	793
Hudson River Trading LLC, Term Loan, 1st Lien
4.640%, CME Term SOFR + 3.000%, 03/20/28	691	645

Description	Face Amount (000)(1)	Value (000)
ImageFirst Holdings, LLC, Initial Term Loan, 1st Lien
6.750%, LIBOR + 4.500%, 04/27/28	526	$484
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 01/26/28	1,598	1,533
KKR Apple Bidco, LLC, Initial Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 09/22/28	618	583
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
3.916%, LIBOR + 2.250%, 03/24/25	725	699
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
5.140%, CME Term SOFR + 3.500%, 10/15/28	550	513
Madison IAQ LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/28	686	623
Mariner Wealth Advisors, LLC, Delayed Draw Term Loan, 1st Lien
4.496%, CME Term SOFR + 3.250%, 08/18/28	73	68
Mariner Wealth Advisors, LLC, Incremental Delayed Term Loan, 1st Lien
0.000%, 08/18/28(G)	19	17
Mariner Wealth Advisors, LLC, Incremental Term Loan, 1st Lien
4.623%, 08/18/28	111	104

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Mariner Wealth Advisors, LLC, Initial Term Loan, 1st Lien
4.496%, CME Term SOFR + 3.250%, 08/18/28		508	$478
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
6.824%, CME Term SOFR + 4.500%, 10/27/27		987	933
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 10/02/28		626	547
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 06/02/25		1,505	1,401
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
6.750%, LIBOR + 4.500%, 12/04/26		796	744
Winterfell Financing S.a r.l., Facility B, 1st Lien
2.925%, 02/18/28	EUR	3,000	2,789
Total Financial Intermediaries			27,780
Financial Services [0.3%]
ASP Dream Acquisition Co LLC, Initial Term Loan, 1st Lien
5.426%, CME Term SOFR + 4.250%, 12/15/28		775	717
BCP V Modular Services, Term Loan, 1st Lien
4.500%, 10/07/28		1,500	1,400
Financiere Storage, Term Loan, 1st Lien
8.250%, 09/25/26		1,000	995

Description	Face Amount (000)(1)		Value (000)
House of Finance NV, Term Loan, 1st Lien
3.750%, 07/27/26		1,600	$1,629
Mar Bidco S.a r.l., Facility B (EUR), 1st Lien
3.550%, Euribor + 3.550%, 07/07/28		1,000	980
Neptune Husky US BidCo LLC, Initial Term Loan, 1st Lien
7.054%, CME Term SOFR + 5.000%, 01/03/29		800	748
Orchid Merger Sub II, LLC, Initial Term Loan, 1st Lien
7.578%, CME Term SOFR + 4.750%, 07/27/27		835	810
UFC Holdings, LLC, Term Loan, 1st Lien
3.500%, 04/29/26		560	520
Walker & Dunlop, Term Loan, 1st Lien
3.316%, 12/16/28		534	510
Total Financial Services			8,309
Financials [0.8%]
Altisource Term Loan B (2018)
5.006%, 03/29/24(D)		687	576
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 05/15/26		773	694
AVS Holding, Term Loan, 1st Lien
3.750%, 09/10/26		1,500	1,424
CCP Lux Holding, Term Loan, 1st Lien
4.000%, 01/10/25		920	865
Concorde Lux, Term Loan, 1st Lien
4.000%, 03/01/28		995	975

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CTC Holdings, L.P., Term Loan, 1st Lien
6.418%, CME Term SOFR + 5.000%, 02/20/29		745	$693
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	967
First Eagle Holdings, Inc., Refinancing Term Loan
3.506%, 02/01/27		799	744
Freshworld Holding III, Term Loan, 1st Lien
3.750%, 10/02/26		1,000	955
Hestia Holdings, LLC, Term Loan, 1st Lien
4.000%, 06/18/27		3,000	2,896
Infinitas Learn Cov-Lite Lien1
4.500%, 07/21/28		1,000	964
Mistral Holdco SAS, Term Loan, 1st Lien
4.000%, 12/16/27		1,000	964
Nobian Finance BV, Term Loan, 1st Lien
3.450%, 06/25/26		1,340	1,201
Paradocs Holding Sarl, Term Loan, 1st Lien
3.250%, 02/17/28		1,000	972
S4 Capital Lux, Term Loan, 1st Lien
3.750%, 07/31/28		1,000	969
Sandy Bidco BV, Term Loan, 1st Lien
0.000%, 09/15/28(G)		1,000	961
Summer Bidco, Term Loan, 1st Lien
4.250%, 12/04/26		1,000	963
Sunrise Bidco, Term Loan, 1st Lien
3.750%, 07/27/28		1,000	948
Superannuation and Investments, Term Loan, 1st Lien
4.810%, 12/01/28		778	744

Description	Face Amount (000)(1)		Value (000)
Taurus Midco Ltd., Term Loan, 1st Lien
4.000%, 09/29/24		479	$470
4.000%, 09/29/24		123	120
4.000%, 09/29/24		286	281
4.000%, 09/29/24		227	222
Tronox Finance LLC, 2022 Incremental Term Loan, 1st Lien
5.304%, CME Term SOFR + 3.250%, 04/04/29		665	638
Unifin/Facility B, Term Loan, 1st Lien
3.250%, 10/24/25		1,000	980
Vistra, Term Loan
3.750%, 10/27/25		953	913
Waterlogic Group Holdings Limited, Term Loan, 1st Lien
4.250%, 08/04/28		1,000	1,011
WHP Global, Term Loan B, 1st Lien
6.752%, 02/09/27		540	515
Total Financials			24,625
Food Service [0.2%]
Biscuit Holding SAS, Facility B, 1st Lien
4.000%, Euribor + 4.000%, 02/15/27		1,000	768
CHG PPC Parent LLC, 2021-1 US Term Loan, 1st Lien
4.688%, LIBOR + 3.000%, 12/08/28		845	796
Flynn Restaurant Group LP, Series 2021 Term Loan, 1st Lien
5.916%, LIBOR + 4.250%, 12/01/28		768	714
MIC Glen LLC, Initial Term Loan, 1st Lien
5.166%, LIBOR + 3.500%, 07/21/28		501	465

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, Euribor + 4.750%, 07/01/26	EUR	1,000	$881
Whole Earth Brands, Inc., Term Loan, 1st Lien
5.375%, CME Term SOFR + 3.750%, 02/05/28		1,515	1,416
Woof Holdings, Inc., Initial Term Loan, 1st Lien
5.813%, LIBOR + 3.750%, 12/21/27		1,228	1,145
WSH Term Loan
5.277%, 02/27/26	GBP	1,000	1,095
Total Food Service			7,280
Food/Drug Retailers [0.0%]
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
7.750%, LIBOR + 5.500%, 04/26/28		826	777
Food/Tobacco [0.1%]
K-Mac, Term Loan, 2nd Lien
7.812%, 06/22/29		170	162
Milk Specialties Company, Initial Term Loan (2021), 1st Lien
6.250%, LIBOR + 4.000%, 08/15/25		834	802
Sycamore/Sanderson Farms, Term Loan B, 1st Lien
0.000%, 09/24/28(G)		975	926
Total Food/Tobacco			1,890
Forest Prod/Containers [0.1%]
Mar Bidco S.a r.l., Facility B (USD), 1st Lien
6.300%, LIBOR + 4.050%, 07/07/28		791	732

Description	Face Amount (000)(1)		Value (000)
Sylvamo, Term Loan B, 1st Lien
5.560%, 08/18/28		872	$823
Total Forest Prod/Containers			1,555
Forest Products [0.1%]
Domtar Corporation, Initial Term Loan, 1st Lien
6.690%, LIBOR + 5.500%, 11/30/28		1,060	1,013
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
5.438%, LIBOR + 3.750%, 04/20/28		1,449	1,363
Spa Holdings 3 Oy, Facility B (EUR), 1st Lien
3.500%, Euribor + 3.500%, 02/04/28		1,000	951
Spa Holdings 3 Oy, Facility B (USD), 1st Lien
6.000%, LIBOR + 3.750%, 02/04/28		748	694
Total Forest Products			4,021
Gaming/Leisure [0.1%]
Carnival Corporation, Initial Advance (USD), 1st Lien
5.877%, LIBOR + 3.000%, 06/30/25		534	494
Entain PLC, Term Loan B, 1st Lien
3.743%, 03/29/27		566	540
Global Cash Access Term Loan B (2021)
3.560%, 06/30/28		772	739
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
3.416%, LIBOR + 1.750%, 08/29/25		685	652

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Playa Resorts Holding B.V., Initial Term Loan, 1st Lien
4.420%, LIBOR + 2.750%, 04/29/24		699	$658
Total Gaming/Leisure			3,083
Government [0.0%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	216,667	1,262
Healthcare [2.1%]
Aenova, Term Loan
4.500%, 03/06/26		2,500	2,422
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
5.166%, LIBOR + 3.500%, 08/24/28		1,692	1,592
Alloheim Term Loan B
3.250%, 02/26/25	EUR	1,500	1,436
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
5.813%, LIBOR + 3.500%, 05/04/25		1,368	1,234
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, Euribor + 4.000%, 07/24/25	EUR	3,000	2,801
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 1st Lien
3.916%, LIBOR + 2.250%, 11/08/27		663	636
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
6.549%, CME Term SOFR + 5.250%, 02/01/27		345	295

Description	Face Amount (000)(1)		Value (000)
CAB, Facility B, 1st Lien
3.000%, 01/28/28		1,500	$1,383
Cheplapharm, Term Loan, 1st Lien
4.000%, 02/09/29		3,000	2,827
DaVita Inc., Tranche B-1 Term Loan, 1st Lien
3.416%, LIBOR + 1.750%, 08/12/26		1,265	1,169
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, Euribor + 3.250%, 05/24/24	EUR	1,500	1,431
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, Euribor + 8.000%, 05/24/24	EUR	1,500	1,485
Diaverum, Term Loan, 1st Lien
0.000%, 07/04/24(G)		1,000	954
Elsan SAS , Facility B5, 1st Lien
3.350%, Euribor + 3.350%, 06/16/28		3,000	2,880
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 10/10/25		1,347	443
Financiere Verdi I SAS, 1st Lien
5.438%, 03/31/28		2,000	2,088
FINThrive Software Intermediate Holdings, Inc., Initial Loan, 2nd Lien
8.416%, LIBOR + 6.750%, 12/17/29		385	341
FINThrive Software Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
5.666%, LIBOR + 4.000%, 12/18/28		575	532

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Gainwell Acquisition Corp., Term B Loan, 1st Lien
6.250%, LIBOR + 4.000%, 10/01/27		1,654	$1,561
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	1,860
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
3.666%, LIBOR + 2.000%, 11/15/27		790	745
Homevi Inc., Term Loan, 1st Lien
4.000%, 10/31/26		1,000	958
Icon Public Limited Company, Lux Term Loan, 1st Lien
4.563%, LIBOR + 2.250%, 07/03/28		2,300	2,219
Icon Public Limited Company, U.S. Term Loan, 1st Lien
4.563%, LIBOR + 2.250%, 07/03/28		573	553
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
4.704%, CME Term SOFR + 2.500%, 01/08/29		555	533
Indivior, Term Loan B, 1st Lien
6.260%, 06/26/26		784	758
Insulet Corporation, Term Loan B, 1st Lien
4.310%, 05/04/28		1,043	988
Invent Farma, Term Loan, 1st Lien
3.500%, 02/12/28		1,000	952
4.250%, 10/29/27		634	595
4.250%, 12/15/27		366	343

Description	Face Amount (000)(1)		Value (000)
LifePoint Health, Inc. (Regional Care) Term B Loan
4.810%, 11/16/25(D)		2,800	$2,607
Mamba Purchaser, Inc., Initial Term Loan, 1st Lien
5.345%, LIBOR + 3.750%, 10/16/28		890	843
Medical Solutions Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.500%, UNFND + 3.500%, 11/01/28		160	150
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
6.377%, LIBOR + 3.500%, 11/01/28		840	786
Mediq BV, Term Loan, 1st Lien
3.500%, 03/03/28		2,000	1,911
MJH Healthcare Holdings, LLC, Initial Term B Loan, 1st Lien
5.109%, CME Term SOFR + 3.500%, 01/28/29		1,095	1,029
MPH Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
5.825%, 09/01/28		1,279	1,174
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
6.010%, LIBOR + 3.750%, 03/02/28		19	16
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
6.010%, LIBOR + 3.750%, 03/02/28		837	722

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
5.875%, CME Term SOFR + 4.250%, 11/16/27		733	$692
Onex TSG Intermediate Corp, Term Loan, 1st Lien
5.810%, 02/28/28(D)		218	203
Organon & Co, Term Loan, 1st Lien
3.000%, 06/02/28		995	958
Organon & Co., Dollar Term Loan, 1st Lien
4.625%, LIBOR + 3.000%, 06/02/28		1,308	1,256
Perrigo Company PLC, Initial Term B Loan, 1st Lien
3.645%, CME Term SOFR + 2.500%, 04/20/29		590	566
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 3.250%, 03/03/28		1,666	1,567
PetIQ, Term Loan, 1st Lien
5.505%, 04/07/28		1,037	965
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
4.310%, LIBOR + 3.500%, 11/15/28		985	923
SCP Eye Care, Term Loan, 1st Lien
6.000%, 03/15/28		639	609
0.000%, 03/15/28(G)		112	106
Sirona Bidco, Term Loan, 1st Lien
4.500%, 10/20/28		2,500	2,384
Sotera Health Holdings, LLC, Term Loan, 1st Lien
3.810%, 12/11/26(D)		1,045	991

Description	Face Amount (000)(1)		Value (000)
Stamina BidCo B.V., Facility B, 1st Lien
4.000%, Euribor + 4.000%, 11/16/28		1,000	$954
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
4.950%, LIBOR + 3.750%, 08/31/26		1,264	1,175
TakeCare Bidco SAS, Term Loan, 1st Lien
3.925%, 05/26/28		1,000	964
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
6.775%, CME Term SOFR + 5.250%, 03/02/27		1,983	1,658
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 02/06/24		260	230
Theramex, Term Loan, 1st Lien
3.750%, 01/31/25		2,000	2,049
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
5.313%, 03/31/28		768	736
Vivalto Sante, Term Loan, 1st Lien
3.750%, 07/21/28		1,500	1,415
Total Healthcare			67,653
Healthcare, Education and Childcare [0.3%]
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.432%, Euribor + 3.250%, 04/16/25	EUR	2,437	2,356
Financiere Mendel, Facility B, 1st Lien
4.250%, 03/27/26	EUR	2,000	1,943

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, Euribor + 3.500%, 08/21/26		3,500	$3,262
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.560%, LIBOR + 4.500%, 08/21/26		1,000	1,077
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
4.416%, LIBOR + 2.750%, 10/27/28		1,332	1,269
Total Healthcare, Education and Childcare			9,907
Home Furnishings [0.1%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
6.500%, LIBOR + 4.250%, 05/17/28		1,341	1,032
Pelican Products, Inc., Initial Term Loan, 1st Lien
6.500%, LIBOR + 4.250%, 12/29/28		773	719
Total Home Furnishings			1,751
Hotels, Motels, Inns and Gaming [0.0%]
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
5.525%, CME Term SOFR + 4.000%, 01/27/29		360	331
Housing [0.2%]
84 Lumber, Term Loan B, 1st Lien
4.060%, 11/13/26		988	941

Description	Face Amount (000)(1)		Value (000)
DTZ Cushman & Wakefield
3.810%, 08/21/25		1,247	$1,171
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/28(D)		605	462
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
5.166%, LIBOR + 3.500%, 12/08/25		395	376
GGP (Brookfield Residential Property) Term Loan B
3.634%, LIBOR + 2.500%, 08/27/25		2,582	2,469
HD Supply Waterworks, Term Loan B, 1st Lien
3.523%, 07/27/28		1,365	1,297
QUIKRETE Holdings, Inc., B-1 Fourth Amendment Loan, 1st Lien
4.666%, LIBOR + 3.000%, 06/11/28		740	697
Total Housing			7,413
Industrial Equipment [0.3%]
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.521%, LIBOR + 3.500%, 10/08/27		385	365
ChampionX Corporation, Term B-1 Loan, 1st Lien
4.493%, CME Term SOFR + 3.250%, 06/07/29		930	915
Clark Equipment Company, Tranche B Term Loan, 1st Lien
4.654%, CME Term SOFR + 2.500%, 04/20/29		489	470
Distributed Power Term Loan B
3.500%, Euribor + 3.500%, 10/03/25	EUR	1,000	959

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, Euribor + 3.750%, 05/21/28	995	$905
Flender, Term Loan, 1st Lien
3.400%, 01/21/28	1,000	934
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
4.166%, LIBOR + 2.500%, 03/31/27	673	633
Granite US Holdings Corporation, Replacement Term B Loan, 1st Lien
6.313%, LIBOR + 4.000%, 09/30/26	428	403
Grinding Media Inc. (Molycop Ltd.), Initial Term Loan, 1st Lien
4.796%, LIBOR + 4.000%, 10/12/28	687	625
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
6.075%, LIBOR + 4.500%, 08/30/28	429	404
LI Group Holdings, Inc., 2021 Term Loan, 1st Lien
5.250%, LIBOR + 3.750%, 03/11/28	741	705
MHI Holdings, LLC, Initial Term Loan, 1st Lien
7.250%, LIBOR + 5.000%, 09/21/26	1,848	1,760
Spin Holdco Inc., Initial Term Loan, 1st Lien
5.611%, LIBOR + 4.000%, 03/04/28	846	777
Total Industrial Equipment		9,855

Description	Face Amount (000)(1)	Value (000)
Industrial Services [0.1%]
Aggreko, Term loan, 1st Lien
5.250%, 07/31/26	1,500	$1,465
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24	1,000	967
Brightview Landscapes, LLC, Initian Term Loan
4.284%, 04/20/29(E)	655	622
Element Materials, Delayed Term Loan, 1st Lien
0.000%, 04/12/29(G)	163	156
Element Materials, Term Loan, 1st Lien
0.000%, 04/12/29(G)	352	337
Employbridge Holding Company, Term B Loan, 1st Lien
7.000%, LIBOR + 4.750%, 07/19/28	1,191	1,081
Total Industrial Services		4,628
Industrials [0.5%]
Ali Group SRL, Term Loan 1L B, 1st Lien
0.000%, 10/13/28(D) (G)	730	696
American Gaming, Term Loan, 1st Lien
4.801%, 02/09/29	500	476
Boels, Term Loan
3.250%, 02/06/27	3,000	2,879
Circet, Term Loan, 1st Lien
3.750%, 07/09/28	2,500	2,374
Culligan, Term Loan B, 1st Lien
0.000%, 07/31/28(G)	407	369
Culligan, Term Loan, 1st Lien
0.000%, 07/31/28(G)	93	84
Holding Socotec, Term Loan, 1st Lien
3.750%, 05/05/28	1,500	1,440

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oberthur Technologies SA, Term Loan, 1st Lien
4.500%, 01/09/26	3,500	$3,382
Optimus Bidco SAS, Term Loan, 1st Lien
3.750%, 09/29/25	1,000	944
Platin2025 Acquisition S.a r.l., Facility B, 1st Lien
3.900%, Euribor + 3.900%, 12/29/28	1,500	1,408
Tricor Group, Term Loan, 1st Lien
0.000%, 02/10/29(G)	655	608
Ultra Electronics, Term Loan, 1st Lien
0.000%, 11/17/28(G)	785	745
Vaco Holdings, LLC, Term Loan, 1st Lien
5.801%, 01/21/29	409	392
Zodiac, Term Loan B, 1st Lien
3.134%, 01/19/29	522	506
Total Industrials		16,303
Information Technology [0.6%]
Aspect Software, Term Loan, 1st Lien
6.621%, 05/03/28	900	738
Aspect Software, Term Loan, 2nd Lien
11.188%, 05/03/29	175	140
Brooks Automation, Term Loan B, 1st Lien
5.750%, 02/01/29	705	646
Cision US, Incremental Term Loan B, 1st Lien
5.060%, 01/29/27	638	560
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
6.666%, LIBOR + 5.000%, 01/04/26	1,583	1,346
Digi International Inc., Initial Term Loan, 1st Lien
6.848%, LIBOR + 5.000%, 11/01/28	697	669

Description	Face Amount (000)(1)	Value (000)
E2open, Term Loan B, 1st Lien
4.835%, 02/04/28	1,194	$1,125
Ensono, Term Loan, 1st Lien
4.750%, 05/26/28	652	603
LendingTree, Inc., Initial Term B Loan, 1st Lien
5.420%, LIBOR + 3.750%, 09/15/28	300	280
Magenta Buyer, Term Loan, 1st Lien
9.480%, 07/27/29	110	100
MaxLinear, Cov-Lite Term Loan B, 1st Lien
3.310%, 06/16/28	357	348
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
5.145%, CME Term SOFR + 4.000%, 03/01/29	2,000	1,815
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
4.810%, 07/28/28	1,325	1,271
Sovos Compliance, LLC, First Lien Delayed Draw Term Loan, 1st Lien
6.152%, LIBOR + 4.500%, 08/11/28	73	68
Symantec, Term Loan B, 1st Lien
0.000%, 01/28/29(G)	1,935	1,831
Taboola,Inc., Tranche B Term Loan, 1st Lien
5.070%, 09/01/28	546	510
TIBCO Software Inc., Term B-3 Loan, 1st Lien
4.810%, LIBOR + 3.750%, 06/30/26	1,185	1,159
Ultra Clean Holdings, Term Loan, 1st Lien
4.810%, 08/27/25	2,095	2,030
Vertical Midco, Term Loan, 1st Lien
3.625%, 07/30/27	1,000	940

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Zacapa S.a r.l., Initial Term Loan (2022), 1st Lien
6.304%, CME Term SOFR + 4.250%, 03/22/29		1,700	$1,583
Total Information Technology			17,762
Insurance [0.1%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
5.166%, LIBOR + 3.500%, 02/15/27		890	814
Asurion, LLC, New B-4 Term Loan, 2nd Lien
6.916%, LIBOR + 5.250%, 01/20/29		3,205	2,708
Total Insurance			3,522
Insurance Services [0.0%]
Siaci Saint Honore, Term Loan, 1st Lien
4.000%, 07/21/28		1,500	1,429
Land Transportation [0.1%]
Daseke, Term Loan B, 1st Lien
5.600%, 03/03/28		1,881	1,740
Savage Enterprises, Cov-Lite Term Loan B, 1st Lien
4.220%, 08/11/28		1,330	1,264
Total Land Transportation			3,004
Leisure Goods/Activities/Movies [0.2%]
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
5.440%, LIBOR + 3.750%, 08/27/28		333	317

Description	Face Amount (000)(1)		Value (000)
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 09/29/28		678	$644
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, Euribor + 3.750%, 09/16/26	EUR	1,000	939
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(D)	EUR	2,413	2,430
Stiga Facility B
4.000%, 08/30/24	EUR	2,584	2,565
Total Leisure Goods/Activities/Movies			6,895
Leisure, Amusement, Motion Pictures, Entertainment [0.0%]
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.166%, LIBOR + 2.500%, 02/01/24		1,110	1,080
Lodging & Casinos [0.4%]
Aristocrat Technologies, Inc., Term B Loan, 1st Lien
4.404%, CME Term SOFR + 2.250%, 05/24/29		780	751
Bally's Corporation, Term B Facility Loan, 1st Lien
4.370%, LIBOR + 3.250%, 10/02/28		633	586
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
5.166%, LIBOR + 3.500%, 07/21/25		409	394

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Compass III Limited, Incremental Facility, 1st Lien
4.063%, Euribor + 4.000%, 05/09/25	EUR	2,000	$2,030
Enterprise Development Authority, Term B Loan, 1st Lien
5.916%, LIBOR + 4.250%, 02/28/28		455	433
Flutter Entertainment plc, Euro Term Loan, 1st Lien
2.500%, Euribor + 2.500%, 07/21/26	EUR	1,193	1,153
IGT Holding IV AB, Facility B1(A), 1st Lien
2.900%, 03/23/28		1,641	1,539
Jack Ohio Finance LLC, Initial Term Loan, 1st Lien
6.416%, LIBOR + 4.750%, 10/04/28		364	342
Penn National Gaming, Inc., Term B Facility Loan, 1st Lien
4.375%, CME Term SOFR + 2.750%, 05/03/29		665	636
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
4.175%, CME Term SOFR + 3.500%, 04/04/29		635	587
Scientific Games International, Inc., Initial Term B Loan, 1st Lien
4.358%, CME Term SOFR + 3.000%, 04/14/29		1,305	1,236
Scientific Games, Term Loan, 1st Lien
4.000%, 02/04/29		1,000	949

Description	Face Amount (000)(1)		Value (000)
Wyndham Vacation, Term Loan B, 1st Lien
4.000%, 05/09/25		1,000	$1,015
Total Lodging & Casinos			11,651
Manufacturing [0.4%]
Alpha Bidco, Term Loan, 1st Lien
3.500%, 07/30/25		1,500	1,407
Apex Group, Term Loan, 1st Lien
4.000%, 07/23/28		1,000	969
0.000%, 07/27/28(G)		500	485
Artisan Newco BV, Term Loan, 1st Lien
5.000%, 02/02/29		1,000	969
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26		2,827	2,690
Labeyrie, Term Loan, 1st Lien
4.250%, 12/31/49		1,000	842
Lumileds (Bright Bidco) Term Loan B (2018)
4.774%, LIBOR + 3.500%, 06/30/24		957	421
Ozark Holdings LLC, 2020 Refinancing Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 12/16/27		709	678
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
5.875%, CME Term SOFR + 4.250%, 04/02/29		610	563
Tenneco Inc, Term Loan B
4.060%, LIBOR + 3.000%, 10/01/25		2,092	2,008

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
VM Consolidated, Inc., Initial Term Loan, 1st Lien
6.127%, LIBOR + 3.250%, 03/24/28		446	$422
Total Manufacturing			11,454
Materials [0.2%]
Caldic, Term Loan, 1st Lien
4.669%, 02/26/29		565	530
CTEC III GmbH, Facility B, 1st Lien
3.750%, Euribor + 3.750%, 03/16/29		1,500	1,427
Ineos Group Holdings Ltd, Term Loan, 1st Lien
3.250%, 10/23/27		988	939
Kersia, Term Loan, 1st Lien
3.925%, 11/25/27		1,000	969
Multi-Color Coporation, Term Loan, 1st Lien
5.000%, 10/20/28		1,998	1,927
New Arclin/ARC Falcon, Cov-Lite Delayed Term Loan, 1st Lien
0.000%, 09/30/28(G)		255	235
PMHC II, Inc., Initial Term Loan, 1st Lien
5.287%, CME Term SOFR + 4.250%, 04/23/29		1,275	1,107
Total Materials			7,134
Media [0.2%]
Allen Media, LLC, Initial Term Loan, 1st Lien
6.151%, 02/10/27		1,156	1,022
Houghton Mifflin, Term Loan, 1st Lien
6.384%, 04/04/29		715	645
Hubbard Radio, LLC, Term Loan, 1st Lien
5.310%, 03/28/25		99	95

Description	Face Amount (000)(1)		Value (000)
Springer Nature Deutschland, Term Loan, 1st Lien
3.250%, 08/14/26		3,189	$3,049
WideOpenWest Finance, LLC, Term B Loan, 1st Lien
4.509%, CME Term SOFR + 3.000%, 12/20/28		544	523
Total Media			5,334
Metals/Minerals [0.1%]
AMG Advanced Metallurgical Group Term Loan B
4.560%, LIBOR + 3.000%, 01/30/25		494	461
Atkore International, Inc., Term Loan B, 1st Lien
3.063%, 05/18/28		665	657
Consol Energy Inc. Term Loan B
5.560%, 10/31/22(D)		1,081	1,065
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
5.310%, LIBOR + 4.250%, 10/13/25		1,150	1,118
U.S. Silica Company, Term Loan, 1st Lien
5.688%, LIBOR + 4.000%, 05/01/25		615	590
Total Metals/Minerals			3,891
Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	858	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Nonferrous metals/minerals [0.0%]
Infinity Bidco 1 Limited, Facility B (EUR), 1st Lien
3.150%, Euribor + 3.150%, 07/06/28		1,000	$922
Oil & gas [0.0%]
Lucid Energy Group II Borrower, LLC, Initial Term Loan (2021), 1st Lien
5.874%, LIBOR + 4.250%, 11/24/28		659	649
Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 1st Lien
4.705%, LIBOR + 3.250%, 10/05/28		485	461
Total Oil & gas			1,110
Oil & Gas [0.0%]
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
9.110%, LIBOR + 5.000%, 09/03/25		437	420
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 10/18/28		499	477
Total Oil & Gas			897
Other [0.1%]
AL AS Adventure, Term Loan, 1st Lien
5.000%, 04/24/26		2,228	2,137
Erpe Bidco Limited, Term Loan, 1st Lien
4.000%, 10/04/24		1,000	884
Total Other			3,021

Description	Face Amount (000)(1)		Value (000)
Personal, Food and Miscellaneous Services [0.0%]
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
4.238%, CME Term SOFR + 3.000%, 12/15/27		790	$740
Pharmaceuticals [0.1%]
Antigua Bidco Ltd, Term Loan, 1st Lien
4.000%, 08/07/26		917	892
Nextpharma Holdings Ltd, Term Loan, 1st Lien
3.500%, 03/31/28		1,000	965
Total Pharmaceuticals			1,857
Publishing [0.2%]
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 10/25/28		479	453
AppLovin Corporation, Initial Term Loan, 1st Lien
5.500%, LIBOR + 3.250%, 08/15/25		1,600	1,526
Axel Springer Se Lien1
4.750%, 10/30/26	EUR	1,500	1,478
Constant Contact, Inc., Initial Term Loan, 1st Lien
5.011%, LIBOR + 4.000%, 02/10/28		1,128	997
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
7.250%, LIBOR + 5.000%, 05/25/26		591	530
Magnite, Inc., Initial Term Loan, 1st Lien
5.810%, LIBOR + 5.000%, 04/28/28		770	734

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
5.554%, LIBOR + 4.750%, 07/28/28		725	$655
Trader Interactive, LLC, Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 07/28/28		473	452
Total Publishing			6,825
Real Estate [0.1%]
BME Group Holding BV, Term Loan, 1st Lien
4.250%, 10/30/26		1,500	1,393
Foncia, Term Loan, 1st Lien
3.500%, 03/17/28		2,000	1,842
Total Real Estate			3,235
Retail [0.1%]
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.812%, LIBOR + 3.750%, 11/05/27		832	789
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 08/21/22		248	—
Belk,Inc., First-Out Loan, 1st Lien
9.006%, LIBOR + 7.500%, 07/31/25		1,635	1,485
Belk,Inc., Second-Out Loan, 1st Lien
5.000%, FIXED + 0.000%, 07/31/25		632	254

Description	Face Amount (000)(1)		Value (000)
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, LIBOR + 4.250%, 06/23/23(B) (E)		794	$1
Total Retail			2,529
Retail Stores [0.0%]
THG Operations Holdings Limited, Facility B, 1st Lien
4.000%, 12/10/26	EUR	1,000	946
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		9	43
Total Retail Stores			989
Retailers (except food & drug) [0.3%]
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
5.046%, SONIA + 4.250%, 06/23/25	GBP	2,000	2,219
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
5.416%, LIBOR + 3.750%, 03/06/28		909	827
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
5.964%, LIBOR + 4.750%, 07/07/28		799	555
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
5.416%, LIBOR + 3.750%, 12/17/27		1,194	975
New Trojan Parent, Inc., Initial Term Loan, 1st Lien
4.261%, LIBOR + 3.250%, 01/06/28		534	475

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, Euribor + 3.500%, 04/11/23	EUR	1,273	$1,119
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, LIBOR + 2.750%, 09/23/26		1,852	1,725
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
4.938%, LIBOR + 3.250%, 02/17/28		1,025	919
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
6.416%, LIBOR + 4.750%, 06/01/28		142	123
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
9.916%, LIBOR + 8.250%, 06/01/29[1]		455	419
Zurn LLC (Zurn Holdings, Inc.), Term B Loan, 1st Lien
3.916%, LIBOR + 2.250%, 10/04/28		494	482
Total Retailers (except food & drug)			9,838
Retailers (other than food/drug) [0.2%]
Cd&R Firefly Bidco Ltd Lien1
3.250%, 06/23/25	EUR	500	481
Euro Garage Limited (EG Group) (GBP) Term Loan B
5.810%, LIBOR + 4.750%, 02/07/25	GBP	1,925	2,027

Description	Face Amount (000)(1)		Value (000)
Peer Holding Iii B.V
3.250%, 11/27/26	EUR	3,000	$2,898
Total Retailers (other than food/drug)			5,406
Service [0.4%]
Adtalem Global, Term Loan B, 1st Lien
5.595%, 08/12/28		804	765
American Public Education, Term Loan B, 1st Lien
6.560%, 03/29/27		674	640
Belfor Holdings Inc., Initial Term Loan, 1st Lien
4.810%, 02/13/26		1,259	1,215
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
4.060%, LIBOR + 3.000%, 10/30/26		1,199	1,128
Conservice, Term Loan B, 1st Lien
5.310%, 05/13/27		936	885
Consilio, Term Loan B, 1st Lien
5.060%, 04/30/28		848	771
Convergint, Term Loan, 1st Lien
4.810%, 03/18/28		591	551
Evertec Group, LLC Term Loan B (2018)
4.560%, LIBOR + 3.500%, 11/20/24		389	381
Gopher Resource, Term Loan B, 1st Lien
4.310%, 03/06/25		514	420
Harsco, Term Loan, 1st Lien
3.313%, 03/05/28		665	615
Maximus, Term Loan B, 1st Lien
3.063%, 05/12/28		526	520

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oravel Stays, Term Loan B, 1st Lien
9.210%, 06/05/26	532	$456
Paysafe Group Holdings II Limited, Facility B1, 1st Lien
4.416%, LIBOR + 2.750%, 06/28/28	1,137	1,044
Red Ventures, Term Loan B, 1st Lien
4.560%, 11/08/24	612	606
Signal Parent, Inc., Initial Term Loan, 1st Lien
4.560%, LIBOR + 3.500%, 03/25/28	953	727
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
4.310%, 02/10/29	628	591
United Talent, Term Loan B, 1st Lien
5.006%, 07/07/28(E)	537	497
Webhelp, Term Loan, 1st Lien
3.500%, 07/28/28	2,000	1,918
Weld North Education LLC, 2021 Term Loan, 1st Lien
5.420%, LIBOR + 3.750%, 12/21/27	553	524
Total Service		14,254
Shipping [0.0%]
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
8.006%, 07/26/29	350	313
Software & Service [0.1%]
Dedalus, Term Loan, 1st Lien
3.500%, 05/04/27	1,000	973

Description	Face Amount (000)(1)	Value (000)
Inovie Group, Term Loan, 1st Lien
4.000%, 03/03/28	2,000	$1,885
0.000%, 03/03/28(G)	1,000	982
Total Software & Service		3,840
Surface Transport [0.2%]
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
5.166%, LIBOR + 3.500%, 04/06/26	910	837
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
5.166%, LIBOR + 3.500%, 04/06/26	489	450
ENC Parent Corporation, Delayed Draw Term Loan, 1st Lien
4.250%, UNFND + 4.250%, 08/19/28	63	60
ENC Parent Corporation, Initial Term Loan, 1st Lien
6.500%, LIBOR + 4.250%, 08/19/28	708	674
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.232%, LIBOR + 3.000%, 07/21/28	934	832
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.232%, LIBOR + 3.000%, 07/21/28	346	309
LaserShip, Inc., Initial Loan, 2nd Lien
10.377%, LIBOR + 7.500%, 05/07/29	645	625
LaserShip, Inc., Initial Term Loan, 1st Lien
7.377%, LIBOR + 4.500%, 05/07/28	1,577	1,400

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Silk Bidco AS, Facility B, 1st Lien
4.000%, Euribor + 4.000%, 02/24/25	EUR	1,500	$1,132
WWEX UNI TopCo Holdings, LLC, Initial Term Loan, 1st Lien
6.250%, LIBOR + 4.000%, 07/26/28		379	343
Total Surface Transport			6,662
Technology [0.6%]
ADP, Term Loan, 1st Lien
0.000%, 06/08/29(G)		535	504
BMC, Term Loan, 1st Lien
4.000%, 10/02/25		996	960
Bock Capital Bidco BV, Term Loan, 1st Lien
3.500%, 04/28/28		1,000	940
Gfk SE, Term Loan B-1, 1st Lien
3.500%, 04/21/28		1,500	1,426
Helios Software Hold, Term Loan, 1st Lien
3.750%, 03/05/28		2,322	2,214
II-VI, Term Loan B, 1st Lien
0.000%, 12/08/28(G)		855	818
MKS Instruments, Term Loan, 1st Lien
0.000%, 04/11/29(G)		1,560	1,489
NAB Holdings, LLC, Initial Term Loan, 1st Lien
5.204%, CME Term SOFR + 3.000%, 11/23/28		718	669
Paysafe Holdings, Term Loan, 1st Lien
3.000%, 06/09/28		2,000	1,829
Philips DA, Term Loan, 1st Lien
3.500%, 06/09/28		1,500	1,215
Ping Identity Corporation, Term Loan, 1st Lien
5.375%, CME Term SOFR + 3.750%, 11/22/28(E)		204	198

Description	Face Amount (000)(1)		Value (000)
R.R. Donnelley & Sons Company, Replacement Term Loan, 1st Lien
6.625%, CME Term SOFR + 5.000%, 11/01/26		490	$470
R1 RCM, Term Loan B, 1st Lien
0.000%, 05/12/29(G)		515	494
Sitel Group, Term Loan, 1st Lien
3.750%, 07/28/28		2,500	2,425
Synaptics, Term Loan, 1st Lien
4.356%, 10/20/28		512	497
Tech 6, Tranche 2 Note, 1st Lien
6.000%, Euribor + 6.000%, 06/30/24		621	693
Technicolor, Term Loan, 1st Lien
12.446%, 06/03/24		821	832
6.000%, 06/03/24		538	579
Trace3, Term Loan, 1st Lien
5.256%, 10/06/28		480	449
UST Holdings Ltd, Term Loan, 1st Lien
5.392%, 11/20/28		796	753
Virtusa, Term Loan, 1st Lien
4.810%, 02/11/28		1,183	1,115
Total Technology			20,569
Telecommunicatiions [0.1%]
VMED 02 UK 4 Holdco Limited, Term Loan, 1st Lien
3.250%, 01/31/29		2,000	1,924
Telecommunications [0.8%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, Euribor + 3.000%, 07/31/25	EUR	2,375	2,270

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
5.574%, LIBOR + 4.250%, 12/15/27		728	$546
Commscope, Inc., Initial Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 04/06/26		463	414
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
5.170%, LIBOR + 3.500%, 12/11/26		2,029	1,861
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
5.188%, LIBOR + 3.500%, 10/02/27		730	644
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
3.574%, LIBOR + 2.250%, 01/31/28		1,000	929
Creation Technologies Inc., Initial Term Loan, 1st Lien
6.462%, LIBOR + 5.500%, 10/05/28		650	562
Eircom Finco S.a r.l., Facility B (2019), 1st Lien
2.750%, 05/15/26	EUR	1,500	1,428
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
5.666%, LIBOR + 4.000%, 12/01/27		2,502	2,386
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, Euribor + 4.250%, 10/08/27		988	967

Description	Face Amount (000)(1)		Value (000)
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
4.920%, CME Term SOFR + 4.250%, 02/01/29		1,053	$963
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
4.166%, LIBOR + 2.500%, 11/04/26		478	458
Lorca Holdco Limited, Facility B, 1st Lien
4.499%, Euribor + 4.250%, 09/17/27		3,500	3,342
Lumen Technologies Inc., Term B Loan, 1st Lien
3.916%, LIBOR + 2.250%, 03/15/27		497	457
MetroNet Systems Holdings, LLC, 2021 Term Loan, 1st Lien
3.865%, LIBOR + 3.750%, 05/26/28		844	780
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien
4.916%, LIBOR + 3.250%, 09/25/26		1,810	1,679
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
9.627%, LIBOR + 6.750%, 07/23/29		250	223
Voyage Australia Pty Limited, Initial U.S. Term Loan, 1st Lien
4.563%, LIBOR + 3.500%, 07/20/28		547	511
Voyage Digital (NZ) Limited, Initial U.S. Term Loan, 1st Lien
5.774%, CME Term SOFR + 4.500%, 05/11/29		640	608

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, Euribor + 3.000%, 01/31/29	EUR	4,000	$3,713
Total Telecommunications			24,741
Transportation [0.1%]
Pilot Travel Centers LLC, Initial Tranche B Term Loan , 1st Lien
3.625%, CME Term SOFR + 2.000%, 08/04/28		2,318	2,217
Superior Industries, Closing Date Term Loan
5.060%, LIBOR + 4.000%, 05/22/24		909	872
Total Transportation			3,089
Utilities [0.4%]
Brookfield WEC Holdings Inc., Initial Term Loan (2021), 1st Lien
4.416%, LIBOR + 2.750%, 08/01/25		2,015	1,901
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 10/02/25		1,703	1,430
Generation Bridge, LLC, Term B Loan, 1st Lien
7.250%, LIBOR + 5.000%, 12/01/28		542	528
Generation Bridge, LLC, Term C Loan, 1st Lien
7.250%, LIBOR + 5.000%, 12/01/28		11	11
Granite Generation LLC, Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 11/09/26		2,709	2,482

Description	Face Amount (000)(1)		Value (000)
Invenergy Thermal Operating I LLC, Term Loan, 1st Lien
5.390%, CME Term SOFR + 3.750%, 08/28/25		847	$805
Longview Power LLC, Term Loan
11.500%, 04/14/25		432	467
MGroup Term Loan B
5.440%, 07/25/25	GBP	2,700	3,139
Traverse Midstream Partners LLC, Advance, 1st Lien
5.950%, CME Term SOFR + 4.250%, 09/27/24		702	668
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
7.392%, LIBOR + 5.750%, 06/22/26		978	923
Total Utilities			12,354
Total Loan Participations
(Cost $714,548)			636,081
Mortgage-Backed Securities [11.5%]
522 Funding CLO, Ser 2021-7A, Cl E
7.404%, ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A)		1,700	1,470
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
5.710%, Euribor 3 Month + 5.710%, 04/25/34	EUR	1,000	826
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
5.890%, Euribor 3 Month + 5.890%, 07/15/34	EUR	1,250	983

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Arbour CLO VII DAC, Ser 2020-7X, Cl E
6.400%, Euribor 3 Month + 6.400%, 03/15/33	EUR	3,500	$3,024
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.320%, Euribor 3 Month + 6.320%, 04/17/32	EUR	1,500	1,308
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, Euribor 3 Month + 6.350%, 07/20/32	EUR	5,650	4,890
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
6.090%, Euribor 3 Month + 6.090%, 10/24/33	EUR	850	732
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, Euribor 3 Month + 4.820%, 11/15/31	EUR	1,500	1,257
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, Euribor 3 Month + 6.450%, 11/15/31	EUR	1,000	792
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
3.130%, Euribor 3 Month + 3.130%, 07/28/34	EUR	900	813
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
6.080%, Euribor 3 Month + 6.080%, 06/22/34	EUR	2,055	1,741

Description	Face Amount (000)(1)		Value (000)
Aurium CLO V Designated Activity, Ser 2021-5X, Cl DR
3.500%, Euribor 3 Month + 3.500%, 04/17/34	EUR	2,500	$2,233
Aurium CLO VII DAC, Ser 2021-7X, Cl E
5.860%, Euribor 3 Month + 5.860%, 05/15/34	EUR	2,125	1,758
BABSN CLO, Ser 2018-IA, Cl ER
6.563%, ICE LIBOR USD 3 Month + 5.500%, 01/20/31(A)		2,000	1,628
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
4.970%, Euribor 3 Month + 4.970%, 04/20/32	EUR	1,690	1,325
Barings CLO 2019-III, Ser 2021-3A, Cl ER
7.763%, ICE LIBOR USD 3 Month + 6.700%, 04/20/31(A)		1,500	1,335
Barings Euro CLO BV, Ser 2018-1X, Cl E
4.120%, Euribor 3 Month + 4.120%, 04/15/31	EUR	4,275	3,643
Barings Euro CLO BV, Ser 2018-2X, Cl E
5.050%, Euribor 3 Month + 5.050%, 10/15/31	EUR	3,000	2,473
Barings Euro CLO BV, Ser 2018-3X, Cl E
5.790%, Euribor 3 Month + 5.790%, 07/27/31	EUR	2,900	2,506

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, Euribor 3 Month + 6.500%, 07/24/32	EUR	2,475	$2,151
Battalion CLO 18, Ser 2021-18A, Cl ER
7.754%, ICE LIBOR USD 3 Month + 6.710%, 10/15/36(A)		2,000	1,751
Battalion CLO X, Ser 2021-10A, Cl DR2
7.794%, ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A)		2,750	2,447
Battalion Clo XIV, Ser 2021-14A, Cl DR
4.503%, ICE LIBOR USD 3 Month + 3.440%, 01/20/35(A)		2,000	1,818
Battalion Clo XIV, Ser 2021-14A, Cl ER
7.923%, ICE LIBOR USD 3 Month + 6.860%, 01/20/35(A)		3,500	3,090
Birch Grove CLO 2, Ser 2021-2A, Cl E
7.994%, ICE LIBOR USD 3 Month + 6.950%, 10/19/34(A)		1,750	1,550
Birch Grove CLO 3, Ser 2021-3A, Cl E
7.183%, ICE LIBOR USD 3 Month + 6.980%, 01/19/35(A)		4,000	3,524
Black Diamond CLO, Ser 2017-1A, Cl C
5.134%, ICE LIBOR USD 3 Month + 3.950%, 04/24/29(A)		1,500	1,416

Description	Face Amount (000)(1)		Value (000)
Black Diamond CLO, Ser 2021-1A, Cl D
8.616%, ICE LIBOR USD 3 Month + 7.480%, 11/22/34(A)		1,000	$860
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, Euribor 3 Month + 4.420%, 03/15/31	EUR	3,000	2,417
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, Euribor 3 Month + 6.600%, 03/15/31	EUR	1,750	1,348
Blackrock European Clo III Designated Activity, Ser 2021-3X, Cl ER
6.130%, Euribor 3 Month + 6.130%, 07/19/35	EUR	3,000	2,523
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
8.920%, Euribor 3 Month + 8.920%, 12/15/32	EUR	1,250	1,040
Bluemountain Euro 2021-2 CLO DAC, Ser 2021-2X, Cl E
6.210%, Euribor 3 Month + 6.210%, 10/15/35	EUR	1,500	1,236
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
3.100%, Euribor 3 Month + 3.100%, 10/15/35	EUR	1,150	1,030
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, Euribor 3 Month + 4.630%, 12/15/30	EUR	2,000	1,675

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
5.800%, Euribor 3 Month + 5.800%, 05/25/34	EUR	2,500	$2,044
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.050%, Euribor 3 Month + 5.050%, 10/30/30	EUR	2,000	1,746
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, Euribor 3 Month + 6.770%, 07/15/35	EUR	5,850	5,228
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
6.110%, Euribor 3 Month + 6.110%, 10/29/34	EUR	1,000	792
Capital Four CLO I DAC, Ser 2019-1X, Cl E
6.470%, Euribor 3 Month + 6.470%, 01/15/33	EUR	1,500	1,258
Capital Four CLO II DAC, Ser 2021-2X, Cl E
5.910%, Euribor 3 Month + 5.910%, 01/15/34	EUR	2,600	2,200
Carlyle Euro CLO 2017-1 DAC, Ser 2021-1X, Cl DR
6.470%, Euribor 3 Month + 6.470%, 07/15/34	EUR	1,650	1,346
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
4.580%, Euribor 3 Month + 4.580%, 01/15/31	EUR	2,000	1,671
Carlyle Euro CLO DAC, Ser 2021-2X, Cl CR
3.500%, Euribor 3 Month + 3.500%, 08/15/32	EUR	1,300	1,239

Description	Face Amount (000)(1)		Value (000)
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
3.500%, Euribor 3 Month + 3.500%, 02/15/36	EUR	1,350	$1,184
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
6.460%, Euribor 3 Month + 6.460%, 02/15/36	EUR	2,700	2,114
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
3.944%, ICE LIBOR USD 3 Month + 2.900%, 07/15/30(A)		1,800	1,576
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
5.500%, Euribor 3 Month + 5.500%, 01/16/33	EUR	2,000	1,657
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
4.930%, Euribor 3 Month + 4.930%, 07/15/31	EUR	3,300	2,818
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
4.580%, Euribor 3 Month + 4.580%, 01/25/32	EUR	2,400	1,955
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl CRR
3.700%, Euribor 3 Month + 3.700%, 11/10/35	EUR	2,500	2,204

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
6.650%, Euribor 3 Month + 6.650%, 11/10/35	EUR	1,450	$1,169
Catamaran CLO, Ser 2018-1A, Cl E
7.554%, ICE LIBOR USD 3 Month + 6.370%, 10/25/31(A)		3,500	2,833
Cathedral Lake VI, Ser 2021-6A, Cl E
8.394%, ICE LIBOR USD 3 Month + 7.210%, 04/25/34(A)		4,000	3,507
Cathedral Lake VIII, Ser 2021-8A, Cl E
8.553%, ICE LIBOR USD 3 Month + 7.490%, 01/20/35(A)		2,000	1,674
CIFC European Funding CLO IV DAC, Ser 2021-4X, Cl D
3.100%, Euribor 3 Month + 3.100%, 08/18/35	EUR	1,300	1,166
CIFC European Funding CLO V DAC, Ser 2021-5X, Cl D
3.150%, Euribor 3 Month + 3.150%, 11/23/34	EUR	1,430	1,290
CQS US CLO, Ser 2021-1A, Cl D1
4.613%, ICE LIBOR USD 3 Month + 3.550%, 01/20/35(A)		1,000	923

Description	Face Amount (000)(1)		Value (000)
CQS US CLO, Ser 2021-1A, Cl DJ
6.043%, ICE LIBOR USD 3 Month + 4.980%, 01/20/35(A)		300	$263
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
4.534%, ICE LIBOR USD 3 Month + 3.350%, 10/23/31(A)		2,000	1,648
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
4.294%, ICE LIBOR USD 3 Month + 3.250%, 10/15/31(A)		2,250	1,962
CRNPT, Ser 2018-4A, Cl D
3.813%, ICE LIBOR USD 3 Month + 2.750%, 04/20/31(A)		3,000	2,693
Crown Point CLO 8, Ser 2021-8A, Cl ER
8.193%, ICE LIBOR USD 3 Month + 7.130%, 10/20/34(A)		3,500	3,152
Crown Point CLO 9, Ser 2021-9A, Cl DR
4.788%, ICE LIBOR USD 3 Month + 3.750%, 07/14/34(A)		2,000	1,849
Crown Point CLO 9, Ser 2021-9A, Cl ER
7.798%, ICE LIBOR USD 3 Month + 6.760%, 07/14/34(A)		2,375	2,068

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
5.860%, Euribor 3 Month + 5.860%, 02/22/34	EUR	1,200	$1,018
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
8.060%, Euribor 3 Month + 8.060%, 02/22/34	EUR	615	464
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
6.700%, Euribor 3 Month + 6.700%, 06/17/32	EUR	1,000	889
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
8.780%, Euribor 3 Month + 8.780%, 12/15/34	EUR	1,700	1,277
Diameter Capital Clo 3, Ser 2022-3A, Cl D
7.102%, TSFR3M + 6.800%, 04/15/37(A)		2,600	2,189
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, Euribor 3 Month + 4.750%, 07/15/32	EUR	911	768
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
7.270%, Euribor 3 Month + 7.270%, 08/15/31	EUR	1,250	873
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.330%, Euribor 3 Month + 6.330%, 01/17/33	EUR	4,200	3,711

Description	Face Amount (000)(1)		Value (000)
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, Euribor 3 Month + 6.670%, 10/15/32	EUR	2,640	$2,358
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, Euribor 3 Month + 4.720%, 01/15/32	EUR	3,225	2,646
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
6.370%, Euribor 3 Month + 6.370%, 10/18/34	EUR	4,700	3,808
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
6.820%, Euribor 3 Month + 6.820%, 01/15/34	EUR	2,000	1,748
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
6.010%, Euribor 3 Month + 6.010%, 07/20/34	EUR	1,500	1,166
Elevation CLO, Ser 2019-1A, Cl D1R2
9.061%, ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A)		2,210	2,005
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
7.980%, Euribor 3 Month + 7.980%, 04/24/34	EUR	500	398

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl DRR
3.050%, Euribor 3 Month + 3.050%, 07/30/34	EUR	1,120	$1,019
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl ERR
6.070%, Euribor 3 Month + 6.070%, 07/30/34	EUR	2,250	1,849
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
5.820%, Euribor 3 Month + 5.820%, 02/15/34	EUR	1,350	1,126
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
6.200%, Euribor 3 Month + 6.200%, 07/25/35	EUR	3,000	2,513
Fidelity Grand Harbour CLO DAC, Ser 2021-1X, Cl E
6.220%, Euribor 3 Month + 6.220%, 10/15/34	EUR	2,800	2,194
Franklin Park Place CLO I, Ser 2022-1A, Cl E
8.270%, TSFR3M + 7.500%, 04/14/35(A)		3,160	2,606
Generate CLO 5, Ser 2018-5A, Cl E
7.146%, ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A)		2,500	2,145

Description	Face Amount (000)(1)		Value (000)
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, Euribor 3 Month + 5.910%, 01/20/32	EUR	3,550	$3,164
Greywolf CLO II, Ser 2021-1A, Cl DRR
8.094%, ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A)		3,000	2,568
Greywolf CLO III, Ser 2020-3RA, Cl DR
8.085%, TSFR3M + 7.180%, 04/15/33(A)		5,000	4,503
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, Euribor 3 Month + 5.120%, 02/15/30	EUR	1,000	811
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, Euribor 3 Month + 2.550%, 01/15/31	EUR	1,800	1,633
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, Euribor 3 Month + 6.300%, 11/18/29	EUR	3,250	2,807
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, Euribor 3 Month + 5.570%, 10/15/31	EUR	3,000	2,555
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
6.110%, Euribor 3 Month + 6.110%, 01/15/32	EUR	1,500	1,269

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.310%, Euribor 3 Month + 8.310%, 10/20/32	EUR	1,500	$1,207
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
3.450%, Euribor 3 Month + 3.450%, 10/15/34	EUR	1,855	1,660
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
3.500%, Euribor 3 Month + 3.500%, 01/17/35	EUR	1,400	1,271
Henley CLO III DAC, Ser 2021-3X, Cl DR
3.300%, Euribor 3 Month + 3.300%, 12/25/35	EUR	1,450	1,319
Henley CLO III DAC, Ser 2021-3X, Cl ER
6.290%, Euribor 3 Month + 6.290%, 12/25/35	EUR	1,050	870
Henley CLO VI DAC, Ser 2021-6X, Cl E
6.110%, Euribor 3 Month + 6.110%, 06/10/34	EUR	1,000	833
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.030%, Euribor 3 Month + 7.030%, 11/14/32	EUR	2,300	2,021
ICG Euro CLO DAC, Ser 2021-1X, Cl E
6.460%, Euribor 3 Month + 6.460%, 10/15/34	EUR	2,000	1,723
ICG Euro CLO DAC, Ser 2021-1X, Cl F
8.820%, Euribor 3 Month + 8.820%, 10/15/34	EUR	1,000	804

Description	Face Amount (000)(1)		Value (000)
Jamestown CLO XVI, Ser 2021-16A, Cl D
4.834%, ICE LIBOR USD 3 Month + 3.650%, 07/25/34(A)		2,000	$1,858
Jamestown CLO XVI, Ser 2021-16A, Cl E
8.344%, ICE LIBOR USD 3 Month + 7.160%, 07/25/34(A)		2,000	1,779
Jamestown CLO XVII, Ser 2021-17A, Cl E
7.341%, ICE LIBOR USD 3 Month + 7.090%, 01/25/35(A)		4,000	3,587
KKR CLO 14, Ser 2018-14, Cl ER
7.194%, ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A)		2,000	1,793
KKR CLO 26, Ser 2021-26, Cl ER
8.194%, ICE LIBOR USD 3 Month + 7.150%, 10/15/34(A)		3,000	2,642
Laurelin DAC, Ser 2018-1X, Cl ER
5.430%, Euribor 3 Month + 5.430%, 10/20/31	EUR	5,000	4,251
LCM 33, Ser 2021-33A, Cl D
4.263%, ICE LIBOR USD 3 Month + 3.200%, 07/20/34(A)		1,625	1,511
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, Euribor 3 Month + 4.700%, 05/25/31	EUR	1,150	997

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, Euribor 3 Month + 7.150%, 04/15/32	EUR	2,500	$2,205
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, Euribor 3 Month + 2.800%, 02/15/31	EUR	3,000	2,866
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
4.860%, Euribor 3 Month + 4.860%, 02/15/31	EUR	3,650	2,953
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, Euribor 3 Month + 5.200%, 10/15/31	EUR	3,000	2,497
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, Euribor 3 Month + 5.200%, 10/15/31	EUR	151	126
Madison Park Funding XI, Ser 2017-11A, Cl ER
7.634%, ICE LIBOR USD 3 Month + 6.450%, 07/23/29(A)		3,500	3,110
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
7.336%, ICE LIBOR USD 3 Month + 6.200%, 01/22/31(A)		3,000	2,715

Description	Face Amount (000)(1)		Value (000)
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, Euribor 3 Month + 4.850%, 10/15/30	EUR	1,500	$1,291
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, Euribor 3 Month + 8.750%, 01/15/30	EUR	2,000	1,637
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
5.860%, Euribor 3 Month + 5.860%, 12/15/31	EUR	900	779
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, Euribor 3 Month + 5.390%, 10/15/32	EUR	1,300	1,109
Marble Point CLO XII, Ser 2018-1A, Cl D
4.044%, ICE LIBOR USD 3 Month + 3.000%, 07/16/31(A)		5,000	4,363
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
4.358%, ICE LIBOR USD 3 Month + 3.260%, 04/21/31(A)		1,500	1,225
Midocean Credit CLO IX, Ser 2018-9A, Cl E
7.113%, ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A)		1,000	850

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
8.344%, ICE LIBOR USD 3 Month + 7.160%, 10/23/34(A)		3,000	$2,533
Mountain View CLO, Ser 2018-9A, Cl CR
4.164%, ICE LIBOR USD 3 Month + 3.120%, 07/15/31(A)		2,500	2,190
Northwoods Capital 20, Ser 2021-20A, Cl ER
9.034%, ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A)		2,438	2,230
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
3.250%, Euribor 3 Month + 3.250%, 07/22/34	EUR	1,375	1,256
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
6.060%, Euribor 3 Month + 6.060%, 07/22/34	EUR	2,300	1,891
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
8.630%, Euribor 3 Month + 8.630%, 07/22/34	EUR	3,230	2,528
Northwoods Capital 22, Ser 2022-22A, Cl D2R
7.083%, TSFR3M + 5.650%, 09/01/31(A)		1,000	940
Northwoods Capital 22, Ser 2022-22A, Cl ER
9.623%, TSFR3M + 8.190%, 09/01/31(A)		3,000	2,748

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 25, Ser 2021-25A, Cl D
4.813%, ICE LIBOR USD 3 Month + 3.750%, 07/20/34(A)		2,000	$1,831
Northwoods Capital 25, Ser 2021-25A, Cl E
8.203%, ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A)		2,000	1,660
Northwoods Capital 27, Ser 2021-27A, Cl E
8.084%, ICE LIBOR USD 3 Month + 7.040%, 10/17/34(A)		1,150	1,005
Northwoods Capital XV, Ser 2021-15A, Cl ER
9.736%, ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A)		2,000	1,700
OAK Hill European Credit Partners IV DAC, Ser 2018-4X, Cl DR
2.500%, Euribor 3 Month + 2.500%, 01/20/32	EUR	3,000	2,770
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
3.600%, Euribor 3 Month + 3.600%, 01/21/35	EUR	1,350	1,197
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl D
3.500%, Euribor 3 Month + 3.500%, 04/18/35	EUR	960	889

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
5.670%, Euribor 3 Month + 5.670%, 04/18/35	EUR	4,455	$3,775
Ocean Trails CLO 8, Ser 2021-8A, Cl DR
4.794%, ICE LIBOR USD 3 Month + 3.750%, 07/15/34(A)		2,000	1,835
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
8.494%, ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A)		1,000	861
Ocean Trails CLO VII, Ser 2019-7A, Cl E
7.924%, ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A)		3,000	2,351
Ocean Trails CLO XII, Ser 2022-12A, Cl E
0.000%, 07/20/35(A) (D)		1,500	1,417
OCP Euro CLO DAC, Ser 2022-5X, Cl D
3.350%, Euribor 3 Month + 3.350%, 04/20/35	EUR	1,300	1,134
Otranto Park CLO DAC, Ser 2022-1X, Cl E
7.050%, Euribor 3 Month + 7.050%, 05/15/35	EUR	1,410	1,164
OZLM IX, Ser 2018-9A, Cl DRR
7.183%, ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A)		2,000	1,692

Description	Face Amount (000)(1)		Value (000)
OZLM VI, Ser 2018-6A, Cl DS
7.094%, ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A)		3,550	$2,925
OZLM XI, Ser 2017-11A, Cl DR
8.286%, ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A)		3,000	2,631
OZLM XXII, Ser 2018-22A, Cl D
6.344%, ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A)		1,800	1,443
OZLM XXIV, Ser 2019-24A, Cl D
8.113%, ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A)		4,000	3,343
Parallel, Ser 2018-1A, Cl C
3.863%, ICE LIBOR USD 3 Month + 2.800%, 04/20/31(A)		2,000	1,698
Parallel, Ser 2018-1A, Cl D
6.313%, ICE LIBOR USD 3 Month + 5.250%, 04/20/31(A)		1,250	956
Pikes Peak CLO 5, Ser 2020-5A, Cl E
7.763%, ICE LIBOR USD 3 Month + 6.700%, 04/20/33(A)		1,000	887

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
6.400%, Euribor 3 Month + 6.400%, 04/20/32	EUR	2,000	$1,594
Regatta XIV Funding, Ser 2018-3A, Cl E
7.134%, ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A)		3,600	3,082
Regatta XV Funding, Ser 2018-4A, Cl D
7.684%, ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A)		1,750	1,537
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
6.030%, Euribor 3 Month + 6.030%, 01/20/33	EUR	2,000	1,695
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
3.450%, Euribor 3 Month + 3.450%, 01/24/35	EUR	1,200	1,059
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
6.220%, Euribor 3 Month + 6.220%, 01/24/35	EUR	1,100	866
Sculptor European Clo II DAC, Ser 2021-2X, Cl DR
3.600%, Euribor 3 Month + 3.600%, 04/15/34	EUR	1,000	927

Description	Face Amount (000)(1)		Value (000)
Sculptor European Clo II DAC, Ser 2021-2X, Cl ER
5.890%, Euribor 3 Month + 5.890%, 04/15/34	EUR	1,100	$915
Sculptor European CLO IX DAC, Ser 2022-9X, Cl D
3.350%, Euribor 3 Month + 3.350%, 04/10/34	EUR	1,400	1,243
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
3.400%, Euribor 3 Month + 3.400%, 10/15/34	EUR	1,350	1,231
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, Euribor 3 Month + 4.500%, 01/15/34	EUR	1,025	962
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, Euribor 3 Month + 8.380%, 01/15/34	EUR	255	211
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
6.170%, Euribor 3 Month + 6.170%, 07/17/34	EUR	2,500	2,059
Sound Point CLO V-R, Ser 2018-1RA, Cl D
4.144%, ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A)		1,000	856

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
7.514%, ICE LIBOR USD 3 Month + 6.470%, 07/15/34(A)		3,500	$3,024
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, Euribor 3 Month + 4.430%, 01/15/32	EUR	5,366	4,534
St. Paul's CLO V, Ser 2017-5X, Cl ER
5.150%, Euribor 3 Month + 5.150%, 02/20/30	EUR	1,500	1,241
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
6.300%, Euribor 3 Month + 6.300%, 05/20/34	EUR	1,000	814
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
6.120%, Euribor 3 Month + 6.120%, 07/18/34	EUR	4,000	3,310
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, Euribor 3 Month + 4.600%, 01/17/30	EUR	2,800	2,345
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
6.360%, Euribor 3 Month + 6.360%, 04/22/35	EUR	2,000	1,731
Toro European CLO 2 DAC, Ser 2021-2X, Cl DRR
3.550%, Euribor 3 Month + 3.550%, 07/25/34	EUR	2,000	1,822

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
6.470%, Euribor 3 Month + 6.470%, 07/25/34	EUR	2,000	$1,675
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
6.300%, Euribor 3 Month + 6.300%, 07/15/34	EUR	2,000	1,692
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, Euribor 3 Month + 6.490%, 01/12/32	EUR	1,207	1,022
Toro European CLO 6 DAC, Ser 2021-6X, Cl DR
3.500%, Euribor 3 Month + 3.500%, 01/12/32	EUR	1,030	952
Trimaran Cavu, Ser 2019-1A, Cl E
8.103%, ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A)		1,800	1,630
Trimaran Cavu, Ser 2019-2A, Cl D
7.994%, ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A)		1,750	1,545
Trimaran Cavu, Ser 2021-1A, Cl E
7.684%, ICE LIBOR USD 3 Month + 6.500%, 04/23/32(A)		4,000	3,547

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Trimaran Cavu, Ser 2021-2A, Cl E
8.384%, ICE LIBOR USD 3 Month + 7.200%, 10/25/34(A)		2,000	$1,717
Trimaran Cavu, Ser 2021-3A, Cl E
8.414%, ICE LIBOR USD 3 Month + 7.370%, 01/18/35(A)		2,000	1,785
Trinitas CLO XVIII, Ser 2021-18A, Cl E
8.113%, ICE LIBOR USD 3 Month + 7.050%, 01/20/35(A)		4,000	3,398
Venture 45 Clo, Ser 2022-45A, Cl D1
5.077%, TSFR3M + 4.000%, 07/20/35(A)		3,500	3,145
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, Euribor 3 Month + 7.160%, 11/16/32	EUR	2,000	1,787
VIBR, Ser 2018-8A, Cl D
6.813%, ICE LIBOR USD 3 Month + 5.750%, 01/20/31(A)		2,000	1,597
Vibrant CLO XIII, Ser 2021-13A, Cl D
8.104%, ICE LIBOR USD 3 Month + 7.060%, 07/15/34(A)		4,000	3,492
Voya CLO, Ser 2018-3A, Cl DR
6.944%, ICE LIBOR USD 3 Month + 5.900%, 10/18/31(A)		2,500	2,228

Description	Face Amount (000)(1)		Value (000)
Voya CLO, Ser 2021-1A, Cl D
4.194%, ICE LIBOR USD 3 Month + 3.150%, 07/15/34(A)		1,150	$1,070
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
3.200%, Euribor 3 Month + 3.200%, 07/15/35	EUR	1,350	1,235
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
3.100%, Euribor 3 Month + 3.100%, 04/15/35	EUR	1,100	1,011
Wellfleet CLO, Ser 2021-2A, Cl D
4.644%, ICE LIBOR USD 3 Month + 3.600%, 07/15/34(A)		2,000	1,862
Wellfleet CLO, Ser 2021-2A, Cl E
8.004%, ICE LIBOR USD 3 Month + 6.960%, 07/15/34(A)		1,000	873
Wellfleet CLO, Ser 2021-3A, Cl E
8.144%, ICE LIBOR USD 3 Month + 7.100%, 01/15/35(A)		1,500	1,298
Wind River CLO, Ser 2021-1KRA, Cl ER2
8.394%, ICE LIBOR USD 3 Month + 7.350%, 10/15/34(A)		2,000	1,735

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Wind River CLO, Ser 2021-1KRA, Cl FR2
8.944%, ICE LIBOR USD 3 Month + 7.900%, 10/15/34(A)		1,000	$797
Total Mortgage-Backed Securities
Cost ($446,651)			371,405
Sovereign Debt [2.7%]
Abu Dhabi Government International Bond
3.875%, 04/16/50		591	526
3.125%, 09/30/49		597	465
Angolan Government International Bond
9.375%, 05/08/48		1,257	915
9.125%, 11/26/49		544	387
8.750%, 04/14/32		385	309
8.250%, 05/09/28		518	432
8.000%, 11/26/29		399	317
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,528
Argentine Republic Government International Bond
2.500%, 3.50%, 7/9/2022, 07/09/41(F)		1,733	466
2.000%, 3.88%, 7/9/2022, 01/09/38(F)		899	257
1.125%, 1.50%, 7/9/2022, 07/09/35(F)		12,542	2,707
1.000%, 07/09/29		690	158
0.500%, 07/09/29	EUR	—	—
0.500%, 0.75%, 7/9/2023, 07/09/30(F)		5,071	1,196

Description	Face Amount (000)(1)		Value (000)
Bahrain Government International Bond
7.500%, 09/20/47		253	$214
Brazilian Government International Bond
8.250%, 01/20/34		278	302
6.000%, 04/07/26		274	283
5.000%, 01/27/45		550	394
4.625%, 01/13/28		393	368
Chile Government International Bond
3.500%, 01/25/50		506	389
3.240%, 02/06/28		203	191
3.100%, 05/07/41		421	321
3.100%, 01/22/61		488	331
2.750%, 01/31/27		200	187
Colombia Government International Bond
8.125%, 05/21/24		518	538
7.375%, 09/18/37		337	313
6.125%, 01/18/41		628	494
5.625%, 02/26/44		556	401
4.125%, 05/15/51		501	301
3.875%, 04/25/27		697	$618
Costa Rica Government International Bond
6.125%, 02/19/31		459	430
5.625%, 04/30/43		368	277
Croatia Government International Bond
6.000%, 01/26/24		658	679
Dominican Republic International Bond
7.450%, 04/30/44		404	346
6.875%, 01/29/26		466	477
6.850%, 01/27/45		792	628
6.500%, 02/15/48		280	213
6.400%, 06/05/49		270	202
6.000%, 07/19/28		259	240
5.875%, 01/30/60		2,549	1,750
5.500%, 01/27/25		346	344

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
5.500%, 02/22/29		214	187
5.300%, 01/21/41		454	313
4.875%, 09/23/32		4,048	3,117
Ecuador Government International Bond
5.000%, 5.500%, 7/31/2021, 07/31/30(A) (F)		1,188	774
1.000%, 2.50%, 7/31/2021, 07/31/35(A) (F)		6,536	3,167
0.500%, 1.50%, 7/31/2021, 07/31/40(A) (F)		1,403	576
Egypt Government International Bond
8.875%, 05/29/50		1,437	877
8.750%, 09/30/51(A)		500	303
8.700%, 03/01/49		759	455
8.500%, 01/31/47		1,098	654
7.903%, 02/21/48		759	436
7.625%, 05/29/32		293	193
7.600%, 03/01/29		296	217
6.588%, 02/21/28		314	228
5.875%, 02/16/31		458	$286
El Salvador Government International Bond
8.625%, 02/28/29		241	81
7.625%, 02/01/41		530	169
7.125%, 01/20/50		320	102
Export-Import Bank of India, MTN
2.250%, 01/13/31		372	293
Federative Republic of Brazil
4.250%, 01/07/25		575	572
Gabon Government International Bond
6.625%, 02/06/31		545	405
Ghana Government International Bond
8.950%, 03/26/51		577	275
8.875%, 05/07/42		455	220

Description	Face Amount (000)(1)		Value (000)
8.625%, 04/07/34		578	281
8.125%, 03/26/32		401	195
7.625%, 05/16/29		447	221
Guatemala Government Bond
6.125%, 06/01/50		289	243
5.375%, 04/24/32		200	184
4.650%, 10/07/41(A)		200	146
Hungary Government International Bond
5.375%, 03/25/24		358	366
3.125%, 09/21/51(A)		284	188
2.125%, 09/22/31(A)		260	201
Indonesia Government International Bond, MTN
8.500%, 10/12/35		203	257
7.750%, 01/17/38		407	485
6.625%, 02/17/37		265	291
5.950%, 01/08/46		341	359
5.250%, 01/17/42		247	242
5.250%, 01/08/47		289	$282
5.125%, 01/15/45		861	827
4.750%, 07/18/47		274	253
Iraq International Bond
5.800%, 01/15/28		247	222
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	732	548
6.125%, 06/15/33		2,600	2,034
5.875%, 10/17/31	EUR	434	357
4.875%, 01/30/32	EUR	499	378
Jamaica Government International Bond
7.875%, 07/28/45		296	310
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		536	540

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Lebanon Government International Bond, MTN
8.250%, 04/12/21(B)	1,357	87
7.250%, 03/23/37(B)	1	—
7.050%, 11/02/35(B)	157	10
7.000%, 03/23/32(B)	898	57
6.850%, 03/23/27(B)	1,262	80
6.600%, 11/27/26(B)	624	40
6.375%, 03/09/20(B)	202	13
6.150%, 06/19/20(B)	1,760	112
6.100%, 10/04/22(B)	2,464	157
6.000%, 01/27/23(B)	448	29
5.800%, 04/14/20(B)	928	59
Mexico Government International Bond
6.050%, 01/11/40	214	$210
5.750%, 10/12/10	490	407
5.550%, 01/21/45	335	305
4.750%, 03/08/44	198	164
3.771%, 05/24/61	1,431	916
3.750%, 04/19/71	1,272	798
Mongolia Government International Bond
5.625%, 05/01/23	216	213
Morocco Government International Bond
5.500%, 12/11/42	265	194
4.250%, 12/11/22	538	538
Nigeria Government International Bond, MTN
8.250%, 09/28/51(A)	464	290
7.696%, 02/23/38	445	276

Description	Face Amount (000)(1)	Value (000)
7.625%, 11/28/47	523	315
7.375%, 09/28/33(A)	660	433
6.500%, 11/28/27	305	233
Oman Government International Bond
7.000%, 01/25/51	496	439
6.750%, 10/28/27	231	236
6.750%, 01/17/48	523	453
6.500%, 03/08/47	1,863	1,570
6.250%, 01/25/31	205	198
6.000%, 08/01/29	497	480
4.750%, 06/15/26	296	283
Pakistan Government International Bond
8.875%, 04/08/51	854	513
8.250%, 04/15/24	987	772
8.250%, 09/30/25	378	273
7.375%, 04/08/31	796	506
6.875%, 12/05/27	566	386
Pakistan Water & Power Development Authority
7.500%, 06/04/31	336	$188
Panama Government International Bond
9.375%, 04/01/29	285	349
8.875%, 09/30/27	231	272
7.125%, 01/29/26	110	120
6.700%, 01/26/36	525	569
4.500%, 05/15/47	344	284
4.300%, 04/29/53	550	433
Paraguay Government International Bond
5.400%, 03/30/50	210	164
4.700%, 03/27/27	291	280
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	420	425
Peruvian Government International Bond
8.750%, 11/21/33	876	1,113
7.350%, 07/21/25	396	428

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
5.625%, 11/18/50	467	485
3.230%, 07/28/21	276	170
2.780%, 12/01/60	546	339
Philippine Government International Bond
10.625%, 03/16/25	232	273
9.500%, 02/02/30	462	597
7.750%, 01/14/31	420	508
6.375%, 10/23/34	416	468
3.950%, 01/20/40	553	483
2.950%, 05/05/45	290	209
Qatar Government International Bond
4.817%, 03/14/49	937	945
4.400%, 04/16/50	288	276
3.250%, 06/02/26	752	743
Republic of South Africa Government International Bond
5.875%, 06/22/30	259	$234
5.875%, 04/20/32	450	385
5.750%, 09/30/49	571	392
5.650%, 09/27/47	660	452
5.000%, 10/12/46	342	222
4.300%, 10/12/28	1,020	874
Romanian Government International Bond, MTN
6.125%, 01/22/44	118	104
4.375%, 08/22/23	1,020	1,020
4.000%, 02/14/51	1,040	681
3.625%, 03/27/32(A)	368	290
3.000%, 02/27/27	162	143
3.000%, 02/14/31	182	141
Saudi Government International Bond, MTN
5.250%, 01/16/50	625	638
5.000%, 04/17/49	707	695
4.625%, 10/04/47	323	300
4.500%, 04/22/60	462	425

Description	Face Amount (000)(1)	Value (000)
4.375%, 04/16/29	300	305
3.750%, 01/21/55	703	577
3.450%, 02/02/61	959	720
Senegal Government International Bond
6.250%, 05/23/33	2,700	2,063
Sri Lanka Government International Bond
7.850%, 03/14/29	560	184
7.550%, 03/28/30	424	137
Third Pakistan International Sukuk
5.625%, 12/05/22	404	380
Turkey Government International Bond
6.000%, 01/14/41	301	193
5.750%, 03/22/24	366	$341
5.750%, 05/11/47	811	501
5.600%, 11/14/24	255	230
4.875%, 04/16/43	788	468
4.250%, 03/13/25	200	172
3.250%, 03/23/23	323	314
Uruguay Government International Bond
7.875%cash/0% PIK, 01/15/33	524	657
7.625%, 03/21/36	387	486
5.100%, 06/18/50	401	404
4.975%, 04/20/55	788	781
4.125%, 11/20/45	311	288
Vertical US Newco
5.250%, 07/15/27(A)	2,025	1,805
Vietnam Government International Bond
4.800%, 11/19/24	578	577
Zambia Government International Bond
8.970%, 07/30/27	635	373
Total Sovereign Debt
Cost ($118,494)		85,322
Non-Listed Business Development Companies [2.4%]
Golub Capital BDC 3	61,125	61,125

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Golub Capital BDC 4	10,777	10,777
TCW Direct Lending LLC	6,762	6,762
Total Non-Listed Business Development Companies
Cost ($78,664)		78,664
Life Settlement Contracts [2.3%](E)(H)(I)
American General Life #508L, Acquired 05/30/2014	2,595	1,700
American General Life #542L, Acquired 07/30/2015	83	350
American General Life #906L, Acquired 07/30/2015	479	3,006
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	6,352
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	2,681
AXA Equitable Life #1898, Acquired 11/04/2013	441	1,148
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,684
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	4,211
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	852
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,641
Guardian Insurance #0346, Acquired 11/04/2013	646	1,529
Hartford Life #4700, Acquired 11/24/2015	81	141
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,536
ING Reliastar #4842, Acquired 11/20/2013	921	2,034
ING Reliastar #776H, Acquired 05/30/2014	1,518	885
John Hancock #0430, Acquired 05/30/2014	2,418	3,108
John Hancock #1929, Acquired 05/30/2014	3,812	2,494
John Hancock #5072, Acquired 05/30/2014	1,409	4,120
John Hancock #5080, Acquired 11/19/2013	313	4,120

Description	Face Amount (000)(1)	Value (000)
John Hancock #5885, Acquired 05/30/2014	894	1,778
John Hancock #6686, Acquired 05/30/2014	3,035	2,078
Lincoln National #4754, Acquired 09/17/2015	610	4,283
Lincoln National #5658, Acquired 09/17/2015	329	1,511
Lincoln National #7099, Acquired 09/17/2015	1,254	2,939
Lincoln National #8558, Acquired 09/17/2015	1,659	1,868
Mass Mutual #5681, Acquired 11/05/2013	288	2,432
Met Life #8MLU, Acquired 05/20/2014	1,413	605
Penn Life #8183, Acquired 10/18/2016	46	125
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,502
Phoenix Life #5715, Acquired 10/18/2016	570	2,344
Phoenix Life #6157, Acquired 10/18/2016	569	2,329
Phoenix Life #8499, Acquired 05/30/2014	756	1,213
Phoenix Life #8509, Acquired 05/30/2014	761	1,213
Principal Financial #6653, Acquired 10/30/2013	306	315
Security Mutual Life #5380, Acquired 10/28/2013	410	–
Transamerica #1708, Acquired 10/28/2013	957	435
Transamerica #8205, Acquired 10/28/2013	714	481
Total Life Settlement Contracts
(Cost $48,321)		$74,043
Limited Partnership [1.8%]
Cartesian LP*	10,000	12,794
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,319	3,757
Oberland Capital Healthcare Solutions LP	3,949	4,020

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Primary Wave Music IP Fund LP		8,492	8,428
Primary Wave Music IP Fund LP		8,550	8,488
Primary Wave Music IP Fund LP		13,152	13,055
Primary Wave Music IP Fund LP		4,200	4,200
Total Limited Partnership
(Cost $51,662)			54,742
Closed-End Funds [0.3%]
Cliffwater Corporate Lending Fund, Cl I		942,507	10,066
Stone Ridge Reinsurance Risk Premium Interval Fund		859	34
Total Closed-End Funds
(Cost $10,036)			10,100
Convertible Bonds [0.2%]
Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		2,400	1,975
Cable Satellite [0.0%]
DISH Network
3.375%, 08/15/26		1,030	696
Coal Mining [0.0%]
New World Resources
4.000%cash or 8.000% PIK, 10/07/20(B)	EUR	380	10
E-Commerce/Products [0.0%]
Sea
0.250%, 09/15/26		920	$672

Description	Face Amount (000)(1)/Shares		Value (000)
E-Commerce/Services [0.1%]
MercadoLibre
2.000%, 08/15/28		570	919
Hotels and Motels [0.0%]
Huazhu Group
3.000%, 05/01/26		680	792
Telephones & Telecommunications [0.0%]
Digicel Group Holdings
7.000%, 10/01/70		1,902	889
Total Convertible Bonds
Cost ($6,792)			5,953
Common Stock [0.1%]
Cable Satellite [0.0%]
Intelsat Jackson (E)		2,116	8
Consumer Cyclical [0.0%]
TruKid *		232	579
Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—
Energy [0.0%]
BlackBrush Oil & Gas, L.P.		39,375	—
Financials [0.0%]
BCD Acquisition		1,000,000	—
Propco Certificates *		3,788	48
Total Financials			48
Health Care [0.0%]
Novartex		180,000	21

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Manufacturing [0.0%]
Vivarte	6,000	$1
Media Entertainment [0.0%]
iHeartMedia *	12,136	96
Oil Field Services [0.0%]
Superior Energy	30,620	1,883
Oil, Gas & Consumable Fuels [0.0%]
Summit Midstream Partners *	11,456	146
Pharmaceuticals [0.1%]
Mallinckrodt *	29,137	723
Retailers [0.0%]
Belk, Inc.	81	1
Penney Borrower LLC * (E)	505	3
Total Retailers		4
Services [0.0%]
A'ayan Leasing & Investment KSCP	976,932	305
Wayne Services Legacy *	257	—
Total Services		305
Technology [0.0%]
AS ADV Shares	127,800	—
Total Technology		—
Utilities [0.0%]
Longview Power LLC	64,904	811
Total Common Stock
(Cost $5,748)		4,625

Description	Face Amount (000)(1)	Value (000)
Warrant [0.0%]
Toys 'R' Us/Hill Street
Expires 06/21/23* (J)	14,795	$7
Total Warrant
(Cost $0)		7
Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP	1,283	818
Total Preferred Stock
(Cost $366)		818
Short-Term Investment [4.2%]
SEI Daily Income Trust Government Fund, Cl F, 1.140%**	134,138,463	134,138
Total Short-Term Investment
(Cost $134,138)		134,138
Total Investments [98.4%]
(Cost $3,889,703)		$3,164,631

Percentages are based on net assets of $3,216,210 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $1,042,585 (000), representing 32.4% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Step Bond — The rate reported is the rate in effect on June 30, 2022. The coupon on a step bond changes on a specific date.
(G)	Unsettled bank loan, Interest rate not available.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

(H)	Security is considered illiquid. The total market value of such security as of June 30, 2022 was $– (000) and represented –% of net assets of the Fund.
(I)	Security is considered restricted. The total market value of such securities as of June 30, 2022 was $74,043 (000) and represented 2.30% of Net Assets of the Fund.
(J)	Strike Price is unavailable.
(K)	Perpetual security with no stated maturity date.

(L)	Unfunded Commitments as of June 30, 2022:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3, Inc	$61,125,000	$58,125,000	None	None
Oberland Capital Healthcare Solutions Offshore LP	4,020,236	17,715,097	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,756,825	18,181,250	None	None
Primary Wave Music IP Fund 3, LP	34,171,334	41,508,157	None	None
Total	$103,073,395	$135,529,504

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

JPY — Japanese Yen

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PJSC — Public Joint Stock Company

PLC — Public Limited Company

Ser — Series

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

ULC — Unlimited Liability Company

USD — United States Dollar

At June 30, 2022, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at June 30, 2022, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	1	5/30/2014	5/30/2014	$2,595	$1,700	0.1%
American General Life #542L	1	7/30/2015	7/30/2015	83	350	0.0%
American General Life #906L	1	7/30/2015	7/30/2015	479	3,006	0.1%
AXA Equitable Life #0474	1	11/4/2013	11/4/2013	7,290	6,352	0.2%
AXA Equitable Life #1616	1	5/30/2014	5/30/2014	3,254	2,681	0.1%
AXA Equitable Life #1898	1	11/4/2013	11/4/2013	441	1,148	0.0%
AXA Equitable Life #7233	1	11/4/2013	11/4/2013	395	1,684	0.1%
AXA Equitable Life #7578	1	11/4/2013	11/4/2013	2,104	4,211	0.1%
AXA Equitable Life #7857	1	11/4/2013	11/4/2013	2,297	852	0.0%
AXA Equitable Life #8538	1	11/4/2013	11/4/2013	1,333	1,641	0.0%
Guardian Insurance #0346	1	11/4/2013	11/4/2013	646	1,529	0.0%
Hartford Life #4700	1	11/24/2015	11/24/2015	81	141	0.0%
ING Reliastar #1234	1	12/5/2013	12/5/2013	1,067	4,536	0.1%
ING Reliastar #4842	1	11/20/2013	11/20/2013	921	2,034	0.1%
ING Reliastar #776H	1	5/30/2014	5/30/2014	1,518	885	0.0%
John Hancock #0430	1	5/30/2014	5/30/2014	2,418	3,108	0.1%
John Hancock #1929	1	5/30/2014	5/30/2014	3,812	2,494	0.1%
John Hancock #5072	1	5/30/2014	5/30/2014	1,409	4,120	0.1%
John Hancock #5080	1	11/19/2013	11/19/2013	313	4,120	0.1%
John Hancock #5885	1	5/30/2014	5/30/2014	894	1,778	0.1%
John Hancock #6686	1	5/30/2014	5/30/2014	3,035	2,078	0.1%
Lincoln National #4754	1	9/17/2015	9/17/2015	610	4,283	0.1%
Lincoln National #5658	1	9/17/2015	9/17/2015	329	1,511	0.0%
Lincoln National #7099	1	9/17/2015	9/17/2015	1,254	2,939	0.1%
Lincoln National #8558	1	9/17/2015	9/17/2015	1,659	1,868	0.1%
Mass Mutual #5681	1	11/5/2013	11/5/2013	288	2,432	0.1%
Met Life #8MLU	1	5/20/2014	5/20/2014	1,413	605	0.0%
Penn Life #8183	1	10/18/2016	10/18/2016	46	125	0.0%
Penn Mutual #3106	1	5/30/2014	5/30/2014	1,294	1,502	0.0%

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
Phoenix Life #5715	1	10/18/2016	10/18/2016	570	2,344	0.1%
Phoenix Life #6157	1	10/18/2016	10/18/2016	569	2,329	0.1%
Phoenix Life #8499	1	5/30/2014	5/30/2014	756	1,213	0.0%
Phoenix Life #8509	1	5/30/2014	5/30/2014	761	1,213	0.0%
Principal Financial #6653	1	10/30/2013	10/30/2013	306	315	0.0%
Security Mutual Life #5380	1	10/28/2013	10/28/2013	410	-	0.0%
Transamerica #1708	1	10/28/2013	10/28/2013	957	435	0.0%
Transamerica #8205	1	10/28/2013	10/28/2013	714	481	0.0%
				$48,321	$74,043	2.1%

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bancorp	07/20/22	USD	80	EUR	76	$—
U.S. Bancorp	07/20/22	USD	854	EUR	814	—
U.S. Bancorp	07/20/22	EUR	2,868	USD	3,032	24
U.S. Bank	07/18/22	USD	633	GBP	515	(6)
U.S. Bank	07/18/22 - 07/20/22	USD	21,838	EUR	20,710	(113)
U.S. Bank	07/18/22	GBP	24,420	USD	29,487	(247)
U.S. Bank	07/18/22 - 07/20/22	EUR	229,965	USD	246,636	5,382
U.S. Bank	07/18/22 - 07/20/22	EUR	239,665	USD	250,990	(407)
						$4,633

The following is a list of the inputs used as of June 30, 2022 in valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,708,723	$10	$1,708,733
Loan Participations	1,847	631,934	2,300	636,081
Mortgage-Backed Securities	—	371,405	—	371,405
Sovereign Debt	—	85,322	—	85,322
Non-Listed Business Development Companies	78,664	—	—	78,664
Life Settlement Contracts	—	—	74,043	74,043
Limited Partnership	41,948	12,794	—	54,742
Closed-End Funds	10,100	—	—	10,100
Convertible Bonds	—	5,953	—	5,953
Common Stock	3,755	859	11	4,625
Warrant	—	7	—	7
Preferred Stock	—	818	—	818
Short-Term Investment	134,138	—	—	134,138
Total Investments in Securities	$270,452	$2,817,815	$76,364	$3,164,631

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$5,406	$—	$5,406
Unrealized Depreciation	—	(773)	—	(773)
Total Other Financial Instruments	$—	$4,633	$—	$4,633

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	Of the $76,364 (000) in Level 3 securities as of June 30, 2022, $74,043 (000) or 97.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2022:

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Mortgage-Backed Securities	Investments in Life Settlement Contracts	Investments in Common Stock	Total
Beginning balance as of October 1, 2021	$16	$3,885	$1,995	$93,737	$80	$99,713
Accrued discounts/ premiums	-	-	-	-	-	-
Realized gain/(loss)	-	-	-	-	-	-
Change in unrealized appreciation/(depreciation)	(6)	(1,585)	(1,995)	(19,694)	(69)	(23,349)
Purchases	-	-	-	-	-	-
Sales/paydowns	-	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Ending balance as of June 30, 2022	$10	$2,300	$-	$74,043	$11	$76,364
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(16)	$(5)	$1,995	$26,821	$69	$30,455

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2022. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2022 (000)	Valuation Techniques
Life Settlement Contracts	$74,043	Discounted Cash Flow Model

Observable Inputs
Maturity Value

Unobservable Inputs	Range
Discount Rate	13.5%
Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended June 30, 2022, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [99.3%]
Communication Services [8.5%]
AT&T	293,900	$6,160
BCE	88,500	4,353
Interpublic Group of	114,500	3,152
Verizon Communications	102,267	5,190
Total Communication Services		18,855
Consumer Discretionary [3.5%]
Genuine Parts	28,600	3,804
Newell Brands	213,100	4,057
Total Consumer Discretionary		7,861
Consumer Staples [10.6%]
Altria Group	112,750	4,709
Coca-Cola	81,772	5,144
General Mills	60,480	4,563
Philip Morris International	47,100	4,651
Procter & Gamble	30,400	4,371
Total Consumer Staples		23,438
Energy [8.5%]
Chevron	44,500	6,443
Marathon Petroleum	76,000	6,248
Williams	196,900	6,145
Total Energy		18,836
Financials [23.4%]
Ares Capital	288,400	5,171
Cincinnati Financial	45,200	5,378
Citizens Financial Group	137,100	4,893
Fifth Third Bancorp	127,000	4,267
First Horizon	334,400	7,310
Franklin Resources	71,000	1,655
Hartford Financial Services Group	68,200	4,462
KeyCorp	249,000	4,290
MetLife	97,000	6,091
Principal Financial Group	68,000	4,542
US Bancorp	84,100	3,871
Total Financials		51,930
Health Care [4.6%]
Merck	60,450	5,511
Pfizer	89,000	4,667
Total Health Care		10,178
Industrials [4.5%]
Emerson Electric	56,200	4,470
Lockheed Martin	13,000	5,589
Total Industrials		10,059
Information Technology [4.8%]
Cisco Systems	87,000	3,710
IBM	36,900	5,210
Intel	45,100	1,687
Total Information Technology		10,607

Description	Shares	Value (000)
Materials [5.7%]
International Paper	110,000	$4,601
LyondellBasell Industries, Cl A	47,100	4,119
Sonoco Products	66,650	3,802
Total Materials		12,522
REITs [7.3%]
Crown Castle International	25,600	4,311
Mid-America Apartment Communities	10,300	1,799
National Retail Properties	115,200	4,954
Prologis	24,200	2,847
Simon Property Group	23,200	2,202
Total REITs		16,113
Utilities [17.9%]
American Electric Power	70,500	6,764
Avangrid	76,900	3,547
Dominion Energy	65,600	5,236
Duke Energy	68,006	7,291
Entergy	51,800	5,835
Eversource Energy	44,542	3,762
NextEra Energy Partners	46,200	3,426
Sempra Energy	26,500	3,982
Total Utilities		39,843
Total Common Stock
(Cost $188,663)		220,242
Short-Term Investment [0.5%]
SEI Daily Income Trust Government Fund, Cl F, 1.130%**	1,096,495	1,096
Total Short-Term Investment
(Cost $1,096)		1,096
Total Investments [99.8%]
(Cost $189,759)		$221,338

Percentages are based on Net Assets of $221,871 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2022.

Cl — Class

REIT — Real Estate Investment Trust

As of June 30, 2022, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.9%]
Aerospace & Defense [1.7%]
Northrop Grumman	12,000	$5,743
Banks [1.0%]
Bank of America	113,000	3,518
Beverages [4.4%]
Anheuser-Busch InBev ADR	130,000	7,014
PepsiCo	49,000	8,166
Total Beverages		15,180
Biotechnology [1.0%]
Gilead Sciences	53,000	3,276
Capital Markets [4.8%]
Blackstone, Cl A (A)	64,000	5,839
CME Group, Cl A	36,000	7,369
S&P Global	10,000	3,370
Total Capital Markets		16,578
Chemicals [1.5%]
Sherwin-Williams	23,100	5,172
Commercial Banks [2.2%]
JPMorgan Chase	68,000	7,657
Commercial Services & Supplies [3.8%]
Cintas	27,000	10,085
TransUnion	39,000	3,120
Total Commercial Services & Supplies		13,205
Construction & Engineering [0.8%]
Quanta Services	22,000	2,757
Consumer Finance [0.5%]
American Express	13,000	1,802
Diversified Financial Services [2.1%]
Berkshire Hathaway, Cl B *	27,000	7,371
Electric Utilities [1.8%]
NextEra Energy	80,000	6,197
Food & Staples Retailing [4.5%]
Costco Wholesale	21,000	10,065
Walmart	46,000	5,593
Total Food & Staples Retailing		15,658
Health Care Equipment & Supplies [2.8%]
Becton Dickinson	18,000	4,438
Edwards Lifesciences *	57,000	5,420
Total Health Care Equipment & Supplies		9,858
Health Care Providers & Services [5.3%]
HCA Healthcare	18,000	3,025
UnitedHealth Group	30,000	15,409
Total Health Care Providers & Services		18,434

Description	Shares	Value (000)
Hotels, Restaurants & Leisure [4.4%]
Expedia Group *	28,000	$2,655
McDonald's	33,000	8,147
Starbucks	59,000	4,507
Total Hotels, Restaurants & Leisure		15,309
Insurance [0.5%]
Aon, Cl A	6,500	1,753
Interactive Media & Services [3.4%]
Alphabet, Cl A *	4,200	9,153
Meta Platforms, Cl A *	16,000	2,580
Total Interactive Media & Services		11,733
Internet & Catalog Retail [1.8%]
Amazon.Com *	59,600	6,330
IT Services [8.8%]
Accenture, Cl A	27,000	7,497
Mastercard, Cl A	34,000	10,726
Visa, Cl A	63,000	12,404
Total IT Services		30,627
Life Sciences Tools & Services [5.3%]
Charles River Laboratories International *	22,000	4,707
Danaher	18,000	4,563
Thermo Fisher Scientific	17,000	9,236
Total Life Sciences Tools & Services		18,506
Machinery [1.7%]
Trane Technologies	44,000	5,714
Media [1.4%]
Comcast, Cl A	126,000	4,944
Oil, Gas & Consumable Fuels [2.7%]
Coterra Energy	92,000	2,373
EOG Resources	49,000	5,411
Pioneer Natural Resources	7,000	1,562
Total Oil, Gas & Consumable Fuels		9,346
Pharmaceuticals [0.9%]
Zoetis, Cl A	19,000	3,266
Real Estate Investment Trusts [1.3%]
Equinix	7,000	4,599
Road & Rail [1.3%]
Old Dominion Freight Line	17,000	4,357
Semiconductors & Semiconductor Equipment [3.2%]
Applied Materials	30,000	2,729
ASML Holding, Cl G	11,000	5,235
NXP Semiconductors	20,000	2,961
Total Semiconductors & Semiconductor Equipment		10,925

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2022 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Software [9.4%]
Adobe *	20,000	$7,321
Microsoft	87,000	22,344
Roper Technologies	7,000	2,763
Total Software		32,428
Specialty Retail [4.0%]
Home Depot	40,000	10,971
TJX	54,000	3,016
Total Specialty Retail		13,987
Technology Hardware, Storage & Peripherals [5.8%]
Apple	148,000	20,235
Telephones & Telecommunications [1.3%]
Walt Disney *	48,000	4,531
Water Utilities [1.4%]
American Water Works	32,000	4,761
Wireless Telecommunication Services [2.1%]
T-Mobile US *	55,000	7,400
Total Common Stock
(Cost $190,942)		343,157
Short-Term Investment [1.1%]
SEI Daily Income Trust Government Fund, Cl F, 1.130%**	3,692,236	3,692
Total Short-Term Investment
(Cost $3,692)		3,692
Total Investments [100.0%]
(Cost $194,634)		$346,849

Percentages are based on Net Assets of $346,762 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
(A)	Security is a Master Limited Partnership. At June 30, 2022, such securities amounted to $5,839 (000), or 1.7% of net assets of the Fund.

Cl — Class

As of June 30, 2022, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2500

CITY NATIONAL ROCHDALE FUNDS | PAGE 2